                                                                  NUVEEN
                                                                     Investments

Nuveen Municipal Bond Funds

Semiannual Report dated November 30, 2001

Dependable, tax-free income to help you keep more of what you earn.

                             [PHOTOS APPEAR HERE]

                                               Nuveen Kansas Municipal Bond Fund
                                             Nuveen Kentucky Municipal Bond Fund
                                             Nuveen Michigan Municipal Bond Fund
                                             Nuveen Missouri Municipal Bond Fund
                                                 Nuveen Ohio Municipal Bond Fund
                                            Nuveen Wisconsin Municipal Bond Fund

-------------------------------------------------------------------------------

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now can link you with electronic versions of the important financial information
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By registering for online access via the internet, you will be able to view and
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Sign up today -- here's what you need to do...

===============================================================================

If your Nuveen Fund dividends are
PAID TO YOUR BROKERAGE ACCOUNT,
follow the steps outlined below:

1.  Go to www.investordelivery.com

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If your Nuveen Fund dividends
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follow the steps outlined below:

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Must be predeced by or accompanied by a prospectus.

-------------------------------------------------------------------------------
Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

In addition to providing you with high current income exempt from federal taxes, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and broad trading execution by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,


[/s/ Timothy R. Schwertfeger]
Timothy R. Schwertfeger
Chairman of the Board
January 15, 2002


=======================================

Dear Shareholder..................... 1
Market Commentary.................... 2
Kansas Spotlight..................... 3
Kentucky Spotlight................... 4
Michigan Spotlight................... 5
Missouri Spotlight................... 6
Ohio Spotlight....................... 7
Wisconsin Spotlight.................. 8
Portfolio of Investments............. 9
Statement of Net Assets..............43
Statement of Operations..............44
Statement of Changes in Net Assets...45
Notes to Financial Statements........48
Financial Highlights.................56
Fund Information.....................65

-------------------------------------------------------------------------------
Market Commentary
Nuveen Research
===============================================================================
Continued uncertainty and volatile equity markets characterized the economic landscape over the six-months ended November 30, 2001. Many observers now believe that the United States has been in a recession since the spring. Since our last report, unemployment has risen, corporate capital expenditures have dropped and indicators of consumer sentiment have declined. The Federal Reserve has responded by cutting the fed funds rate 11 times through the course of 2001 to eventually reach 1.75%, the lowest level in 40 years.

Partially as a result of these lower rates and weaker economic conditions, the general municipal market performed well over this reporting period. The yield of the widely followed Bond Buyer 20 Municipal Bond Index fell to 5.15% as of November 30, 2001, compared with 5.28% six months earlier. Low interest rates and a slowing economy also caused new municipal issuance to grow, with new issue supply topping $252 billion for the 11 months ended November 30, 2001, a 37% increase over the same period in 2000.

Some of this increase in volume may have been driven by economic conditions that made it more difficult for municipalities to finance projects from current revenues. The erosion of tax bases caused by the declining economy, increased expenses for Medicaid, additional unemployment compensation claims, and unanticipated expenses related to homeland security may cause issuers to continue feeling the pinch in revenues as we head into 2002. Some recent surveys of governors and state budget officers indicate that state budget shortfalls for fiscal year 2002 could rise to between $40 and $50 billion. While the rainy-day funds which states built up over the prolonged growth during the mid- to late-1990s should leave states in a better position than they were in the previous recession of 1991-92, some officials now fear that this recession, and thus also state budget shortfalls, may be deeper than last time.

As we look toward the next six to twelve months, we anticipate there may be some degree of improvement in the economy, given the government's focus on stimulating consumer demand. However, since many consumers are already carrying large amounts of personal debt, near-term recovery may be muted until corporate capital expenditures start to rebound. Absent global deflation, we expect the fed funds rate to remain stable or gradually to drift higher as we move through 2002.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                        Nuveen Kansas Municipal Bond Fund
================================================================================

Quick Facts

                    A Shares     B Shares      C Shares           R Shares
--------------------------------------------------------------------------
NAV                   $10.26       $10.19        $10.27             $10.30
--------------------------------------------------------------------------
Latest Dividend/1/   $0.0430      $0.0365       $0.0385            $0.0450
--------------------------------------------------------------------------
CUSIP              67065R101    67065R200     67065R309          67065R408
--------------------------------------------------------------------------
Inception Date          1/92         2/97          2/97               2/97
--------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                 NAV         Offer
1-Year                 8.40%         3.81%
------------------------------------------
5-Year                 5.19%         4.29%
------------------------------------------
Since Inception        6.15%         5.69%
------------------------------------------

B Shares            w/o CDSC        w/CDSC

1-Year                 7.54%         3.54%
------------------------------------------
5-Year                 4.30%         4.14%
------------------------------------------
Since Inception        5.56%         5.56%
------------------------------------------

C Shares                               NAV

1-Year                               7.72%
------------------------------------------
5-Year                               4.66%
------------------------------------------
Since Inception                      5.70%
------------------------------------------

R Shares                               NAV

1-Year                               8.51%
------------------------------------------
5-Year                               5.49%
------------------------------------------
Since Inception                      6.30%
------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                 NAV         Offer

SEC 30-Day Yield       4.36%         4.18%
------------------------------------------
Taxable-Equivalent
 Yield/3/              6.71%         6.43%
------------------------------------------

B Shares                               NAV

SEC 30-Day Yield                     3.60%
------------------------------------------
Taxable-Equivalent
 Yield/3/                            5.54%
------------------------------------------

C Shares                               NAV

SEC 30-Day Yield                     3.81%
------------------------------------------
Taxable-Equivalent
 Yield/3/                            5.86%
------------------------------------------

R Shares                               NAV

SEC 30-Day Yield                     4.57%
------------------------------------------
Taxable-Equivalent
 Yield/3/                            7.03%
------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                 NAV         Offer

1-Year                 9.62%         5.05%
------------------------------------------
5-Year                 5.67%         4.77%
------------------------------------------
Since Inception        6.22%         5.75%
------------------------------------------

B Shares            w/o CDSC        w/CDSC

1-Year                 8.87%         4.87%
------------------------------------------
5-Year                 4.79%         4.62%
------------------------------------------
Since Inception        5.62%         5.62%
------------------------------------------

C Shares                               NAV

1-Year                               9.02%
------------------------------------------
5-Year                               5.17%
------------------------------------------
Since Inception                      5.78%
------------------------------------------

R Shares                               NAV

1-Year                               9.93%
------------------------------------------
5-Year                               5.98%
------------------------------------------
Since Inception                      6.38%
------------------------------------------

Top Five Sectors/4/

Healthcare                             19%
------------------------------------------
Tax Obligation (Limited)               17%
------------------------------------------
Housing (Multifamily)                  14%
------------------------------------------
U.S. Guaranteed                        11%
------------------------------------------
Housing (Single Family)                 9%
------------------------------------------

Portfolio Statistics

Total Net Assets            $113.5 million
------------------------------------------
Average Duration                      7.66
------------------------------------------
Average Effective Maturity     19.90 years
------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                      Nuveen Kentucky Municipal Bond Fund
================================================================================

Quick Facts

                         A Shares     B Shares     C Shares     R Shares
------------------------------------------------------------------------
NAV                        $10.92       $10.92       $10.91       $10.90
------------------------------------------------------------------------
Latest Dividend/1/        $0.0445      $0.0375      $0.0395      $0.0460
------------------------------------------------------------------------
CUSIP                   67065R507    67065R606    67065R705    67065R804
------------------------------------------------------------------------
Inception Date               5/87         2/97        10/93         2/97
------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                      NAV                     Offer
1-Year                      7.90%                     3.34%
-----------------------------------------------------------
5-Year                      4.93%                     4.03%
-----------------------------------------------------------
10-Year                     6.30%                     5.85%
-----------------------------------------------------------

B Shares                 w/o CDSC                    w/CDSC

1-Year                      7.02%                     3.02%
-----------------------------------------------------------
5-Year                      4.16%                     3.99%
-----------------------------------------------------------
10-Year                     5.78%                     5.78%
-----------------------------------------------------------

C Shares                                                NAV

1-Year                                                7.22%
-----------------------------------------------------------
5-Year                                                4.36%
-----------------------------------------------------------
10-Year                                               5.72%
-----------------------------------------------------------

R Shares                                                NAV

1-Year                                                8.10%
-----------------------------------------------------------
5-Year                                                5.09%
-----------------------------------------------------------
10-Year                                               6.39%
-----------------------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                      NAV                     Offer

SEC 30-Day Yield            4.18%                     4.01%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/ 6.38%                     6.12%
-----------------------------------------------------------

B Shares                                                NAV

SEC 30-Day Yield                                      3.43%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           5.24%
-----------------------------------------------------------

C Shares                                                NAV

SEC 30-Day Yield                                      3.63%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           5.54%
-----------------------------------------------------------

R Shares                                                NAV

SEC 30-Day Yield                                      4.39%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           6.70%
-----------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                      NAV                     Offer

1-Year                      8.77%                     4.24%
-----------------------------------------------------------
5-Year                      5.36%                     4.46%
-----------------------------------------------------------
10-Year                     6.35%                     5.90%
-----------------------------------------------------------

B Shares                 w/o CDSC                    w/CDSC

1-Year                      7.98%                     3.98%
-----------------------------------------------------------
5-Year                      4.60%                     4.43%
-----------------------------------------------------------
10-Year                     5.83%                     5.83%
-----------------------------------------------------------

C Shares                                                NAV

1-Year                                                8.18%
-----------------------------------------------------------
5-Year                                                4.77%
-----------------------------------------------------------
10-Year                                               5.76%
-----------------------------------------------------------

R Shares                                                NAV

1-Year                                                8.97%
-----------------------------------------------------------
5-Year                                                5.52%
-----------------------------------------------------------
10-Year                                               6.43%
-----------------------------------------------------------

Top Five Sectors/4/

Tax Obligation (Limited)                                25%
-----------------------------------------------------------
Healthcare                                              13%
-----------------------------------------------------------
Utilities                                                9%
-----------------------------------------------------------
U.S. Guaranteed                                          8%
-----------------------------------------------------------
Water and Sewer                                          8%
-----------------------------------------------------------

Portfolio Statistics

Total Net Assets                             $462.8 million
-----------------------------------------------------------
Average Duration                                       6.38
-----------------------------------------------------------
Average Effective Maturity                      18.94 years
-----------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                      Nuveen Michigan Municipal Bond Fund
================================================================================

Quick Facts

                    A Shares     B Shares      C Shares           R Shares
--------------------------------------------------------------------------
NAV                   $11.65       $11.66        $11.64             $11.65
--------------------------------------------------------------------------
Latest Dividend/1/   $0.0465      $0.0390       $0.0410            $0.0485
--------------------------------------------------------------------------
CUSIP              67065R853    67065R846     67065R838          67065R820
--------------------------------------------------------------------------
Inception Date          6/85         2/97          6/93               2/97
--------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/
A Shares                NAV       Offer
1-Year                9.88%       5.25%
---------------------------------------
5-Year                5.19%       4.28%
---------------------------------------
10-Year               6.38%       5.92%
---------------------------------------

B Shares           w/o CDSC      w/CDSC

1-Year                9.06%       5.06%
---------------------------------------
5-Year                4.42%       4.25%
---------------------------------------
10-Year               5.86%       5.86%
---------------------------------------

C Shares                            NAV

1-Year                            9.37%
---------------------------------------
5-Year                            4.63%
---------------------------------------
10-Year                           5.76%
---------------------------------------

R Shares                            NAV

1-Year                           10.06%
---------------------------------------
5-Year                            5.37%
---------------------------------------
10-Year                           6.48%
---------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                NAV       Offer

SEC 30-Day Yield      4.08%       3.91%
---------------------------------------
Taxable-Equivalent
  Yield/3/            6.14%       5.88%
---------------------------------------

B Shares                            NAV

SEC 30-Day Yield                  3.33%
---------------------------------------
Taxable-Equivalent Yield/3/       5.01%
---------------------------------------

C Shares                            NAV

SEC 30-Day Yield                  3.53%
---------------------------------------
Taxable-Equivalent Yield/3/       5.31%
---------------------------------------

R Shares                            NAV

SEC 30-Day Yield                  4.29%
---------------------------------------
Taxable-Equivalent Yield/3/       6.45%
---------------------------------------



Annualized Total Returns as of 9/30/01/2/

A Shares                NAV       Offer

1-Year               10.62%       5.94%
---------------------------------------
5-Year                5.65%       4.74%
---------------------------------------
10-Year               6.42%       5.96%
---------------------------------------

B Shares           w/o CDSC      w/CDSC

1-Year                9.79%       5.79%
---------------------------------------
5-Year                4.91%       4.74%
---------------------------------------
10-Year               5.90%       5.90%
---------------------------------------

C Shares                            NAV

1-Year                           10.00%
---------------------------------------
5-Year                            5.07%
---------------------------------------
10-Year                           5.80%
---------------------------------------

R Shares                            NAV

1-Year                           10.79%
---------------------------------------
5-Year                            5.83%
---------------------------------------
10-Year                           6.51%
---------------------------------------

Top Five Sectors/4/

Tax Obligation (General)            28%
---------------------------------------
Healthcare                          15%
---------------------------------------
Tax Obligation (Limited)            14%
---------------------------------------
Water and Sewer                     11%
---------------------------------------
U.S. Guaranteed                     10%
---------------------------------------

Portfolio Statistics

Total Net Assets         $282.6 million
---------------------------------------
Average Duration                   7.96
---------------------------------------
Average Effective Maturity  18.70 years
---------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                     Nuveen Missouri Municipal Bond Fund
================================================================================

Quick Facts
                       A Shares       B Shares        C Shares         R Shares
--------------------------------------------------------------------------------
NAV                      $10.86         $10.86          $10.85           $10.86
--------------------------------------------------------------------------------
Latest Dividend/1/      $0.0455        $0.0385         $0.0405          $0.0470
--------------------------------------------------------------------------------
CUSIP                 67065R812      67065R796       67065R788        67065R770
--------------------------------------------------------------------------------
Inception Date             8/87           2/97            2/94             2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                 NAV          Offer
1-Year                 8.63%          4.08%
-------------------------------------------
5-Year                 5.19%          4.28%
-------------------------------------------
10-Year                6.39%          5.94%
-------------------------------------------

B Shares            w/o CDSC         w/CDSC

1-Year                 7.80%          3.80%
-------------------------------------------
5-Year                 4.41%          4.24%
-------------------------------------------
10-Year                5.87%          5.87%
-------------------------------------------

C Shares                                NAV

1-Year                                7.93%
-------------------------------------------
5-Year                                4.61%
-------------------------------------------
10-Year                               5.80%
-------------------------------------------

R Shares                                NAV

1-Year                                8.81%
-------------------------------------------
5-Year                                5.38%
-------------------------------------------
10-Year                               6.49%
-------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                 NAV          Offer

SEC 30-Day Yield       4.16%          3.99%
-------------------------------------------
Taxable-Equivalent
 Yield/3/              6.35%          6.09%
-------------------------------------------

B Shares                                NAV

SEC 30-Day Yield                      3.41%
-------------------------------------------
Taxable-Equivalent
 Yield/3/                             5.21%
-------------------------------------------

C Shares                                NAV

SEC 30-Day Yield                      3.61%
-------------------------------------------
Taxable-Equivalent
 Yield/3/                             5.51%
-------------------------------------------

R Shares                                NAV

SEC 30-Day Yield                      4.37%
-------------------------------------------
Taxable-Equivalent
 Yield/3/                             6.67%
-------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                 NAV          Offer

1-Year                10.02%          5.38%
-------------------------------------------
5-Year                 5.70%          4.79%
-------------------------------------------
10-Year                6.47%          6.02%
-------------------------------------------

B Shares            w/o CDSC         w/CDSC

1-Year                 9.18%          5.18%
-------------------------------------------
5-Year                 4.92%          4.76%
-------------------------------------------
10-Year                5.94%          5.94%
-------------------------------------------

C Shares                                NAV

1-Year                                9.41%
-------------------------------------------
5-Year                                5.14%
-------------------------------------------
10-Year                               5.89%
-------------------------------------------

R Shares                                NAV

1-Year                               10.30%
-------------------------------------------
5-Year                                5.90%
-------------------------------------------
10-Year                               6.57%
-------------------------------------------

Top Five Sectors/4/

Tax Obligation (Limited)                17%
-------------------------------------------
Education and Civic Organizations       13%
-------------------------------------------
Healthcare                              13%
-------------------------------------------
U.S. Guaranteed                         12%
-------------------------------------------
Long-Term Care                          12%
-------------------------------------------

Portfolio Statistics

Total Net Assets             $232.1 million
-------------------------------------------
Average Duration                       7.35
-------------------------------------------
Average Effective Maturity      19.02 years
-------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                          Nuveen Ohio Municipal Bond Fund
================================================================================

Quick Facts

                         A Shares     B Shares     C Shares     R Shares
------------------------------------------------------------------------
NAV                        $11.21       $11.20       $11.20       $11.20
------------------------------------------------------------------------
Latest Dividend/1/        $0.0450      $0.0380      $0.0400      $0.0470
------------------------------------------------------------------------
CUSIP                   67065R762    67065R754    67065R747    67065R739
------------------------------------------------------------------------
Inception Date               6/85         2/97         8/93         2/97
------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                            NAV               Offer
1-Year                            7.15%               2.67%
-----------------------------------------------------------
5-Year                            4.79%               3.89%
-----------------------------------------------------------
10-Year                           5.96%               5.50%
-----------------------------------------------------------

B Shares                       w/o CDSC              w/CDSC

1-Year                            6.37%               2.37%
-----------------------------------------------------------
5-Year                            4.02%               3.85%
-----------------------------------------------------------
10-Year                           5.45%               5.45%
-----------------------------------------------------------

C Shares                                                NAV

1-Year                                                6.59%
-----------------------------------------------------------
5-Year                                                4.22%
-----------------------------------------------------------
10-Year                                               5.39%
-----------------------------------------------------------

R Shares                                                NAV

1-Year                                                7.29%
-----------------------------------------------------------
5-Year                                                4.99%
-----------------------------------------------------------
10-Year                                               6.06%
-----------------------------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                            NAV               Offer

SEC 30-Day Yield                  4.00%               3.83%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/       6.20%               5.94%
-----------------------------------------------------------

B Shares                                                NAV

SEC 30-Day Yield                                      3.24%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           5.02%
-----------------------------------------------------------

C Shares                                                NAV

SEC 30-Day Yield                                      3.44%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           5.33%
-----------------------------------------------------------

R Shares                                                NAV

SEC 30-Day Yield                                      4.20%
-----------------------------------------------------------
Taxable-Equivalent Yield/3/                           6.51%
-----------------------------------------------------------

Annualized Total Returns as of 9/30/01/2/

A Shares                            NAV               Offer

1-Year                            8.09%               3.55%
-----------------------------------------------------------
5-Year                            5.23%               4.33%
-----------------------------------------------------------
10-Year                           6.02%               5.57%
-----------------------------------------------------------

B Shares                       w/o CDSC              w/CDSC

1-Year                            7.31%               3.31%
-----------------------------------------------------------
5-Year                            4.46%               4.30%
-----------------------------------------------------------
10-Year                           5.50%               5.50%
-----------------------------------------------------------

C Shares                                                NAV

1-Year                                                7.52%
-----------------------------------------------------------
5-Year                                                4.66%
-----------------------------------------------------------
10-Year                                               5.45%
-----------------------------------------------------------

R Shares                                                NAV

1-Year                                                8.42%
-----------------------------------------------------------
5-Year                                                5.44%
-----------------------------------------------------------
10-Year                                               6.13%
-----------------------------------------------------------

Top Five Sectors/4/

Tax Obligation (General)                                21%
-----------------------------------------------------------
Healthcare                                              16%
-----------------------------------------------------------
U.S. Guaranteed                                         16%
-----------------------------------------------------------
Utilities                                               10%
-----------------------------------------------------------
Tax Obligation (Limited)                                 7%
-----------------------------------------------------------

Portfolio Statistics

Total Net Assets                             $603.5 million
-----------------------------------------------------------
Average Duration                                       6.93
-----------------------------------------------------------
Average Effective Maturity                      17.37 years
-----------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

--------------------------------------------------------------------------------
Fund Spotlight

As of November 30, 2001                     Nuveen Wisconsin Municipal Bond Fund
================================================================================

Quick Facts
                    A Shares     B Shares      C Shares           R Shares
--------------------------------------------------------------------------
NAV                   $10.13       $10.15        $10.15             $10.17
--------------------------------------------------------------------------
Latest Dividend/1/   $0.0370      $0.0310       $0.0325            $0.0390
--------------------------------------------------------------------------
CUSIP              67065R721    67065R713     67065R697          67065R689
--------------------------------------------------------------------------
Inception Date          6/94         2/97          2/97               2/97
--------------------------------------------------------------------------

Annualized Total Returns as of 11/30/01/2/

A Shares                  NAV       Offer
1-Year                  8.56%       3.97%
-----------------------------------------
5-Year                  5.28%       4.39%
-----------------------------------------
Since Inception         5.71%       5.11%
-----------------------------------------

B Shares             w/o CDSC      w/CDSC

1-Year                  7.66%       3.66%
-----------------------------------------
5-Year                  4.54%       4.37%
-----------------------------------------
Since Inception         5.02%       5.02%
-----------------------------------------

C Shares                              NAV

1-Year                              7.97%
-----------------------------------------
5-Year                              4.76%
-----------------------------------------
Since Inception                     5.24%
-----------------------------------------

R Shares                              NAV

1-Year                              8.74%
-----------------------------------------
5-Year                              5.54%
-----------------------------------------
Since Inception                     5.89%
-----------------------------------------

Tax-Free Yields as of 11/30/01

A Shares                  NAV       Offer

SEC 30-Day Yield        3.86%       3.70%
-----------------------------------------
Taxable-Equivalent
  Yield/3/              5.94%       5.69%
-----------------------------------------

B Shares                              NAV

SEC 30-Day Yield                    3.11%
-----------------------------------------
Taxable-Equivalent
  Yield/3/                          4.78%
-----------------------------------------

C Shares                              NAV

SEC 30-Day Yield                    3.31%
-----------------------------------------
Taxable-Equivalent
  Yield/3/                          5.09%
-----------------------------------------

R Shares                              NAV

SEC 30-Day Yield                    4.07%
-----------------------------------------
Taxable-Equivalent Yield/3/         6.26%
-----------------------------------------


Annualized Total Returns as of 9/30/01/2/

A Shares                  NAV       Offer

1-Year                 10.03%       5.45%
-----------------------------------------
5-Year                  5.78%       4.87%
-----------------------------------------
Since Inception         5.81%       5.19%
-----------------------------------------

B Shares             w/o CDSC      w/CDSC

1-Year                  9.22%       5.22%
-----------------------------------------
5-Year                  5.06%       4.89%
-----------------------------------------
Since Inception         5.14%       5.14%
-----------------------------------------

C Shares                              NAV

1-Year                              9.42%
-----------------------------------------
5-Year                              5.26%
-----------------------------------------
Since Inception                     5.34%
-----------------------------------------

R Shares                              NAV

1-Year                             10.20%
-----------------------------------------
5-Year                              6.03%
-----------------------------------------
Since Inception                     5.99%
-----------------------------------------

Top Five Sectors/4/

Tax Obligation (Limited)              54%
-----------------------------------------
Housing (Multifamily)                 10%
-----------------------------------------
U.S. Guaranteed                        9%
-----------------------------------------
Healthcare                             5%
-----------------------------------------
Utilities                              4%
-----------------------------------------

Portfolio Statistics

Total Net Assets            $45.7 million
-----------------------------------------
Average Duration                     7.88
-----------------------------------------
Average Effective Maturity    20.28 years
-----------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Paid December 3, 2001. This is the latest monthly dividend declared during the period ended November 30, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of total bond holdings as of November 30, 2001. Holdings are subject to change.

                 Portfolio of Investments (Unaudited)
                 Nuveen Kansas Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.2%

     $  1,000 Dodge City, Kansas,            5/02 at 102       Aa3 $  1,036,000
               Pollution Control Revenue
               Refunding Bonds (Excel
               Corporation Project -
                Cargill, Inc.), Series
               1992, 6.625%, 5/01/05

        3,700 Ford County, Kansas,           6/08 at 102        A+    3,702,738
               Sewage and Solid Waste
               Disposal Revenue Bonds
               (Excel Corporation
               Project - Cargill, Inc.),
               Series 1998, 5.400%,
               6/01/28 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 5.0%

        4,550 City of Clearwater,            2/02 at 101        A+    4,621,708
               Kansas, Pollution Control
               Refunding Revenue Bonds
               (Vulcan Materials
               Company), Series 1992,
               6.375%, 2/01/12

        1,000 City of Wichita, Kansas,       8/07 at 100       AA-    1,037,180
               Industrial Revenue Bonds
               (NMF America, Inc.),
               Series 2000, 5.800%,
               8/01/15 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.5%

          500 Wichita Airport Authority,     3/02 at 102        AA      514,135
               Kansas, Airport
               Facilities Refunding
               Revenue Bonds (Wichita
               Airport Hotel
               Associates - L.P.
               Project), Series 1992,
               7.000%, 3/01/05

-------------------------------------------------------------------------------
              Consumer Staples - 3.3%

              The Children's Trust Fund,
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000:
        1,215  5.750%, 7/01/12               7/10 at 100       Aa3    1,308,227
          470  5.750%, 7/01/20               7/10 at 100       Aa3      494,844

        2,000 City of Garden, Kansas,        9/07 at 102      BBB+    1,950,280
               Sewage Disposal Revenue
               Bonds (Monfort, Inc.
               Project, ConAgra, Inc.
                - Guarantor), Series
               1997, 5.750%, 9/01/17
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.6%

        2,465 Neosho County Community        6/09 at 100       N/R    2,573,633
               College, Kansas,
               Refunding and Improvement
               Revenue Bonds (Student
               Union and Dormitory
               System), Series 1999,
               7.000%, 6/01/30

        1,500 Puerto Rico Industrial,        2/09 at 101       BBB    1,476,765
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/19

-------------------------------------------------------------------------------
              Healthcare - 18.3%

        5,630 Colby, Kansas, Health          8/08 at 100       N/R    4,883,518
               Facilities Refunding
               Revenue Bonds (Citizens
               Medical Center, Inc.),
               Series 1998, 5.625%,
               8/15/16

        4,580 Kansas Development Finance     6/10 at 101        AA    5,126,806
               Authority, Health
               Facilities Revenue Bonds
               (Sisters of Charity of
               Leavenworth Health
               Services Corporation),
               Series 2000K, 6.500%,
               12/01/16

              City of Lawrence, Kansas,
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1994:
          575  6.200%, 7/01/14               7/04 at 100      Baa1      588,754
          400  6.200%, 7/01/19               7/04 at 100      Baa1      406,456

        1,110 City of Lawrence, Kansas,      7/09 at 100        AA    1,134,897
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1999,
               5.750%, 7/01/24

              City of Newton, Kansas,
               Hospital Refunding
               Revenue Bonds (Newton
               Healthcare Corporation),
               Series 1998A:
        1,000  5.700%, 11/15/18             11/08 at 100      BBB-      930,120
        1,750  5.750%, 11/15/24             11/08 at 100      BBB-    1,588,720

          100 Puerto Rico Industrial,        1/05 at 102       AAA      107,979
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A, 6.250%,
               7/01/24

        5,780 City of Wichita, Kansas,      11/09 at 101        A+    6,114,778
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds (Via
               Christi Health System,
               Inc.), Series 1999,
               6.250%, 11/15/24

-------------------------------------------------------------------------------
              Housing/Multifamily -
               13.9%

        5,000 Kansas Development Finance    12/08 at 101       N/R    4,522,700
               Authority, Multifamily
               Housing Refunding Revenue
               Bonds (First Kansas State
               Partnership - L.P.
               Project), Series 1998Y,
               6.125%, 12/01/28
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Kansas Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

     $  1,715 Kansas Development Finance     12/10 at 100       AAA $  1,770,326
               Authority, Multifamily
               Housing Senior Revenue
               Bonds (Chimney Hills
               Apartments Project),
               Series 2000U-1, 5.900%,
               12/01/20 (Alternative
               Minimum Tax)

              Lenexa, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (Barrington Park
              Apartments Project),
              Series 1993A:
          445  6.300%, 2/01/09                2/03 at 102        AA      457,785
          475  6.400%, 2/01/10                2/03 at 102        AA      488,623
        2,000  6.450%, 2/01/18                2/03 at 102        AA    2,057,300
        1,000  6.500%, 2/01/23                2/03 at 102        AA    1,024,540

        1,000 City of Olathe, Kansas,         6/04 at 102       AAA    1,038,400
               Multifamily Housing
               Refunding Revenue Bonds
               (Federal National
               Mortgage Association
               Program - Deerfield
               Apartments Project),
               Series 1994A, 6.450%,
               6/01/19

              City of Wichita, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (Shores Apartments
              Project), 1994 Series XI-
              A:
        1,500  6.700%, 4/01/19                4/09 at 102        AA    1,598,340
        2,000  6.800%, 4/01/24                4/09 at 102        AA    2,146,880

          700 City of Wichita, Kansas,       11/05 at 102       BBB      700,070
               Multifamily Housing
               Revenue Bonds (Brentwood
               Apartments Project),
               Senior Lien 1995 Series
               IX-A, 5.850%, 12/01/25

--------------------------------------------------------------------------------
              Housing/Single Family -
               8.5%

          160 City of Olathe, Kansas,         2/05 at 105       Aaa      173,219
               Labette County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994C-I, 7.800%, 2/01/25

        1,360 Sedgwick County and            No Opt. Call       Aaa    1,536,569
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 1997 Series A-
               1, 6.950%, 6/01/29
               (Alternative Minimum Tax)

        3,450 Sedgwick County and             6/08 at 105       Aaa    3,816,908
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 1998 Series A1,
               6.500%, 12/01/22
               (Alternative Minimum Tax)

        2,585 Sedgwick County and            12/09 at 105       Aaa    2,957,731
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 2000 Series A-
               2, 7.600%, 12/01/31
               (Alternative Minimum Tax)

          500 Sedgwick County and            12/10 at 105       Aaa      542,690
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgage-
               Backed Securities
               Program), Series 2001A,
               5.250%, 12/01/32
               (Alternative Minimum Tax)

          560 Sedgwick County and            11/04 at 105       Aaa      603,893
               Shawnee County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994A-III, 8.125%,
               5/01/24 (Alternative
               Minimum Tax)

--------------------------------------------------------------------------------
              Long-Term Care - 0.4%

          500 Sedgwick County, Kansas,       11/09 at 100         A      506,190
               Healthcare Facilities
               Revenue Bonds (Catholic
               Care Center, Inc.),
               Series 2001, 5.750%,
               11/15/23

--------------------------------------------------------------------------------
              Tax Obligation/General -
               7.6%

          750 City of Derby, Kansas,         12/11 at 100       Aaa      761,370
              General Obligation Bonds,
              Series 2001A, 5.250%,
              12/01/21

              Commonwealth of Puerto
               Rico, Public Improvement
               General Obligation Bonds
               of 2002, Series A:
        2,000  5.375%, 7/01/28                7/11 at 100         A    2,042,720
        2,000  5.500%, 7/01/29               No Opt. Call         A    2,137,760

        1,250 Unified School District         9/10 at 100        AA    1,057,663
               No. 259, Sedgwick County,
               City of Wichita, Kansas,
               General Obligation Bonds,
               Series 2000, 3.500%,
               9/01/16

        3,050 Unified School District         9/11 at 100       AAA    2,616,382
               No. 500, Wyandotte
               County, Kansas, General
               Obligation School Bonds,
               Series 2001, 4.000%,
               9/01/20

--------------------------------------------------------------------------------
              Tax Obligation/Limited -
               17.1%

        1,000 Public Building                10/10 at 100       Aaa    1,039,620
               Commission, Butler
               County, Kansas,
               Improvement Revenue Bonds
               (Public Facilities
               Projects), Series 2000,
               5.550%, 10/01/21

        1,000 Kansas Development Finance     10/11 at 100       AAA    1,008,830
               Authority, Revenue Bonds
               (State of Kansas Projects),
               Series 2001W, 5.000%,
               10/01/17

        5,000 Overland Park Development       1/11 at 101       N/R    5,162,800
               Corporation, Kansas,
               First Tier Revenue Bonds
               (Overland Park Convention
               Center Project), Series
               2000A, 7.375%, 1/01/32


--------------------------------------------------------------------------------
10

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

              Puerto Rico Highway and
               Transportation
               Authority, Highway
               Revenue Bonds, Series Y
               of 1996:
     $  1,300  5.500%, 7/01/36                7/16 at 100         A $  1,352,715
        1,025  5.000%, 7/01/36                7/16 at 100         A    1,004,787

        2,000 Puerto Rico Highway and         7/10 at 101         A    2,293,520
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

        2,000 Virgin Islands Public          10/08 at 101      BBB-    2,024,120
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Senior Lien
               Series 1998A, 5.625%,
               10/01/25

        2,000 Virgin Islands Public          10/10 at 101      BBB-    2,166,240
               Finance Authority,
               Revenue Bonds (Gross
               Receipts Tax Loan
               Note), Series 1999A,
               6.375%, 10/01/19

       14,025 The Unified Government         No Opt. Call       AAA    3,373,994
               of Wyandotte County,
               Kansas City, Kansas,
               Sales Tax Special
               Obligation Revenue
               Bonds (Kansas
               International Speedway
               Corporation Project),
               Series 1999, 0.000%,
               12/01/27

--------------------------------------------------------------------------------
              Transportation - 1.1%

        1,500 Puerto Rico Ports               6/06 at 102        BB    1,237,815
               Authority, Special
               Facilities Revenue
               Bonds (American
               Airlines, Inc.
               Project), 1996 Series
               A, 6.250%, 6/01/26
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------
              U.S. Guaranteed - 10.7%

          440 Unified School District         9/04 at 100       AAA      481,144
               No. 340, Jefferson
               County, Kansas, General
               Obligation Bonds,
               Series 1994, 6.350%,
               9/01/14 (Pre-refunded
               to 9/01/04)

       12,175 Johnson County, Kansas,        No Opt. Call       Aaa    7,495,661
               Residual Revenue and
               Refunding Bonds, Series
               1992, 0.000%, 5/01/12

        1,350 Commonwealth of Puerto          7/04 at 102       AAA    1,499,351
               Rico, General
               Obligation Public
               Improvement Bonds of
               1994, 6.450%, 7/01/17
               (Pre-refunded to
               7/01/04)

          350 Unified School District         3/02 at 100       AAA      354,081
               No. 437 (Auburn -
                Washburn), Shawnee
               County, Kansas, General
               Obligation Refunding
               Bonds, Series 1992,
               6.600%, 9/01/09 (Pre-
               refunded to 3/01/02)

        2,250 City of Wichita, Kansas,        5/02 at 102     A+***    2,318,670
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), 1985
               Series XXV
               (Remarketed), 7.200%,
               10/01/15

--------------------------------------------------------------------------------
              Utilities - 2.4%

        1,010 Kansas City, Kansas,            9/04 at 102       AAA    1,101,486
               Utility System
               Refunding and
               Improvement Revenue
               Bonds, Series 1994,
               6.375%, 9/01/23

          500 City of Pratt, Kansas,          5/10 at 100       AAA      508,310
               Electric System Revenue
               Bonds, 2001 Series 1,
               5.250%, 5/01/18

          150 Puerto Rico Electric            7/04 at 102        A-      161,407
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

        1,000 Unified Government of           5/11 at 100       AAA      993,690
               Wynadotte County,
               Kansas City, Kansas,
               Industrial Revenue
               Bonds (Board of Public
               Utilities Office
               Building Complex
               Project), Series 2001,
               5.000%, 5/01/21

--------------------------------------------------------------------------------
              Water and Sewer - 1.9%

        2,000 City of Augusta, Kansas,   10/08 at 101 1/2        AA    2,128,120
               Waterworks System
               Revenue Bonds, Series
               2000-A, 6.150%,
               10/01/20

--------------------------------------------------------------------------------
     $125,400 Total Investments (cost                                111,861,958
               $108,921,623) - 98.5%
--------------------------------------------------------------------------------
------------
              Other Assets Less                                        1,680,529
               Liabilities - 1.5%
         -----------------------------------------------------------------------
              Net Assets - 100%                                     $113,542,487
         -----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 5.9%

     $  2,370 Hancock County, Kentucky,      5/06 at 102        A- $  2,437,071
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Willamette Industries,
               Inc. Project), Series
               1996, 6.600%, 5/01/26

        9,750 Henderson County,              3/05 at 102        A-   10,217,513
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project), Series 1995,
               7.000%, 3/01/25
               (Alternative Minimum Tax)

        1,000 Jefferson County,              7/03 at 103       AA-    1,073,060
               Kentucky, Pollution
               Control Revenue Bonds
               (E.I. du Pont de Nemours
               and Company Project),
               1982 Series A, 6.300%,
               7/01/12

        3,750 Perry County, Kentucky,        6/04 at 102        A3    3,975,188
               Solid Waste Disposal
               Revenue Bonds (TJ
               International Project),
               Series 1994, 7.000%,
               6/01/24 (Alternative
               Minimum Tax)

        4,240 Perry County, Kentucky,        5/06 at 102       N/R    4,480,578
               Solid Waste Disposal
               Revenue Bonds (TJ
               International Project),
               Series 1996, 6.800%,
               5/01/26 (Alternative
               Minimum Tax)

        2,000 Perry County, Kentucky,        4/07 at 102        A3    2,092,460
               Solid Waste Disposal
               Revenue Bonds (TJ
               International Project),
               Series 1996, 6.550%,
               4/15/27 (Alternative
               Minimum Tax)

        2,820 City of Wickliffe,             4/06 at 102      Baa1    2,866,022
               Kentucky, Solid Waste
               Disposal Facility Revenue
               Bonds (Westvaco
               Corporation Project),
               Series 1996, 6.375%,
               4/01/26 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.5%

        5,085 City of Campbellsville,        3/09 at 102      BBB-    4,846,768
               Kentucky, Industrial
               Building Revenue Bonds
               (Campbellsville
               University Project),
               Series 1999, 5.500%,
               3/01/29

        9,295 Columbia, Kentucky,            4/11 at 101      BBB-    9,479,413
               Educational Development
               Revenue Bonds (Lindsey
               Wislon College Project),
               Series 2001, 6.250%,
               4/01/21

        5,930 Jefferson County,              5/09 at 101      Baa2    5,427,788
               Kentucky, College Revenue
               Bonds (Bellarmine College
               Project), Series 1999,
               5.250%, 5/01/29

          200 Kentucky Higher Education     No Opt. Call       Aaa      210,332
               Student Loan Corporation,
               Insured Student Loan
               Revenue Bonds, 1991
               Series B, 6.800%, 6/01/03
               (Alternative Minimum Tax)

        2,500 Puerto Rico Industrial,        2/09 at 101       BBB    2,406,575
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

        3,000 Puerto Rico Industrial,        9/11 at 100       BBB    2,953,140
               Tourist, Educational,
               Medical, and
               Environmental Control
               Facilities Financing
               Authority, Higher
               Education Revenue Bonds
               (University of the Sacred
               Heart Project), Series
               2001, 5.250%, 9/01/31

-------------------------------------------------------------------------------
              Energy - 5.8%

        5,000 City of Ashland, Kentucky,     8/02 at 102      Baa1    5,149,250
               Pollution Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1992, 6.650%,
               8/01/09

        7,500 City of Ashland, Kentucky,    No Opt. Call      Baa2    7,854,525
               Pollution Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1999, 5.700%,
               11/01/09

        9,000 City of Ashland, Kentucky,     2/05 at 102      Baa1    9,527,760
               Sewage and Solid Waste
               Revenue Bonds (Ashland
               Oil, Inc. Project),
               Series 1995, 7.125%,
               2/01/22 (Alternative
               Minimum Tax)

        4,360 City of Ashland, Kentucky,     4/02 at 102      Baa1    4,452,519
               Solid Waste Revenue Bonds
               (Ashland Oil, Inc.
               Project), Series 1991,
               7.200%, 10/01/20
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 12.6%

        1,310 Christian County,              7/06 at 102        A-    1,334,484
               Kentucky, Hospital
               Revenue Bonds (Jennie
               Stuart Medical Center),
               Series 1996A, 6.000%,
               7/01/17

        3,500 Christian County,              7/06 at 102        A-    3,629,605
               Kentucky, Hospital
               Revenue and Refunding
               Bonds (Jennie Stuart
               Medical Center), Series
               1997A, 6.000%, 7/01/13

        5,270 Clark County, Kentucky,        3/07 at 102      BBB-    5,269,473
               Hospital Refunding and
               Improvement Revenue Bonds
               (Clark Regional Medical
               Center Project), Series
               1997, 6.200%, 4/01/13

        4,000 Hopkins County, Kentucky,      5/02 at 102       AAA    4,100,440
               Hospital Revenue Bonds
               (The Trover Clinic
               Foundation, Inc.), Series
               1991, 6.625%, 11/15/11


--------------------------------------------------------------------------------
12

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              Jefferson County,
              Kentucky, Health
              Facilities Revenue Bonds
              (Jewish Hospital
              Healthcare Services, Inc.
              Project), Series 1992:
     $  1,190  6.500%, 5/01/15               5/02 at 102       AAA $  1,231,793
       12,785  6.550%, 5/01/22               5/02 at 102       AAA   13,226,083

        2,900 Jefferson County,             10/02 at 102       AAA    3,022,264
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project),
               Series 1992, 6.436%,
               10/01/14

        1,000 Kentucky Economic              5/02 at 100       AAA    1,004,540
               Development Finance
               Authority, Hospital
               Refunding and Improvement
               Revenue Bonds (St.
               Elizabeth Medical
               Center), Series 1991A,
               6.000%, 11/01/10

        1,500 Kentucky Economic              2/08 at 102       AAA    1,489,215
               Development Finance
               Authority, Medical Center
               Refunding and Improvement
               Revenue Bonds (Ashland
               Hospital Corporation),
               Series 1998, 5.000%,
               2/01/18

        5,000 Kentucky Economic             12/03 at 102       AAA    5,300,450
               Development Finance
               Authority, Hospital
               Facilities Revenue Bonds
               (St. Elizabeth Medical
               Center, Inc. Project),
               Series 1993A, 6.000%,
               12/01/22

        9,500 Kentucky Economic              2/07 at 102       AAA    9,811,505
               Development Finance
               Authority, Hospital
               Revenue and Refunding
               Revenue Bonds (Pikeville
               United Methodist Hospital
               of Kentucky, Inc.
               Project), Series 1997,
               5.700%, 2/01/28

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds (Appalachian
              Regional Healthcare, Inc.
              Project), Series 1997:
          500  5.500%, 10/01/07             No Opt. Call       BB-      462,935
          500  5.600%, 10/01/08              4/08 at 102       BB-      458,105
        3,500  5.850%, 10/01/17              4/08 at 102       BB-    2,907,240
        1,500  5.875%, 10/01/22              4/08 at 102       BB-    1,182,900

              Kentucky Economic
              Development Finance
              Authority, Revenue Bonds
              (Catholic Health
              Initiatives),
              Series 2001:
        1,000  5.250%, 9/01/21               9/11 at 100       AA-      987,210
        1,000  5.250%, 9/01/24               9/11 at 100       AA-      981,040

        1,665 McCracken County,             11/04 at 102       AAA    1,815,316
               Kentucky, Hospital
               Facilities Revenue
               Refunding Bonds (Mercy
               Health System), Series
               1994A, 6.300%, 11/01/06

-------------------------------------------------------------------------------
              Housing/Multifamily - 1.2%

        2,500 Greater Kentucky Housing       1/03 at 100       AAA    2,521,200
               Assistance Corporation,
               Mortgage Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1993A,
               6.250%, 7/01/24

        3,510 City of Henderson,             5/09 at 102       N/R    3,253,840
               Kentucky, Residential
               Facilities Revenue Bonds
               (Pleasant Pointe
               Project), Senior
               Tax-Exempt Series 1999A,
               6.125%, 5/01/29

-------------------------------------------------------------------------------
              Housing/Single Family -
               7.2%

        2,000 Kentucky Housing              11/10 at 100       AAA    2,068,940
               Corporation, Housing
               Revenue Bonds, 2000
               Series F, 5.850%, 7/01/20
               (Alternative Minimum Tax)

        6,585 Kentucky Housing               7/06 at 102       AAA    6,837,798
               Corporation, Housing
               Revenue Bonds, 1996
               Series E, 6.300%, 1/01/28
               (Alternative Minimum Tax)

        3,000 Kentucky Housing               6/07 at 102       AAA    3,142,410
               Corporation, Housing
               Revenue Bonds, 1997
               Series B, 6.250%, 7/01/28
               (Alternative Minimum Tax)

        1,000 Kentucky Housing               7/02 at 102       AAA    1,026,650
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1992B, 6.625%, 7/01/14

        2,220 Kentucky Housing               1/09 at 101       AAA    2,170,960
               Corporation, Housing
               Revenue Bonds, 1998
               Series F, 5.000%, 7/01/18
               (Alternative Minimum Tax)

          585 Kentucky Housing               1/04 at 102       AAA      602,883
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series A, 6.500%, 7/01/17

        9,480 Kentucky Housing               4/09 at 101       AAA    9,398,093
               Corporation, Housing
               Revenue Bonds, 1999
               Series A, 5.200%, 1/01/31

        1,445 Kentucky Housing               7/04 at 102       AAA    1,490,518
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series C, 6.400%, 1/01/17

        1,495 Kentucky Housing               1/05 at 102       AAA    1,568,644
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1995
               Series B, 6.625%, 7/01/26
               (Alternative Minimum Tax)

        5,335 Kentucky Housing               4/09 at 101       AAA    5,223,445
               Corporation, Housing
               Revenue Bonds, 1999
               Series B, 5.250%, 1/01/28
               (Alternative Minimum Tax)

--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care - 4.6%

     $  4,840 City of Florence,              8/09 at 101         A $  4,925,232
               Kentucky, Housing
               Facilities Revenue
               Bonds (Bluegrass RHF
               Housing, Inc. Project),
               Series 1999, 6.375%,
               8/15/29

              Jefferson County,
              Kentucky, First Mortgage
              Revenue Bonds (The First
              Christian Church Homes
              of Kentucky Project),
              Series 1994:
        1,240  6.000%, 11/15/09             11/04 at 102       BBB    1,252,102
          715  6.125%, 11/15/13             11/04 at 102       BBB      715,129
        3,210  6.125%, 11/15/18             11/04 at 102       BBB    3,129,044

              Kentucky Economic
              Development Finance
              Authority, Healthcare
              Facilities Revenue Bonds
              (The Christian Church
              Homes of Kentucky, Inc.
              Obligated Group), Series
              1998:
        1,800  5.375%, 11/15/23              5/08 at 102       BBB    1,595,160
        4,250  5.500%, 11/15/30              5/08 at 102       BBB    3,713,480

              Kentucky Economic
              Development Finance
              Authority, Tax-Exempt
              Mortgage Revenue Bonds
              (South Central Nursing
              Homes, Inc. Project),
              Series 1997A:
        2,000  6.000%, 7/01/27               1/08 at 105       AAA    2,113,540
        3,700  6.000%, 7/01/27               1/08 at 105       AAA    3,894,213

-------------------------------------------------------------------------------
              Tax Obligation/General -
               3.2%

        2,500 Jefferson County,              5/09 at 100        AA    2,665,400
               Kentucky, General
               Obligation Refunding
               Bonds, Series 1999C,
               6.150%, 5/15/16
               (Alternative Minimum
               Tax)

        1,310 Commonwealth of Puerto     7/06 at 101 1/2         A    1,334,694
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 1996,
               5.400%, 7/01/25

        2,000 Commonwealth of Puerto         7/07 at 100         A    2,029,740
               Rico, General
               Obligation Public
               Improvement Refunding
               Bonds, Series 1997,
               5.375%, 7/01/25

        2,600 Commonwealth of Puerto         7/10 at 100       AAA    2,979,652
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 2000,
               5.750%, 7/01/26

        4,400 Commonwealth of Puerto        No Opt. Call       AAA    5,567,936
               Rico, Public
               Improvement Bonds,
               Series 2001-2, 12.735%,
               7/01/19 (IF)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               24.7%

        1,875 Public Properties              3/11 at 102       AAA    2,025,488
               Corporation, Bell
               County, Kentucky, First
               Mortgage Revenue Bonds
               (Judicial Center
               Project), Series 2000,
               5.850%, 9/01/28

        1,465 Public Properties              9/12 at 101       Aa3    1,474,435
               Corporation, Boone
               County, Kentucky, First
               Mortgage Bonds (AOC
               Judicial Facility),
               Series 2001, 5.125%,
               9/01/22

          615 School District Finance        2/03 at 102       Aa3      636,058
               Corporation, Boone
               County, Kentucky,
               School Building
               Refunding and
               Improvement Revenue
               Bonds, Series 1993,
               6.000%, 2/01/18

        1,595 Municipal Projects            12/04 at 102        A2    1,762,156
               Corporation, City of
               Bowling Green,
               Kentucky, Lease Revenue
               Bonds, Series 1994,
               6.500%, 12/01/14

        1,005 School District Finance        3/05 at 102       Aa3    1,050,426
               Corporation, Casey
               County, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.750%, 3/01/15

              School District Finance
              Corporation, Daviess
              County, Kentucky, School
              Building Revenue Bonds,
              Series 1994:
          505  5.800%, 5/01/11               5/04 at 102       Aa3      532,437
          535  5.800%, 5/01/12               5/04 at 102       Aa3      563,200
          570  5.800%, 5/01/13               5/04 at 102       Aa3      599,104
          600  5.800%, 5/01/14               5/04 at 102       Aa3      629,646

              School District Finance
              Corporation, Fayette
              County, Kentucky, School
              Building Revenue Bonds,
              Series 2000:
        1,665  5.500%, 6/01/18               6/10 at 101       AA-    1,751,347
        2,795  5.500%, 6/01/20               6/10 at 101       AA-    2,926,002

        1,070 School District Finance        3/05 at 102        A+    1,119,370
               Corporation, Fleming
               County, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.875%, 3/01/15

        3,155 Public Properties              6/07 at 102       AAA    3,244,918
               Corporation, City of
               Florence, Kentucky,
               First Mortgage Revenue
               Bonds (Administrative
               Office Complex
               Project), Series 1997,
               5.500%, 6/01/27

        1,260 Public Properties              3/06 at 102        A+    1,271,605
               Corporation, Floyd
               County, Kentucky, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1995A, 5.550%, 9/01/23

--------------------------------------------------------------------------------
14

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $  3,550 Public Properties              3/06 at 102        A+ $  3,727,394
               Corporation, Floyd
               County, Kentucky, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1996B, 6.200%, 9/01/26

        1,200 School District Finance        5/05 at 102       Aa3    1,245,588
               Corporation, Floyd
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1995, 5.500%,
               5/01/15

              Hardin County, Kentucky,
              Building Commission
              Revenue Bonds (Detention
              Facility Project), Series
              1994:
          525  6.200%, 12/01/11             12/04 at 102       AAA      563,525
        1,775  6.250%, 12/01/14             12/04 at 102       AAA    1,897,830

          530 Jefferson County,              6/02 at 101       N/R      542,266
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1987, 9.000%,
               6/01/03

           98 Jefferson County,              6/02 at 102       N/R      101,691
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1988, 9.500%,
               6/01/03

        2,500 School District Finance        6/04 at 102       Aa3    2,744,150
               Corporation, Jessamine
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1994, 6.125%,
               6/01/19

        4,500 Public Properties              3/09 at 101       Aa3    4,347,045
               Corporation, Kenton
               County, Kentucky, First
               Mortgage Revenue Bonds
               (Courthouse Facilities
               Project), 1998 Series A,
               5.000%, 3/01/29

              Kentucky Area Development
              Districts Financing Trust,
              City of Ewing, Lease
              Acquisition Program
              Revenue Bonds, Fixed Rate
              Series 2000C:
          750  5.850%, 6/01/20               6/10 at 102        AA      789,750
        1,000  6.000%, 6/01/30               6/10 at 102        AA    1,052,940

          400 State Property and             5/10 at 100       AAA      424,768
               Buildings Commission,
               Commonwealth of Kentucky,
               Agency Fund Revenue Bonds
               (Project No. 66A),
               5.750%, 5/01/20

              State Property and
              Buildings Commission,
              Commonwealth of Kentucky,
              Revenue Refunding Bonds
              (Project No. 72), Series
              2001:
        4,375  5.375%, 10/01/18             10/11 at 100       AAA    4,526,725
        5,860  5.375%, 10/01/19             10/11 at 100       AAA    6,044,766

        4,000 The Turnpike Authority of      7/11 at 100       AAA    4,035,960
               Kentucky, Economic
               Development Road Revenue
               and Refunding Bonds
               (Revitalization Project),
               Series 2001B, 5.150%,
               7/01/19

       11,000 The Urban County               7/08 at 102       AAA   10,932,680
               Government of Lexington
               and Fayette County,
               Kentucky, Mortgage
               Revenue Bonds (Public
               Facilities Corporation),
               Series 1998, 5.125%,
               10/01/31

          435 School District Finance        5/02 at 102       Aa3      451,239
               Corporation, Lincoln
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1992, 6.200%,
               5/01/12

          650 School District Finance        6/10 at 101       Aa3      696,332
               Corporation, Magoffin
               County, Kentucky, School
               Building Revenue Bonds,
               Series 2000, 5.750%,
               6/01/20

        1,525 Public Properties              9/06 at 102       AAA    1,614,990
               Corporation, McCracken
               County, Kentucky, Public
               Project Revenue Bonds
               (Court Facilities
               Project), Series 1995,
               5.900%, 9/01/26

        1,365 School District Finance        8/05 at 102       Aa3    1,419,723
               Corporation, McCreary
               County, Kentucky, School
               Building Revenue Bonds,
               Second Series of 1995,
               5.600%, 8/01/16

        1,410 School District Finance        9/04 at 102       Aa3    1,472,745
               Corporation, Morgan
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1994, 6.000%,
               9/01/14

       13,000 Mount Sterling, Kentucky,      3/03 at 102       Aa3   13,414,440
               Lease Revenue Bonds
               (Kentucky League of
               Cities Funding Program),
               Series 1993A, 6.200%,
               3/01/18

        5,100 School District Finance        4/11 at 101       Aa3    5,152,122
               Corporation, Oldham
               County, Kentucky, School
               Building Revenue Bonds,
               Series 2001A, 5.125%,
               4/01/21

        1,360 School District Finance        4/11 at 101       Aa3    1,349,093
               Corporation, Owen County,
               Kentucky, School Building
               Revenue Bonds, Series
               2001, 5.000%, 4/01/21

              Pendleton County,
              Kentucky, County Lease
              Revenue Bonds (Kentucky
              Associated Counties
              Leasing Trust Program),
              Series 1993-A:
       12,960  6.500%, 3/01/19               3/03 at 102         A   13,437,965
          500  6.400%, 3/01/19              No Opt. Call         A      568,670

        4,000 Puerto Rico Highway and       No Opt. Call       AAA    4,464,040
               Transportation Authority,
               Highway Revenue Bonds
               (Reset Option Long
               Certificates), Series
               1996Y, 9.460%, 1/01/13
               (IF)


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $    115 Puerto Rico Infrastructure     1/02 at 100      BBB+ $    116,679
               Finance Authority,
               Special Tax Revenue
               Bonds, Series 1988A,
               7.750%, 7/01/08

        7,000 Justice Center Expansion       9/07 at 102       AAA    7,094,500
               Corporation, Warren
               County, Kentucky, First
               Mortgage Revenue Bonds
               (AOC Judicial Facility),
               Series 1997A, 5.250%,
               9/01/24

-------------------------------------------------------------------------------
              Transportation - 4.4%

       10,540 Kenton County Airport          2/02 at 100       BB+    8,842,955
               Board, Commonwealth of
               Kentucky, Special
               Facilities Revenue Bonds
               (Delta Air Lines, Inc.
               Project), 1992 Series A,
               6.125%, 2/01/22
               (Alternative Minimum Tax)

        1,250 Kenton County Airport          3/06 at 102       AAA    1,326,200
               Board, Kentucky,
               Cincinnati/Northern
               Kentucky International
               Airport Revenue Bonds,
               1996 Series B, 5.750%,
               3/01/13

        5,000 Regional Airport Authority     7/05 at 102       AAA    5,078,400
               of Louisville and
               Jefferson County,
               Kentucky, Airport System
               Revenue Bonds, 1995
               Series A, 5.625%, 7/01/25
               (Alternative Minimum Tax)

        6,000 Regional Airport Authority     3/09 at 101      Baa3    5,105,880
               of Louisville and
               Jefferson County,
               Kentucky, Special
               Facilities Revenue Bonds
               (Airis Louisville -
                L.L.C. Project), 1999
               Series A, 5.500%, 3/01/19
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 7.7%

          430 Bardstown Independent         11/02 at 102    Aa3***      455,512
               School District Finance
               Corporation, School
               Building Refunding and
               Improvement Revenue
               Bonds, Series of 1992,
               6.375%, 5/01/17 (Pre-
               refunded to 11/01/02)

        3,465 School District Finance        6/04 at 102    Aa3***    3,809,629
               Corporation, Hopkins
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1994, 6.200%,
               6/01/19 (Pre-refunded to
               6/01/04)

        4,900 Jefferson County,             10/02 at 102       AAA    5,175,576
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project), Series
               1992, 6.436%, 10/01/14
               (Pre-refunded to
               10/29/02)

        2,000 Jefferson County,              9/09 at 102    N/R***    2,409,540
               Kentucky, Student Housing
               Industrial Building
               Revenue Bonds (Collegiate
               Housing Foundation -
                University of Louisville
               Project), Series 1999A,
               7.125%, 9/01/29 (Pre-
               refunded to 9/01/09)

          600 Kentucky Infrastructure        6/05 at 102    AA-***      673,218
               Authority, Infrastructure
               Revolving Fund Program
               Revenue Bonds, 1995
               Series J, 6.375%, 6/01/14
               (Pre-refunded to 6/01/05)

        2,075 State Property and             9/04 at 102    Aa3***    2,288,372
               Buildings Commission,
               Commonwealth of Kentucky,
               Revenue Bonds (Project
               No. 56), 6.000%, 9/01/14
               (Pre-refunded to 9/01/04)

        1,000 School District Finance       11/04 at 102    Aa3***    1,126,740
               Corporation, Lawrence
               County, Kentucky, School
               Building Revenue Bonds,
               Series 1994, 6.750%,
               11/01/14 (Pre-refunded to
               11/01/04)

              Lexington-Fayette Urban
              County Government,
              Kentucky, Governmental
              Project Revenue Bonds
              (University of Kentucky
              Alumni Association, Inc. -
               Commonwealth Library
              Project), Series 1994:
        3,195  6.750%, 11/01/17 (Pre-       11/04 at 102       AAA    3,605,717
               refunded to 11/01/04)
        4,320  6.750%, 11/01/24 (Pre-       11/04 at 102       AAA    4,875,336
               refunded to 11/01/04)

              Louisville and Jefferson
              County Metropolitan Sewer
              District, Kentucky, Sewer
              and Drainage System
              Revenue Bonds, Series
              1994A:
        2,720  6.750%, 5/15/19 (Pre-        11/04 at 102       AAA    3,073,491
               refunded to 11/15/04)
        2,070  6.500%, 5/15/24 (Pre-        11/04 at 102       AAA    2,324,403
               refunded to 11/15/04)
        2,500  6.750%, 5/15/25 (Pre-        11/04 at 102       AAA    2,824,900
               refunded to 11/15/04)

        2,800 City of Russell, Kentucky,     1/10 at 100   Baa2***    3,028,340
               Health System Revenue
               Refunding Bonds
               (Franciscan Health
               Partnership, Inc.),
               Series 1997 (Our Lady of
               Bellefonte Hospital
               Issue), 5.500%, 7/01/15
               (Pre-refunded to 1/01/10)

-------------------------------------------------------------------------------
              Utilities - 8.6%

        6,000 Boone County, Kentucky,        1/04 at 102       AAA    6,088,320
               Collateralized Pollution
               Control Revenue Refunding
               Bonds (The Cincinnati Gas
               and Electric Company
               Project), 1994 Series A,
               5.500%, 1/01/24

        5,030 Carroll County, Kentucky,      2/02 at 102        A1    5,126,777
               Collateralized Pollution
               Control Revenue Bonds
               (Kentucky Utilities
               Company Project), 1992
               Series B, 6.250%, 2/01/18

        1,250 Mercer County, Kentucky,       2/02 at 102        A1    1,277,362
               Collateralized Pollution
               Control Revenue Bonds
               (Kentucky Utilities
               Company Project), Series
               1992A, 6.250%, 2/01/18

        1,750 Jefferson County,              4/05 at 102        A1    1,799,175
               Kentucky, Pollution
               Control Revenue Bonds
               (Louisville Gas and
               Electric Company
               Project), 1995 Series A,
               5.900%, 4/15/23


--------------------------------------------------------------------------------
16

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities (continued)

              City of Owensboro,
              Kentucky, Electric Light
              and Power System Revenue
              Bonds, Series 1991-B:
     $  7,100  0.000%, 1/01/11              No Opt. Call       AAA $  4,680,107
        6,475  0.000%, 1/01/12              No Opt. Call       AAA    4,032,824
        7,900  0.000%, 1/01/17              No Opt. Call       AAA    3,625,547
       13,300  0.000%, 1/01/18              No Opt. Call       AAA    5,724,320
        5,100  0.000%, 1/01/19              No Opt. Call       AAA    2,069,172
        4,725  0.000%, 1/01/20              No Opt. Call       AAA    1,808,872

          400 City of Owensboro,            No Opt. Call       AAA      375,184
               Kentucky, Electric Light
               and Power System Revenue
               Bonds, Series 1993A,
               0.000%, 1/01/04
               (Alternative Minimum Tax)

        3,000 Puerto Rico Electric Power     7/04 at 102        A-    3,228,180
               Authority, Power Revenue
               Bonds, Series T, 6.000%,
               7/01/16

-------------------------------------------------------------------------------
              Water and Sewer - 7.4%

        1,405 Christian County Water        10/09 at 101       Aaa    1,520,266
               District, Kentucky,
               Waterworks Revenue Bonds,
               Series 1999, 6.000%,
               1/01/30

        1,750 City of Henderson,            11/04 at 103       AAA    1,875,580
               Kentucky, Water and Sewer
               Revenue and Refunding
               Bonds, Series 1994A,
               6.100%, 11/01/14

              Kentucky Infrastructure
              Authority, Revenue Bonds
              (Infrastructure Revolving
              Fund Program), 1995 Series
              J:
          440  6.300%, 6/01/10               6/05 at 102       AA-      492,606
          360  6.350%, 6/01/11               6/05 at 102       AA-      403,636

              Kentucky Infrastructure
              Authority, Governmental
              Agencies Program Revenue
              Bonds, 1995 Series G:
          420  6.300%, 8/01/10               8/05 at 102         A      454,868
          445  6.350%, 8/01/11               8/05 at 102         A      482,371
          825  6.375%, 8/01/14               8/05 at 102         A      914,389

        1,000 Kentucky Water Finance         2/11 at 102       AA-    1,025,260
               Corporation, Multimodal
               Public Projects Revenue
               Bonds (Flexible Term
               Program), Series 2001A,
               5.375%, 2/01/20

              Louisville and Jefferson
              County Metropolitan Sewer
              District, Commonwealth of
              Kentucky, Sewer and
              Drainage System Revenue
              Bonds, Series 1997B:
        6,000  5.350%, 5/15/22              11/07 at 101       AAA    6,119,400
        2,500  5.200%, 5/15/25              11/07 at 101       AAA    2,511,420

       18,000 Louisville and Jefferson      11/11 at 101       AAA   18,644,760
               County Metropolitan Sewer
               District, Kentucky, Sewer
               and Drainage System
               Revenue Bonds, 2001
               Series A, 5.500%, 5/15/34

-------------------------------------------------------------------------------
     $469,373 Total Investments (cost                               457,005,676
               $441,795,855) - 98.8%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       5,747,760
               Liabilities - 1.2%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $462,753,436
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.6%
     $  1,650 The Economic Development      10/03 at 102       BBB $  1,662,887
               Corporation of Dickinson
               County, Michigan,
               Pollution Control Revenue
               Refunding Bonds (Champion
               International Corporation
               Project), Series 1993,
               5.850%, 10/01/18

-------------------------------------------------------------------------------
              Capital Goods - 0.4%
        1,055 Michigan Strategic Fund,      12/03 at 102       BBB    1,072,207
               Limited Obligation
               Revenue Bonds (WMX
               Technologies, Inc.
               Project), Series 1993,
               6.000%, 12/01/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.7%
        2,500 Michigan Strategic Fund,      No Opt. Call        A3    2,738,025
               Limited Obligation
               Refunding Revenue Bonds,
               Series 1991A, 7.100%,
               2/01/06

        2,000 Michigan Strategic Fund,       9/05 at 102        A3    2,099,880
               Multi-Modal
               Interchangeable Rate
               Pollution Control
               Refunding Revenue Bonds
               (General Motors
               Corporation), Series
               1995, 6.200%, 9/01/20

-------------------------------------------------------------------------------
              Consumer Staples - 0.1%
          285 The Children's Trust Fund,     7/10 at 100       Aa3      300,065
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 2.2%
        6,150 Board of Governors of         11/09 at 101       AAA    6,104,675
               Wayne State University,
               Michigan, General Revenue
               Bonds, Series 1999,
               5.125%, 11/15/29

-------------------------------------------------------------------------------
              Healthcare - 14.9%
              Hospital Building
               Authority, Flint,
               Michigan, Revenue Rental
               Bonds (Hurley Medical
               Center), Series 1998B:
        1,000  5.375%, 7/01/18               7/08 at 101      Baa2      920,070
        1,000  5.375%, 7/01/28               7/08 at 101      Baa2      875,530

          160 Hospital Finance               7/02 at 102       AAA      165,882
               Authority, Grand Traverse
               County, Michigan,
               Hospital Revenue
               Refunding Bonds (Munson
               Healthcare Obligated
               Group), Series 1992A,
               6.250%, 7/01/22

        3,750 Hospital Finance               7/11 at 101        AA    3,751,238
               Authority, Kent,
               Michigan, Revenue Bonds
               (Spectrum Health), Series
               2001A, 5.500%, 1/15/31

        3,530 Lake View Community            2/07 at 101       N/R    3,315,835
               Hospital Authority,
               Michigan, Hospital
               Revenue Refunding Bonds,
               Series 1997, 6.250%,
               2/15/13

        6,500 Michigan State Hospital        8/03 at 102      BBB-    6,539,455
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993A, 6.500%, 8/15/18

        2,920 Michigan State Hospital        8/04 at 102      BBB-    2,610,538
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993B, 5.500%, 8/15/23

        1,000 Michigan State Hospital        1/05 at 102        A+    1,041,950
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Otsego
               Memorial Hospital -
                Gaylord, Michigan),
               Series 1995, 6.125%,
               1/01/15

        5,000 Michigan State Hospital       11/09 at 101        AA    5,267,350
               Finance Authority,
               Revenue Bonds (Ascension
               Health Credit Group),
               Series 1999A, 6.125%,
               11/15/26

        1,000 Michigan State Hospital       No Opt. Call       BBB    1,032,590
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Gratiot
               Community Hospital -
                Alma, Michigan) Series
               1995, 6.100%, 10/01/07

        1,000 Michigan State Hospital       10/06 at 102      BBB-      878,600
               Finance Authority,
               Hospital Revenue Bonds
               (Michigan Community
               Hospital), Series 1996,
               6.250%, 10/01/27

        1,475 Michigan State Hospital        5/08 at 101       BBB    1,311,688
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Chelsea
               Community Hospital),
               Series 1998, 5.375%,
               5/15/19

        1,250 Michigan State Hospital        8/08 at 101      BBB-    1,033,913
               Finance Authority,
               Hospital Revenue Bonds
               (The Detroit Medical
               Center Obligated Group),
               Series 1998A, 5.250%,
               8/15/28

        2,200 Michigan State Hospital       11/09 at 101        A+    2,300,980
               Finance Authority,
               Hospital Revenue Bonds
               (Henry Ford Health
               System), Series 1999A,
               6.000%, 11/15/24

              Hospital Finance
              Authority, Pontiac,
              Michigan, Hospital Revenue
              Refunding Bonds (NOMC
              Obligated Group), Series
              1993:
        3,000  6.000%, 8/01/18               8/03 at 102      BBB-    2,478,810
        5,165  6.000%, 8/01/23               8/03 at 102      BBB-    4,113,458

        3,000 Hospital Finance               1/06 at 102       AAA    3,009,930
               Authority, Royal Oak,
               Michigan, Hospital
               Revenue Refunding Bonds
               (William Beaumont
               Hospital), Series 1996I,
               5.250%, 1/01/20

        1,000 Hospital Finance              11/11 at 100       AAA      994,740
               Authority, Royal Oak,
               Michigan, Hospital
               Revenue Bonds (William
               Beaumont Hospital),
               Series 2001M, 5.250%,
               11/15/31


--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

     $    500 Hospital Finance               1/02 at 102       AAA $    511,645
               Authority, Saginaw,
               Michigan, Hospital
               Revenue Refunding Bonds
               (St. Luke's Hospital),
               Series 1991C, 6.750%,
               7/01/17

-------------------------------------------------------------------------------
              Housing/Multifamily - 3.0%

          415 Grand Rapids Housing           1/04 at 104       AAA      432,364
               Corporation, Michigan,
               Multifamily Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loan -
                Section 8 Assisted
               Elderly Project), Series
               1992, 7.375%, 7/15/41

          750 Grand Rapids Housing           9/04 at 100       AAA      798,968
               Finance Authority,
               Michigan, Multifamily
               Housing Refunding Revenue
               Bonds (Fannie Mae
               Collateralized), Series
               1990A, 7.625%, 9/01/23

        1,190 Michigan State Housing         4/05 at 102       Aaa    1,251,904
               Development Authority,
               Limited Obligation
               Multifamily Revenue
               Refunding Bonds (GNMA
               Collateralized Program -
                Parc Pointe Apartments),
               Series 1995A, 6.500%,
               10/01/15

        6,000 Michigan State Housing        No Opt. Call       AA-    2,011,080
               Development Authority,
               Mortgage Revenue Bonds
               (Section 8 Assisted),
               Series 1983I, 0.000%,
               4/01/14

          390 Michigan State Housing        10/02 at 102       AA-      404,013
               Development Authority,
               Rental Housing Revenue
               Bonds, 1992 Series A,
               6.650%, 4/01/23

        1,000 Michigan State Housing         6/05 at 102       AAA    1,050,650
               Development Authority,
               Rental Housing Revenue
               Bonds, 1995 Series B,
               6.150%, 10/01/15

        2,500 Michigan State Housing         4/09 at 101       AAA    2,443,700
               Development Authority,
               Rental Housing Revenue
               Bonds, 1999 Series A,
               5.300%, 10/01/37
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               2.4%

        2,000 Michigan State Housing         6/10 at 101       AAA    2,119,480
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1999B-1, 6.300%, 12/01/20
               (Alternative Minimum Tax)

          470 Michigan State Housing         6/04 at 102       AA+      483,451
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1994A, 6.450%, 12/01/14

        3,930 Michigan State Housing        12/04 at 102       AA+    4,148,980
               Development Authority,
               Single Family Mortgage
               Revenue Refunding Bonds,
               Series 1994C, 6.500%,
               6/01/16

           25 Michigan State Housing         6/05 at 102       AA+       25,475
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1995A, 6.800%, 12/01/16

-------------------------------------------------------------------------------
              Long-Term Care - 5.6%

        2,000 The Economic Development       7/09 at 101         A    1,945,680
               Corporation of the
               Charter Township of Grand
               Rapids, Michigan, Limited
               Obligation Revenue Bonds
               (Porter Hills Obligated
               Group - Cook Valley
               Estate Project), Series
               1999, 5.450%, 7/01/29

        2,500 The Economic Development       5/07 at 102       BBB    2,404,600
               Corporation of the City
               of Kalamazoo, Michigan,
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Friendship
               Village of Kalamazoo),
               Series 1997A, 6.250%,
               5/15/27

        1,200 Michigan State Hospital        7/05 at 102       N/R    1,155,576
               Finance Authority,
               Revenue Bonds
               (Presbyterian Villages of
               Michigan Obligation
               Group), Series 1995,
               6.500%, 1/01/25

              Michigan State Hospital
              Finance Authority, Revenue
              Bonds (Presbyterian
              Villages of Michigan
              Obligated Group), Series
              1997:
          600  6.375%, 1/01/15               1/07 at 102       N/R      583,134
          500  6.375%, 1/01/25               1/07 at 102       N/R      471,510

              Michigan Strategic Fund,
              Limited Obligation Revenue
              Bonds (Porter Hills
              Presbyterian Village),
              Refunding Series 1998:
          400  5.300%, 7/01/18               7/08 at 101         A      391,560
        1,675  5.375%, 7/01/28               7/08 at 101         A    1,607,029

        2,000 Michigan Strategic Fund,      11/08 at 101       N/R    1,724,480
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Holland
               Home), Series 1998,
               5.750%, 11/15/28

        5,800 Michigan Strategic Fund,       6/08 at 100       BBB    5,319,876
               Limited Obligation
               Revenue Bonds (Clark
               Retirement Community,
               Inc. Project), Series
               1998, 5.250%, 6/01/18

          250 Economic Development           3/02 at 101       Aaa      253,698
               Corporation of the City
               of Warren, Michigan,
               Nursing Home Revenue
               Refunding Bonds (GNMA
               Mortgage-Backed
               Security - Autumn Woods
               Project), Series 1992,
               6.900%, 12/20/22

-------------------------------------------------------------------------------
              Tax Obligation/General -
               27.6%

        1,625 Brighton Township Sanitary     4/09 at 100       AAA    1,646,093
               Sewer Drainage District,
               Livingston County,
               Michigan, General
               Obligation -  Limited Tax
               Bonds, Series 2000,
               5.250%, 10/01/19

        1,955 Charlotte Public Schools,      5/09 at 100       AAA    1,968,646
               Easton County, Michigan,
               1999 School Building and
               Site Bonds (General
               Obligation - Unlimited
               Tax), 5.250%, 5/01/25


--------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  1,500 Clarkston Community            5/07 at 100       AAA $  1,509,420
               Schools, Michigan, School
               Building and Site Bonds,
               Series 1997, 5.250%,
               5/01/23

        1,800 Coopersville Area Public       5/09 at 100       AAA    1,756,620
               Schools, Counties of
               Ottawa and Muskegon,
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.000%,
               5/01/29

        2,520 City of Detroit, Michigan,     4/10 at 101       AAA    2,631,182
               General Obligation -
                Unlimited Tax Bonds,
               Series 1999B, 5.500%,
               4/01/18

        3,000 City of Detroit, Michigan,    10/11 at 100       AAA    2,959,050
               General Obligation Bonds,
               2001 Series A-1, 5.000%,
               4/01/20

        8,410 School District of the         5/09 at 101       AAA    7,814,656
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1998B, 4.750%, 5/01/28

              School District of the
              City of Detroit, Wayne
              County, Michigan, School
              Building and Site
              Improvement Bonds (General
              Obligation - Unlimited
              Tax), Series 2001A:
        3,000  5.500%, 5/01/21               5/12 at 100       AAA    3,097,140
          250  5.125%, 5/01/31               5/12 at 100       AAA      246,253

        1,000 Frankenmuth School             5/10 at 100       AAA    1,064,740
               District, Counties of
               Saginaw and Tuscola,
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.625%,
               5/01/16

        2,430 School District of the         5/04 at 101       AAA    2,631,496
               City of Garden, Wayne
               County, Michigan, 1994
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), 6.400%, 5/01/11

        2,000 School District of the         5/11 at 100       AAA    1,959,860
               City of Garden, Wayne
               County, Michigan, General
               Obligation Bonds,
               Refunding Series 2001,
               5.000%, 5/01/26

        5,600 Grand Ledge Public             5/05 at 102       AAA    5,678,456
               Schools, Counties of
               Eaton, Clinton and Ionia,
               Michigan, 1995 Refunding
               Bonds, 5.375%, 5/01/24

        4,350 Hartland Consolidated          5/11 at 100       AAA    4,324,422
               School District,
               Livingston County,
               Michigan, General
               Obligation Bonds,
               Refunding Series 2001,
               5.125%, 5/01/29

        1,000 Hastings Area School           5/11 at 100       AAA      979,930
               System, Barry County,
               Michigan, Building and
               Site Bonds (General
               Obligation - Unlimited
               Tax), Series 2001,
               5.000%, 5/01/26

        1,000 Holt Public Schools,           5/10 at 100       AAA    1,033,630
               Counties of Ingham and
               Eaton, Michigan, 2000
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), Series A, 5.500%,
               5/01/23

        2,000 Jonesville Community           5/09 at 100       AAA    2,096,360
               Schools, Counties of
               Hillsdale and Jackson,
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.750%,
               5/01/29

        1,000 Municipal Building             5/10 at 100       AAA      972,200
               Authority of Livonia,
               Wayne County, Michigan,
               Building Authority Bonds,
               Series 2001, 5.000%,
               5/01/27

        2,700 Livonia Public School         No Opt. Call       AAA    2,054,727
               District of Wayne County,
               Michigan, 1992 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), Series
               II, 0.000%, 5/01/08

        2,000 Livonia Public School          5/10 at 100       AAA    2,136,680
               District of Wayne County,
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.875%,
               5/01/25

        2,800 Michigan Municipal Bond       No Opt. Call       AAA    2,119,768
               Authority, Local
               Government Loan Program
               Revenue Bonds (Group A),
               Series 1991C, 0.000%,
               6/15/08

        2,775 Milan Area Schools,            5/10 at 100       AAA    2,946,828
               Counties of Washtenaw and
               Monroe, Michigan, 2000
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), Series A, 5.750%,
               5/01/20

              Okemos Public Schools,
              Ingham County, Michigan,
              1993 Refunding Bonds:
        1,000  0.000%, 5/01/17              No Opt. Call       AAA      451,100
        1,020  0.000%, 5/01/18              No Opt. Call       AAA      431,409

        1,500 Portage Lake Water and        10/05 at 102       AAA    1,598,925
               Sewage Authority,
               Houghton County,
               Michigan, Refunding Bonds
               (General Obligation -
                Limited Tax), 6.200%,
               10/01/20

        1,235 Rochester Community School     5/10 at 100       AAA    1,315,855
               District, Counties of
               Oakland and Macomb,
               Michigan, 2000 School
               Building and Site and
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), Series I, 5.750%,
               5/01/19

        3,000 Southgate Community School     5/09 at 100       AAA    2,945,070
               District, Wayne County,
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.000%,
               5/01/25

        2,500 City of Taylor Building        3/10 at 100       AAA    2,531,850
               Authority, Wayne County,
               Michigan, General
               Obligation - Limited Tax
               Bonds, Series 2000,
               5.125%, 3/01/17

        2,470 Waterford School District,     6/04 at 101       AAA    2,705,539
               Oakland County, Michigan,
               School District Bonds
               (General Obligation -
                Unlimited Tax), Series
               1995, 6.375%, 6/01/14


--------------------------------------------------------------------------------
20

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  5,000 Wayland Union School           5/05 at 101       AAA $  5,541,450
               District, Counties of
               Allegan, Barry and
               Kent, Michigan, 1994
               School and Building
               Site Bonds (General
               Obligation - Unlimited
               Tax), 6.250%, 5/01/14

        3,270 West Ottawa Public            No Opt. Call       AAA    1,475,097
               Schools, Ottawa County,
               Michigan, 1992
               Refunding Bonds,
               0.000%, 5/01/17

        5,175 Williamston Community         No Opt. Call       AAA    5,525,762
               School District,
               General Obligation -
                Unlimited Tax Bonds,
               Series 1996,
               5.500%, 5/01/25

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               13.5%

        2,000 City of Detroit Building       2/07 at 101         A    2,129,780
               Authority, Michigan,
               Revenue Bonds (District
               Court Madison Center),
               Series 1996A, 6.150%,
               2/01/11

        3,705 Downtown Development           7/08 at 100       AAA    3,467,806
               Authority, Detroit,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series
               1998A, 4.750%, 7/01/25

       11,000 Wayne County Stadium           2/07 at 102       AAA   11,067,100
               Authority, Detroit,
               Michigan, Building
               Authority Stadium Bonds
               (General Obligation -
                Limited Tax), Series
               1997, 5.250%, 2/01/27

              Downtown Development
              Authority of the City of
              Grand Rapids, Michigan,
              Tax Increment Revenue
              Bonds, Series 1994:
        3,985  0.000%, 6/01/17              No Opt. Call       AAA    1,789,903
        3,495  0.000%, 6/01/18              No Opt. Call       AAA    1,471,779
        1,650  6.875%, 6/01/24               6/04 at 102       AAA    1,821,633

          250 Michigan Municipal Bond       12/01 at 100       AAA      250,113
               Authority, Local
               Government Loan Program
               Revenue Bonds (Insured
               by Wayne County),
               Series 1991A, 4.750%,
               12/01/09

        1,500 Michigan Municipal Bond       10/10 at 101       AAA    1,652,685
               Authority, State
               Revolving Fund Revenue
               Bonds (Drinking Water
               Revolving Fund), Series
               2000, 5.875%, 10/01/17

              State Building
              Authority, Michigan,
              2001 Revenue Bonds
              (Facilities Program),
              Series I:
        2,720  5.500%, 10/15/19             10/11 at 100       AA+    2,825,890
        3,500  5.000%, 10/15/24             10/11 at 100       AA+    3,441,270

        1,500 The State of Michigan,         6/10 at 100       AAA    1,547,760
               Certificates of
               Participation (525
               Redevco, Inc.), 5.500%,
               6/01/20

        1,220 State of Michigan,             9/11 at 100       AAA    1,249,670
               Certificates of
               Participation (New
               Center Development,
               Inc.), Series 2001,
               5.375%, 9/01/21

        6,000 The House of                  No Opt. Call       AAA    1,855,500
               Representatives of the
               State of Michigan,
               Certificates of
               Participation, 0.000%,
               8/15/23

        2,260 Puerto Rico Highway and    7/02 at 101 1/2         A    2,345,428
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V,
               6.625%, 7/01/12

        1,085 Romulus Tax Increment         11/06 at 100       N/R    1,153,735
               Finance Authority,
               Wayne County, Michigan,
               Limited Obligation
               Revenue Bonds, Series
               1994 (Remarketed),
               6.750%, 11/01/19

-------------------------------------------------------------------------------
              Transportation - 1.5%

          250 Capital Region Airport         7/02 at 102       AAA      259,668
               Authority, Lansing,
               Michigan, Airport
               Revenue Bonds, Series
               1992, 6.700%, 7/01/21
               (Alternative Minimum
               Tax)

        4,000 Charter County of Wayne,      12/08 at 101       AAA    3,859,880
               Michigan, Airport
               Revenue Bonds (Detroit
               Metropolitan Wayne
               County Airport), Series
               1998B, 5.000%, 12/01/28

-------------------------------------------------------------------------------
              U.S. Guaranteed - 9.5%

        1,000 Battle Creek Downtown          5/04 at 102    N/R***    1,128,480
               Development Authority,
               Calhoun County,
               Michigan, 1994
               Development Bonds,
               7.600%, 5/01/16 (Pre-
               refunded to 5/01/04)

        1,800 Tax Increment Finance          5/04 at 102     A-***    2,022,912
               Authority, Battle
               Creek, Calhoun County,
               Michigan, 1994
               Development Bonds,
               7.400%, 5/01/16 (Pre-
               refunded to 5/01/04)

        5,000 Downtown Development           7/06 at 102       AAA    5,671,000
               Authority, Detroit,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series
               1996C, 6.250%, 7/01/25
               (Pre-refunded to
               7/01/06)

        1,800 Board of Regents of           12/06 at 101       AAA    1,985,580
               Eastern Michigan
               University, General
               Revenue Bonds, Series
               1997, 5.500%, 6/01/27
               (Pre-refunded to
               12/01/06)

          500 Hospital Finance               2/02 at 102       AAA      514,660
               Authority, Farmington
               Hills, Michigan,
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series
               1992A, 6.500%, 2/15/11
               (Pre-refunded to
               2/15/02)


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $  4,000 Lake Orion Community           5/05 at 101       AAA $  4,526,880
               School District, Oakland
               County, Michigan, 1994
               School Building and Site
               and Refunding Bonds,
               7.000%, 5/01/15 (Pre-
               refunded to 5/01/05)

        2,000 Macomb Township Building       4/08 at 101       AAA    2,249,920
               Authority, Macomb
               County, Michigan, 2000
               Building Authority
               Bonds, 6.000%, 4/01/27
               (Pre-refunded to
               4/01/08)

              Michigan Municipal Bond
              Authority, State
              Revolving Fund Revenue
              Bonds, Series 1994:
        1,000  6.500%, 10/01/14 (Pre-       10/04 at 102       AAA    1,118,790
               refunded to 10/01/04)
        1,000  6.500%, 10/01/17 (Pre-       10/04 at 102       AAA    1,118,790
               refunded to 10/01/04)

          500 Michigan State Hospital       12/02 at 102       AAA      533,980
               Finance Authority,
               Hospital Revenue Bonds
               (Mid-Michigan Obligated
               Group), Series 1992,
               6.900%, 12/01/24 (Pre-
               refunded to 12/01/02)

        1,000 Michigan Economic             11/04 at 102       Aaa    1,132,370
               Development Corporation,
               Oakland County, Revenue
               Refunding Bonds (Limited
               Obligation) (Cranbrook
               Educational Community),
               Series C, 6.900%,
               11/01/14
               (Pre-refunded to
               11/01/04)

        1,215 Potterville Public             5/09 at 100       AAA    1,351,530
               Schools, Easton County,
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.750%,
               5/01/20 (Pre-refunded to
               5/01/09)

          180 Saginaw-Midland Municipal      9/04 at 102     A2***      202,293
               Water Supply
               Corporation, Michigan,
               Water Supply Revenue
               Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.875%, 9/01/16 (Pre-
               refunded to 9/01/04)

        7,000 Vicksburg Community         5/06 at 37 1/4       AAA    2,213,120
               Schools, Counties of
               Kalamazoo and St.
               Joseph, Michigan, 1991
               School Building and Site
               Bonds, 0.000%, 5/01/20
               (Pre-refunded to
               5/01/06)

        1,000 Western Townships              1/02 at 100       AAA    1,003,880
               Utilities Authority,
               Sewage Disposal System
               Refunding Bonds, Series
               1991, 6.500%, 1/01/10
               (Pre-refunded to
               1/01/02)

-------------------------------------------------------------------------------
              Utilities - 5.5%

        3,000 Michigan State South          11/04 at 102      Baa1    3,311,280
               Central Power Agency,
               Power Supply System
               Revenue Refunding Bonds,
               7.000%, 11/01/11

        1,000 Michigan State South          No Opt. Call      Baa1    1,068,250
               Central Power Agency,
               Power Supply System
               Revenue Bonds, Series
               2000, 6.000%, 5/01/12

        3,300 Michigan Strategic Fund,       9/11 at 100        A-    3,280,002
               Limited Obligation
               Refunding Revenue Bonds
               (Detroit Edison Company
               Pollution Control
               Project), Collateralized
               Series 1999C (Fixed Rate
               Conversion), 5.650%,
               9/01/29
               (Alternative Minimum Tax)

        3,500 Michigan Strategic Fund,       6/04 at 102       AAA    3,808,175
               Limited Obligation
               Revenue Refunding Bonds
               (Detroit Edison
               Company), Series 1994B,
               6.450%, 6/15/24

        1,000 Economic Development          No Opt. Call       AAA    1,249,800
               Corporation, Monroe
               County, Michigan,
               Revenue Refunding Bonds
               (Detroit Edison Company)
               (Limited Obligation),
               Collateralized Series
               AA, 6.950%, 9/01/22

        1,000 Monroe County, Michigan,      No Opt. Call       AAA    1,087,620
               Pollution Control
               Revenue Bonds (Detroit
               Edison Company Project),
               Series A-1994, 6.350%,
               12/01/04 (Alternative
               Minimum Tax)

        4,000 Puerto Rico Electric          No Opt. Call       AAA    1,838,520
               Power Authority, Power
               Revenue Refunding Bonds,
               Series O, 0.000%,
               7/01/17

-------------------------------------------------------------------------------
              Water and Sewer - 10.9%

       10,500 City of Detroit,               7/05 at 101       AAA   10,577,805
               Michigan, Sewage
               Disposal System Revenue
               Refunding Bonds, Series
               1995-B, 5.250%, 7/01/21

              City of Detroit,
              Michigan, Sewage Disposal
              System Revenue Bonds,
              Series 1999-A:
        4,455  0.000%, 7/01/19              No Opt. Call       AAA    1,760,391
        2,500  5.875%, 7/01/27               1/10 at 101       AAA    2,821,620

        6,500 City of Detroit,               1/10 at 101       AAA    8,061,560
               Michigan, Sewage
               Disposal System Revenue
               Bonds (Residual Option
               Longs),
               Series II-R-103, 9.830%,
               7/01/20 (IF)

        3,000 City of Detroit,               7/11 at 100       AAA    2,963,820
               Michigan, Sewage
               Disposal System Revenue
               Bonds, Senior Lien
               Series 2001A,
               5.125%, 7/01/31

        2,500 City of Detroit,               7/11 at 100       AAA    2,427,700
               Michigan, Water Supply
               System Revenue Bonds
               (Senior Lien), 2001
               Series A,
               5.000%, 7/01/30


--------------------------------------------------------------------------------
22

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer
              (continued)

     $  2,000 City of Detroit, Michigan,     1/10 at 101       AAA $  2,234,380
               Water Supply System
               Revenue Bonds (Senior
               Lien), Series 1999-A,
               5.750%, 7/01/26

-------------------------------------------------------------------------------
     $301,940 Total Investments (cost                               280,764,071
               $265,380,812) - 99.4%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       1,793,940
               Liabilities - 0.6%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $282,558,011
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.7%

     $  3,225 Industrial Development        No Opt. Call       AAA $  1,630,302
               Authority of the City of
               St. Louis, Missouri,
               Senior Lien Revenue Bonds
               (St. Louis Convention
               Center Headquarters Hotel
               Project), Series 2000A,
               0.000%, 7/15/15

-------------------------------------------------------------------------------
              Consumer Staples - 3.8%

        3,000 Industrial Development         5/08 at 101       AA-    2,895,720
               Authority of Cape
               Girardeau County,
               Missouri, Solid Waste
               Disposal Revenue Bonds
               (The Procter & Gamble
               Products Company
               Project), Series 1998,
               5.300%, 5/15/28
               (Alternative Minimum Tax)

          940 The Children's Trust Fund,     7/10 at 100       Aa3      989,688
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

        5,100 Missouri State Development    No Opt. Call       AA-    5,037,321
               Finance Board, Solid
               Waste Disposal Revenue
               Bonds (Procter & Gamble
               Paper Products Company
               Project), Series 1999,
               5.200%, 3/15/29
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 13.3%

        1,000 Metropolitan Kansas            7/11 at 100       Aaa    1,040,370
               Community Colleges
               Building Corporation,
               Missouri, Leasehold
               Revenue Bonds (Junior
               College District of
               Metropolitan Kansas
               City), Series 2001,
               5.500%, 7/01/18

        4,050 Junior College District of     9/10 at 102       N/R    4,304,057
               Mineral Area, Missouri,
               Student Housing System
               Revenue Bonds (Mineral
               Area College), Series
               2000, 7.250%, 9/01/31

        1,000 Missouri Development          12/11 at 100       AAA      978,270
               Finance Board, Cultural
               Facilities Revenue Bonds
               (Nelson Gallery
               Foundation), Series
               2001A, 5.000%, 12/01/30
               (WI, settling 12/06/01)

        1,000 Missouri Higher Education      2/02 at 102        A2    1,024,130
               Loan Authority, Student
               Loan Revenue Bonds
               (Subordinate Lien),
               Series 1992, 6.500%,
               2/15/06 (Alternative
               Minimum Tax)

        4,190 Missouri Higher Education      2/04 at 102        A2    4,424,389
               Loan Authority, Student
               Loan Revenue Bonds,
               Series 1994F, 6.750%,
               2/15/09 (Alternative
               Minimum Tax)

        1,000 Health and Educational        No Opt. Call       AA+    1,089,640
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Washington
               University Issue), Series
               2001A, 5.500%, 6/15/16

        1,500 Health and Educational         3/11 at 100       AA+    1,466,790
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Washington
               University Issue),
               Refunding Series 2001B,
               5.000%, 3/01/30

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Educational Facilities
              Revenue Bonds (Maryville
              University of St. Louis
              Project), Series 1997:
        1,000  5.625%, 6/15/13               6/07 at 101      Baa2    1,027,460
        1,750  5.750%, 6/15/17               6/07 at 101      Baa2    1,775,585

        3,375 Health and Educational         6/10 at 100      Baa2    3,555,968
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Maryville
               University of St. Louis
               Project), Series 2000,
               6.750%, 6/15/30

        1,100 Health and Educational        10/08 at 100       N/R    1,021,031
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (The
               Barstow School), Series
               1998, 5.250%, 10/01/23

        1,000 Health and Educational         1/10 at 100        AA    1,050,420
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Central
               Institute for the Deaf),
               Series 1999, 5.850%,
               1/01/22

          900 Health and Educational         6/08 at 102        A1      943,614
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Stephens
               College Issue), Series
               1999, 6.000%, 6/01/24

        1,360 Health and Educational         4/11 at 100       Aaa    1,411,680
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Webster
               University), Series 2001,
               5.500%, 4/01/18

              Industrial Development
              Authority of the City of
              St. Louis, Missouri,
              Industrial Revenue
              Refunding Bonds (Kiel
              Center Multipurpose Arena
              Project), Series 1992:
          650  7.625%, 12/01/09             12/02 at 102       N/R      668,181
               (Alternative Minimum Tax)
        1,000  7.750%, 12/01/13             12/02 at 102       N/R    1,029,890
               (Alternative Minimum Tax)
          500  7.875%, 12/01/24             12/02 at 102       N/R      515,540
               (Alternative Minimum Tax)

        3,560 Southeast Missouri State       4/11 at 100       Aaa    3,471,676
               University, System
               Facilities Revenue
               Refunding and Improvement
               Bonds, Series 2001,
               5.000%, 4/01/26


--------------------------------------------------------------------------------
24

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare - 12.9%

              Industrial Development
              Authority of the County of
              Jackson, Missouri,
              Healthcare System Revenue
              Bonds (St. Joseph Health
              Center Issue), Series
              1992:
     $  1,705  6.500%, 7/01/12               7/02 at 102       AAA $  1,775,127
        6,250  6.500%, 7/01/19               7/02 at 102       AAA    6,488,688

        1,000 Health and Educational         6/11 at 101       AAA    1,005,210
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (St. Luke's
               Episcopal-Presbyterian
               Hospitals), Series 2001,
               5.250%, 12/01/26

        2,565 Health and Educational         2/02 at 102       AAA    2,636,512
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Health Midwest),
               Series 1992B, 6.250%,
               2/15/12

          420 Health and Educational        11/02 at 102      BBB+      434,704
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Heartland Health
               System Project), Series
               1992, 6.875%, 11/15/04

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Freeman Health
              System Project), Series
              1998:
        1,500  5.250%, 2/15/18               2/08 at 102      BBB+    1,449,060
        1,300  5.250%, 2/15/28               2/08 at 102      BBB+    1,199,237

          500 Health and Educational        11/06 at 100      BBB+      428,985
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Capital Region
               Medical Center), Series
               1998, 5.250%, 11/01/23

        2,000 Health and Educational        12/10 at 101         A    2,094,640
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (St. Anthony's
               Medical Center), Series
               2000, 6.250%, 12/01/30

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Lester Cox Medical
              Center), Series 1992H:
        2,650  0.000%, 9/01/17              No Opt. Call       AAA    1,169,604
        4,740  0.000%, 9/01/21              No Opt. Call       AAA    1,638,713
        6,300  0.000%, 9/01/22              No Opt. Call       AAA    2,055,690

        1,550 New Liberty Hospital          12/11 at 100       AAA    1,513,808
               District, Missouri,
               Revenue Bonds, Series
               2001, 5.000%, 12/01/21

        2,880 Industrial Development         5/08 at 101      BBB+    2,659,334
               Authority of Taney
               County, Missouri,
               Hospital Revenue Bonds
               (Skaggs Community
               Hospital Association),
               Series 1998, 5.400%,
               5/15/28

          950 Texas County, Missouri,        6/10 at 100       N/R      951,748
               Hospital Revenue Bonds
               (Texas County Memorial
               Hospital), Series 2000,
               7.250%, 6/15/25

              Industrial Development
              Authority of the City of
              West Plains, Missouri,
              Hospital Facilities
              Revenue Bonds (Ozark
              Medical Center), Series
              1997:
        1,795  5.600%, 11/15/17             11/07 at 101       BB+    1,624,385
        1,000  5.650%, 11/15/22             11/07 at 101       BB+      880,590

-------------------------------------------------------------------------------
              Housing/Multifamily -
               10.3%

        1,630 Industrial Development        10/09 at 100       AAA    1,679,096
               Authority of the City of
               Lees Summit, Missouri,
               Multifamily Housing
               Revenue Bonds (Crossroads
               of Lees Summit Apartments
               Project), Series 1999A,
               6.100%, 4/01/24
               (Alternative Minimum Tax)

        1,980 Missouri Housing               1/03 at 100       AA+    1,996,513
               Development Commission,
               Housing Development
               Refunding Bonds
               (Federally Insured
               Mortgage Loans), 6.600%,
               7/01/24

          885 Missouri Housing              12/05 at 103       N/R      895,585
               Development Commission,
               Multifamily Housing
               Revenue Bonds (Primm
               Place Apartments
               Project), Series 1995A,
               6.250%, 12/01/17
               (Alternative Minimum Tax)

        2,815 Missouri Housing               4/08 at 102       N/R    2,630,449
               Development Commission,
               Multifamily Housing
               Revenue Bonds (Mansion
               Apartments Phase II
               Project), Series 1999,
               6.125%, 10/01/22
               (Alternative Minimum Tax)

        2,000 Housing Authority of St.       3/05 at 102       AAA    2,082,220
               Louis County, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Kensington Square
               Apartments Project),
               Series 1995, 6.650%,
               3/01/20

        9,105 Industrial Development         8/06 at 105       AAA    9,761,926
               Authority of St. Louis
               County, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Mortgage-Backed
               Securities - Covington
               Manor Apartments), Series
               1996A, 6.875%, 8/20/36
               (Alternative Minimum Tax)

        1,000 Industrial Development         1/08 at 100       AAA      997,460
               Authority of St. Louis
               County, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Bonhomme Village
               Apartments Project),
               Series 1997A, 5.450%,
               1/01/28


--------------------------------------------------------------------------------
25

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

     $  1,000 Industrial Development         8/08 at 102       AAA $  1,003,310
               Authority of St. Louis
               County, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized - Glen
               Trails West Apartments
               Project), Series 1999B,
               5.700%, 8/20/39
               (Alternative Minimum Tax)

        1,890 Land Clearance for             5/03 at 102       AAA    1,928,821
               Redevelopment Authority,
               St. Louis, Missouri,
               Multifamily Mortgage
               Refunding Bonds (FHA-
               Insured Mortgage Loan -
                St. Louis Place
               Apartments), Series 1993,
               6.250%, 8/01/27

          925 Industrial Development         8/07 at 102       Aaa      943,852
               Authority of the City of
               University, Missouri,
               Revenue Refunding Bonds
               (GNMA Collateralized -
                River Valley
               Apartments), Series
               1997A, 5.900%, 2/20/37

-------------------------------------------------------------------------------
              Housing/Single Family -
               6.5%

        1,500 Greene County, Missouri,      No Opt. Call       AAA    1,653,525
               Single Family Mortgage
               Revenue Bonds,
               Collateralized Series
               1996, 6.300%, 12/01/22
               (Alternative Minimum Tax)

        1,445 Missouri Housing               1/07 at 102       AAA    1,495,618
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1996 Series D,
               6.125%, 3/01/28
               (Alternative Minimum Tax)

          675 Missouri Housing               3/07 at 105       AAA      759,179
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1997 Series A-
               2, 7.300%, 3/01/28
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds
              (Homeownership Loan
              Program), 1995 Series B
              (Remarketing):
        1,555  6.375%, 9/01/20               9/06 at 102       AAA    1,628,940
               (Alternative Minimum Tax)
        1,230  6.450%, 9/01/27               9/06 at 102       AAA    1,286,863
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds (GNMA
              Mortgage-Backed Securities
              Program), 1994 Series A:
          205  6.700%, 12/01/07             12/04 at 102       AAA      215,906
               (Alternative Minimum Tax)
          915  7.125%, 12/01/14             12/04 at 102       AAA      957,968
               (Alternative Minimum Tax)
          405  7.200%, 12/01/17             12/04 at 102       AAA      424,274
               (Alternative Minimum Tax)

          880 Missouri Housing               3/08 at 105       AAA      963,670
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1998 Series B-
               2, 6.400%, 3/01/29
               (Alternative Minimum Tax)

        3,720 Missouri Housing               9/09 at 100       AAA    3,902,057
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series A-
               1, 6.300%, 9/01/25

        1,820 Missouri Housing               3/10 at 100       AAA    1,910,072
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series B-
               1, 6.200%, 9/01/25
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 11.6%

        4,800 Industrial Development        11/08 at 102       N/R    4,167,312
               Authority of Kansas City,
               Missouri, Retirement
               Facility Refunding and
               Improvement Revenue Bonds
               (Kingswood Project),
               Series 1998A, 5.875%,
               11/15/29

        1,000 Industrial Development         8/05 at 102       N/R    1,053,520
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1995,
               6.625%, 8/15/13

        5,000 Industrial Development         8/09 at 101       N/R    5,095,200
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1999,
               6.000%, 8/15/17

        1,285 Missouri Development          11/11 at 100        A2    1,275,028
               Finance Board, Healthcare
               Facilities Revenue Bonds
               (Lutheran Home for the
               Aged Project), Series
               2001A, 5.600%, 11/01/21
               (DD, settling 12/03/01)

        3,750 Health and Educational         2/06 at 102       N/R    3,821,213
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1996A,
               6.375%, 2/01/27

        3,500 Health and Educational         2/07 at 102       N/R    3,408,755
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1997,
               5.875%, 2/01/23

              Industrial Development
              Authority of St. Louis
              County, Missouri,
              Refunding Revenue Bonds
              (Friendship Village of
              West County Project),
              Series 1996A:
        1,265  5.750%, 9/01/05              No Opt. Call       N/R    1,275,892
        1,800  6.250%, 9/01/10               9/06 at 102       N/R    1,844,532

        1,500 Industrial Development         8/08 at 102       N/R    1,279,860
               Authority of St. Louis
               County, Missouri, Revenue
               Bonds (Bethesda Living
               Centers - Autumn View
               Gardens at Schuetz Road
               Project), Series 1998B,
               5.850%, 8/15/28

        2,425 Industrial Development         8/05 at 104       AAA    2,580,831
               Authority of St. Louis
               County, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mother
               of Perpetual Help
               Project), Series 1995,
               6.250%, 8/01/28


--------------------------------------------------------------------------------
26

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care (continued)

     $  1,200 Industrial Development         3/10 at 102       AAA $  1,206,024
               Authority of St. Louis
               County, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mary,
               Queen and Mother
               Association Project),
               Series 2001, 5.400%,
               9/20/34

-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.5%

        1,000 Jefferson City School         No Opt. Call       Aa2    1,165,660
               District, Missouri,
               General Obligation Bonds,
               Series 1991A, 6.700%,
               3/01/11

          750 Bolivar R-1 School             3/10 at 100       AA+      787,718
               District of Polk County,
               Missouri, General
               Obligation Bonds
               (Missouri Direct Deposit
               Program), Series 2000,
               5.700%, 3/01/20

        1,345 Pattonville R-3 School        No Opt. Call       AAA    1,594,027
               District of St. Louis
               County, Missouri, General
               Obligation Bonds, Series
               2000, 6.500%, 3/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               16.7%

        2,285 Public Building               11/06 at 101      BBB+    2,417,827
               Corporation of the City
               of Branson, Missouri,
               Leasehold Revenue Bonds
               (City Hall and Fire
               Station Improvement
               Projects), Series 1995,
               6.250%, 11/01/12

        1,000 City of Brentwood,             5/05 at 100       N/R      990,780
               Missouri, Tax Increment
               Revenue Bonds (Brentwood
               Square Refunding and
               Improvement), Series
               2001, 5.700%, 5/01/22

        1,875 Public Building                6/10 at 100        AA    1,922,025
               Corporation of Christian
               County, Missouri,
               Leasehold Revenue Bonds
               (Justice Center Project),
               Series 2000, 5.450%,
               6/01/15

        1,025 School District Building      No Opt. Call       AAA      562,684
               Corporation, Excelsior
               Springs, Missouri,
               Leasehold Revenue Bonds
               (School District 40),
               Series 1994, 0.000%,
               3/01/14

        4,240 Howard Bend Levee              3/09 at 101       N/R    4,317,550
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.850%, 3/01/19

        2,000 Public Facilities             12/04 at 100       AAA    2,140,460
               Authority, Jackson
               County, Missouri,
               Leasehold Revenue
               Refunding and Improvement
               Bonds (Capital
               Improvements Project),
               Series 1994, 6.125%,
               12/01/15

        1,200 Land Clearance for            12/05 at 102       AAA    1,269,156
               Redevelopment Authority,
               Kansas City, Missouri,
               Lease Revenue Bonds
               (Municipal Auditorium and
               Muehlebach Hotel
               Redevelopment Projects),
               Series 1995A, 5.900%,
               12/01/18

        1,500 Missouri Development           4/10 at 100       AAA    1,591,035
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (Midtown
               Kansas City Redevelopment
               Projects), Series 2000A,
               5.750%, 4/01/22

        4,000 Missouri Development           4/11 at 100        A+    3,911,840
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (City of
               Independence
               Redevelopment Project),
               Series 2001, 5.250%,
               4/01/23

        2,000 Missouri Development           3/10 at 100       N/R    1,973,880
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (Riverside-
               Quindaro Bend Levee
               District of Platte
               County, Missouri - L-385
               Project), Series 2001,
               5.800%, 3/01/20 (WI,
               settling 12/07/01)

          450 Monarch-Chesterfield Levee     3/10 at 101       AAA      483,516
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.750%, 3/01/19

              Puerto Rico Highway and
              Transportation Authority,
              Highway Revenue Bonds,
              Series Y of 1996:
          900  5.500%, 7/01/36               7/16 at 100         A      936,495
        4,500  5.000%, 7/01/36               7/16 at 100         A    4,411,260

          750 Puerto Rico Highway and        7/10 at 101         A      826,868
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B, 6.000%,
               7/01/39

        3,000 Puerto Rico Public            No Opt. Call         A    3,187,770
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

        2,500 City of St. Louis,             7/03 at 101      BBB-    2,554,550
               Missouri, Letter of
               Intent Double Revenue
               Bonds (Lambert-St. Louis
               International Airport
               Project), Series 2000,
               6.125%, 1/01/09

        1,750 Regional Convention and        8/07 at 100       AAA    1,776,268
               Sports Complex Authority,
               St. Louis, Missouri,
               Refunding Bonds
               (Convention and Sports
               Facility Project), Series
               1997C, 5.300%, 8/15/20

           45 Regional Convention and        8/03 at 100       N/R       46,863
               Sports Complex Authority,
               St. Louis, Missouri,
               Refunding Bonds
               (Convention and Sports
               Facility Project), Series
               1991C, 7.900%, 8/15/21

        2,950 Public Building                6/10 at 100       AAA    3,227,802
               Corporation of the City
               of Springfield, Missouri,
               Leasehold Revenue Bonds
               (Jordan Valley Park
               Projects), Series 2000A,
               6.125%, 6/01/21


--------------------------------------------------------------------------------
27

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Transportation - 7.0%

     $  2,000 Kansas City, Missouri,         4/11 at 101       AAA $  1,932,400
               Passenger Facility Charge
               Revenue Bonds (Kansas
               City International
               Airport), Series 2001,
               5.000%, 4/01/23
               (Alternative Minimum Tax)

        2,000 Puerto Rico Ports              6/06 at 102        BB    1,650,420
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum Tax)

        1,000 City of St. Louis,             7/07 at 101       AAA      994,790
               Missouri, Airport Revenue
               Bonds (1997 Capital
               Improvement Program)
               (Lambert-St. Louis
               International Airport),
               Series 1997B, 5.250%,
               7/01/27 (Alternative
               Minimum Tax)

              City of St. Louis,
              Missouri, Airport Revenue
              Bonds (Airport Development
              Program), Series 2001A:
        5,000  5.000%, 7/01/26               7/11 at 100       AAA    4,858,500
        1,000  5.250%, 7/01/31               7/11 at 100       AAA    1,002,570

              Land Clearance for
              Redevelopment Authority,
              St. Louis, Missouri, Tax-
              Exempt Parking Facility
              Revenue Refunding and
              Improvement Bonds (LCRA
              Parking Facilities
              Project), Series 1999C:
        1,000  7.000%, 9/01/19               9/09 at 102       N/R    1,066,430
        2,400  7.050%, 9/01/24               9/09 at 102       N/R    2,547,864

        2,250 City of St. Louis,            12/06 at 102       AAA    2,298,848
               Missouri, Parking Revenue
               Refunding Bonds, Series
               1996, 5.375%, 12/15/21

-------------------------------------------------------------------------------
              U.S. Guaranteed - 11.9%

        4,500 Cape Girardeau County,        No Opt. Call       Aaa    2,397,960
               Missouri, Single Family
               Mortgage Revenue Bonds,
               Series 1983, 0.000%,
               12/01/14

        1,500 Clay County Public             5/02 at 102      A***    1,567,830
               Building Authority,
               Missouri, Leasehold
               Refunding and Improvement
               Revenue Bonds (Paradise
               Pointe Golf Course
               Project), Series 1992,
               7.625%, 5/15/14 (Pre-
               refunded to 5/15/02)

          235 Greene County, Missouri,      No Opt. Call       Aaa      114,960
               Single Family Mortgage
               Revenue Bonds, Series
               1984, 0.000%, 3/01/16

        4,000 Kansas City, Missouri,         9/04 at 101       AAA    4,465,200
               General Improvement
               Airport Revenue Bonds,
               Series 1994B, 6.875%,
               9/01/14 (Pre-refunded to
               9/01/04)

              Public Facilities
              Authority, Lake, Missouri,
              Certificates of
              Participation (Municipal
              Golf Course Project),
              Series 1993:
        1,020  6.900%, 12/01/05 (Pre-       12/02 at 103    N/R***    1,096,418
               refunded to 12/01/02)
        2,720  7.550%, 12/01/14 (Pre-       12/02 at 103    N/R***    2,940,075
               refunded to 12/01/02)

        1,000 Missouri Economic              5/02 at 100    N/R***    1,022,430
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Bonds (Community
               Water Company, Inc.
               Project), Series 1992,
               7.125%, 5/01/17
               (Alternative Minimum Tax)
               (Pre-refunded to 5/15/02)

          650 Health and Educational         5/04 at 102    Aa3***      708,448
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (BJC Health
               System), Series 1994A,
               6.500%, 5/15/20

        3,630 Health and Educational         6/04 at 102     A1***    4,004,108
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (University
               of Health Sciences
               Project), Series 1994,
               6.350%, 6/01/14 (Pre-
               refunded to 6/01/04)

          600 Health and Educational        10/04 at 101     A2***      662,250
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (St. Louis
               University High School),
               Series 1994, 6.350%,
               10/01/14 (Pre-refunded to
               10/01/04)

        1,635 State Environmental            7/02 at 102       Aaa    1,710,570
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - Multiple
               Participants Program),
               Series 1992A, 6.550%,
               7/01/14 (Pre-refunded to
               7/01/02)

          340 State Environmental            7/04 at 102       Aaa      383,251
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - Multiple
               Participants), Series
               1994B, 7.200%, 7/01/16
               (Pre-refunded to 7/01/04)

              Industrial Development
              Authority of St. Louis
              County, Missouri,
              Healthcare Facilities
              Revenue Bonds (Lutheran
              Health Care Association),
              Series 1992:
        2,565  7.375%, 2/01/14 (Pre-         2/02 at 102    N/R***    2,639,129
               refunded to 2/01/02)
        1,650  7.625%, 2/01/22 (Pre-         2/02 at 102    N/R***    1,698,345
               refunded to 2/01/02)

        1,000 Regional Convention and        8/03 at 100       AAA    1,076,810
               Sports Complex Authority,
               St. Louis County,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series 1991B,
               7.000%, 8/15/11 (Pre-
               refunded to 8/15/03)

          955 Regional Convention and        8/03 at 100       AAA    1,041,943
               Sports Complex Authority,
               St. Louis, Missouri,
               Convention and Sports
               Facility Bonds, Series
               1991C, 7.900%, 8/15/21
               (Pre-refunded to 8/15/03)


--------------------------------------------------------------------------------
28

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities - 1.0%

     $  2,000 City of Sikeston,             No Opt. Call       AAA $  2,287,380
               Missouri, Electric System
               Revenue Bonds, 1992
               Series, 6.200%, 6/01/10

-------------------------------------------------------------------------------
              Water and Sewer - 1.5%

        1,635 State Environmental            4/09 at 100        AA    1,712,270
               Improvement and Energy
               Resources Authority,
               Missouri, Water
               Facilities Refunding
               Revenue Bonds (Tri-County
               Water Authority Project),
               Series 1999, 6.000%,
               4/01/22

          595 State Environmental            4/02 at 101       Aaa      604,097
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - City of
               Springfield Project),
               Series 1990A, 7.000%,
               10/01/10

          260 State Environmental           12/01 at 102       Aaa      266,590
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - Multiple
               Participants), Series
               1991A, 6.875%, 6/01/14

          365 State Environmental            7/02 at 102       Aaa      382,560
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - Multiple
               Participants), Series
               1992A, 6.550%, 7/01/14

          260 State Environmental            7/04 at 102       Aaa      288,772
               Improvement and Energy
               Resources Authority,
               Missouri, Water Pollution
               Control Revenue Bonds
               (State Revolving Fund
               Program - Multiple
               Participants), Series
               1994B, 7.200%, 7/01/16

          117 City of Osceola, Missouri,     5/02 at 100       N/R      117,320
               Sewer System Refunding
               and Improvement Revenue
               Bonds, Series 1989,
               8.000%, 11/01/09

-------------------------------------------------------------------------------
     $237,357 Total Investments (cost                               229,119,800
               $220,978,615) - 98.7%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       2,948,794
               Liabilities - 1.3%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $232,068,594
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.
         (WI) Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
29

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.3%

     $  1,650 Ohio Port Authority, Lucas     3/02 at 102        A+ $  1,701,959
               County, Toledo, Port
               Revenue Refunding Bonds
               (Cargill, Inc. Project),
               7.250%, 3/01/22

-------------------------------------------------------------------------------
              Capital Goods - 0.3%
        1,510 Ohio Water Development         3/02 at 102       N/R    1,550,060
               Authority, Revenue Bonds
               (USA Waste Services),
               Series 1992, 7.750%,
               9/01/07 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.3%

        1,700 City of Moraine, Ohio,        No Opt. Call        A3    1,802,051
               Solid Waste Disposal
               Revenue Bonds (General
               Motors Corporation
               Project), Series 1999,
               5.650%, 7/01/24
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.1%

        3,500 State of Ohio, Education       6/07 at 102       AAA    3,613,540
               Loan Revenue Bonds
               (Supplemental Student
               Loan Program), Series
               1997A1, 5.850%, 12/01/19
               (Alternative Minimum Tax)

        2,025 Ohio Higher Educational       12/03 at 102       AAA    2,229,363
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Dayton -
                1992 Project), 6.600%,
               12/01/17

        1,200 Ohio Higher Educational        9/06 at 101       N/R    1,243,608
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Findlay -
                1996 Project), 6.125%,
               9/01/16

        5,000 Ohio Higher Educational        5/07 at 102       AAA    5,104,500
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Xavier -
                1997 Project), 5.375%,
               5/15/22

        1,000 Ohio Higher Educational       12/10 at 101       AAA    1,036,990
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Dayton -
                2000 Project), 5.500%,
               12/01/30

              Ohio Higher Educational
              Facility Commission,
              Higher Educational
              Facility Revenue Bonds
              (University of
              Wittenberg - 2001
              Project):
        2,050  5.500%, 12/01/15             12/11 at 100        A3    2,143,870
        1,200  5.500%, 12/01/21             12/11 at 100        A3    1,226,388
        2,000  5.000%, 12/01/26             12/11 at 100        A3    1,929,480

          910 Ohio Higher Educational       No Opt. Call        AA    1,090,817
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (Case Western Reserve
               University), Series B,
               6.500%,10/01/20

              University of Cincinnati,
              Ohio, General Receipts
              Bonds, Series 2001A:
        1,500  5.750%, 6/01/18               6/11 at 101       AAA    1,622,265
        1,520  5.750%, 6/01/19               6/11 at 101       AAA    1,638,682
        2,000  5.250%, 6/01/24               6/11 at 101       AAA    2,024,980

        4,250 University of Cincinnati,      6/07 at 100       AAA    4,324,800
               Ohio, General Receipts
               Bonds, 5.375%, 6/01/20

        1,230 Youngstown State              12/04 at 102       AAA    1,366,776
               University, Ohio, General
               Receipts Bonds, 6.000%,
               12/15/16

-------------------------------------------------------------------------------
              Healthcare - 16.2%

       10,000 Akron, Bath and Copley        11/09 at 101      Baa1    8,975,200
               Joint Township Hospital
               District, Ohio, Hospital
               Facilities Revenue Bonds
               (Summa Health System
               Project), Series 1998A,
               5.375%, 11/15/24

        3,000 Akron, Bath, and Copley       11/11 at 101       Aaa    2,915,970
               Joint Township Hospital
               District, Ohio, Hospital
               Improvement Revenue Bonds
               (Children's Hospital
               Medical Center of Akron),
               Series 2001, 5.000%,
               11/15/31

       11,900 Cuyahoga County, Ohio,         2/09 at 101        A-   12,235,818
               Hospital Improvement
               Revenue Bonds
               (MetroHealth System
               Project), Series 1999,
               6.125%, 2/15/24

        1,000 Cuyahoga County, Ohio,         2/07 at 102       AAA    1,041,350
               Hospital Revenue
               Refunding and Improvement
               Bonds (MetroHealth System
               Project), Series 1997,
               5.625%, 2/15/17

        2,010 Erie County, Ohio,             1/02 at 102         A    2,057,034
               Hospital Revenue
               Refunding and Improvement
               Bonds (Firelands
               Community Hospital
               Project), Series 1992,
               6.750%, 1/01/08

              Franklin County, Ohio,
              Hospital Revenue Refunding
              and Improvement Bonds (The
              Children's Hospital
              Project), 1996 Series A:
        1,575  5.750%, 11/01/15             11/06 at 101       Aa2    1,644,237
        5,275  5.875%, 11/01/25             11/06 at 101       Aa2    5,444,697


--------------------------------------------------------------------------------
30

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              Franklin County, Ohio,
              Hospital Revenue Bonds
              (Holy Cross Health Systems
              Corporation), Series 1996:
     $    965  5.800%, 6/01/16               6/06 at 102       AA- $  1,007,576
        2,000  5.875%, 6/01/21               6/06 at 102       AA-    2,078,700

        5,690 Lorain County, Ohio,          11/05 at 102       AAA    5,747,128
               Hospital Facilities
               Revenue and Refunding
               Bonds (EMH Regional
               Medical Center), Series
               1995, 5.375%, 11/01/21

        3,000 Lucas County, Ohio,            8/02 at 102       AAA    3,147,270
               Hospital Improvement
               Revenue Bonds (St.
               Vincent Medical Center),
               Series 1992, 6.500%,
               8/15/12

        2,000 Marion County, Ohio,           5/06 at 102      BBB+    2,071,040
               Hospital Revenue
               Refunding and Improvement
               Bonds (The Community
               Hospital), Series 1996,
               6.375%, 5/15/11

        1,250 Maumee, Ohio, Hospital        12/04 at 102       AAA    1,309,588
               Facilities Revenue Bonds
               (St. Luke's Hospital),
               Series 1994, 5.800%,
               12/01/14

        2,000 Miami County, Ohio,            5/06 at 102      BBB+    2,035,140
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996A, 6.250%,
               5/15/16

        4,205 Miami County, Ohio,            5/06 at 102      BBB+    4,342,335
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996C, 6.250%,
               5/15/13

        4,000 City of Middleburg             8/08 at 102       AAA    4,225,040
               Heights, Ohio, Hospital
               Revenue Refunding and
               Improvement Bonds
               (Southwest General Health
               Center Project), Series
               1995, 5.625%, 8/15/15

              Montgomery County, Ohio,
              Hospital Facilities
              Revenue Refunding and
              Improvement Bonds
              (Kettering Medical
              Center), Series 1996:
        1,500  5.625%, 4/01/16               4/06 at 102       AAA    1,561,410
        7,000  6.250%, 4/01/20              No Opt. Call       AAA    8,074,010

        9,500 Montgomery County, Ohio,       4/10 at 101      BBB+    9,968,065
               Hospital Facilities
               Revenue Bonds (Kettering
               Medical Center Network
               Obligated Group), Series
               1999, 6.750%, 4/01/22

       13,000 Montgomery County, Ohio,       9/11 at 100       AA-   13,018,460
               Revenue Bonds (Catholic
               Health Initiatives),
               Series 2001, 5.375%,
               9/01/21

              City of Parma, Ohio,
              Hospital Revenue Refunding
              and Improvement Bonds
              (Parma Community Hospital
              Association), Series 1998:
        1,250  5.350%, 11/01/18             11/08 at 101        A-    1,208,762
        1,000  5.375%, 11/01/29             11/08 at 101        A-      940,860

        2,000 Richland County, Ohio,        11/10 at 101        A-    2,096,380
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds
               (MedCentral Health System
               Obligated Group), Series
               2000B, 6.375%, 11/15/22

        1,200 Tuscarawas County, Ohio,      10/11 at 101        AA    1,151,928
               Hospital Facilities
               Revenue Bonds (Union
               Hospital Project), Series
               2001, 5.250%, 10/01/31
               (WI, settling 12/05/01)

-------------------------------------------------------------------------------
              Housing/Multifamily - 5.7%

        1,580 Butler County, Ohio,           9/08 at 103       N/R    1,493,700
               Multifamily Housing
               Revenue Bonds (Anthony
               Wayne Apartments
               Project), Series 1998,
               6.500%, 9/01/30
               (Alternative Minimum Tax)

        1,135 Clark County, Ohio,           11/08 at 103       N/R    1,057,741
               Multifamily Housing
               Revenue Bonds (Church of
               God Retirement Home),
               Series 1998, 6.250%,
               11/01/30 (Alternative
               Minimum Tax)

       16,105 Franklin County, Ohio,        10/07 at 103       Aaa   16,058,779
               Mortgage Revenue Bonds
               (GNMA Collateralized -
                Columbus Properties
               Project), Series 1997,
               5.600%, 4/20/39
               (Alternative Minimum Tax)

        6,200 Hamilton County,               1/07 at 102       AAA    6,271,920
               Multifamily Housing
               Revenue Bonds (Huntington
               Meadows Project),
               Series 1997, 5.700%,
               1/01/27 (Alternative
               Minimum Tax)

        2,705 Henry County, Ohio,            8/09 at 102       AAA    2,929,623
               Healthcare Facility
               Revenue Bonds (GNMA
               Collateralized - Alpine
               Village Project), Series
               1999, 6.375%, 2/20/41

        6,315 Ohio Capital Corporation       2/09 at 102       Aa2    6,564,885
               for Housing, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loans - Section 8
               Assisted Projects),
               Series 1999G, 5.950%,
               2/01/23

-------------------------------------------------------------------------------
              Housing/Single Family -
               6.1%

        2,500 Ohio Housing Finance           7/09 at 100       Aaa    2,555,300
               Agency, Fixed Rate
               Residential Mortgage
               Revenue Bonds (Mortgage-
               Backed Securities
               Program), 1999 Series C,
               5.750%, 9/01/30
               (Alternative Minimum Tax)

        4,955 Ohio Housing Finance           9/07 at 102       Aaa    5,053,753
               Agency, Residential
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 1996
               Series B-3, 5.750%,
               9/01/28 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
31

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

     $  4,435 Ohio Housing Finance           9/07 at 102       Aaa $  4,517,801
               Agency, Residential
               Mortgage Revenue Bonds,
               1997 Series C, 5.750%,
               9/01/28 (Alternative
               Minimum Tax)

        5,290 Ohio Housing Finance       3/08 at 101 1/2       AAA    5,362,949
               Agency, Residential
               Mortgage Revenue Bonds,
               1998 Series A1, 5.300%,
               9/01/19 (Alternative
               Minimum Tax)

        1,865 Ohio Housing Finance           9/04 at 102       Aaa    1,953,569
               Agency, Residential
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1994 Series A1, 6.100%,
               9/01/14

        3,815 Ohio Housing Finance           9/04 at 102       AAA    4,020,629
               Agency, Residential
               Mortgage Revenue Bonds,
               1994 Series B1, 6.375%,
               9/01/14

       12,795 Ohio Housing Finance           9/07 at 102       Aaa   13,376,917
               Agency, Residential
               Mortgage Revenue Bonds,
               1997 Series A
               (Remarketed), 6.150%,
               3/01/29 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Industrial/Other - 0.4%

        2,730 Cleveland - Cuyahoga           5/08 at 102       N/R    2,620,500
               County Port Authority,
               Ohio, Development
               Revenue Bonds (Port of
               Cleveland Bond Fund -
                Jergens, Inc.
               Project), Series 1998A,
               5.375%, 5/15/18
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.8%

        1,935 Cuyahoga County, Ohio,         2/02 at 103       AAA    2,002,125
               Industrial Development
               Refunding Revenue Bonds
               (University Health Care
               Center Project), Series
               1991, 7.300%, 8/01/11

        3,120 Franklin County, Ohio,        11/05 at 102       Aa2    3,306,139
               Healthcare Facilities
               Revenue Bonds
               (Heinzerling
               Foundation), Series
               1995, 6.200%, 11/01/20

          570 Franklin County, Ohio,     2/02 at 101 1/2       N/R      578,721
               Hospital Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loan -
                Worthington Christian
               Village Nursing Home),
               7.000%, 8/01/16

        1,250 Hamilton County, Ohio,        10/08 at 101         A    1,168,900
               Healthcare Facilities
               Revenue Bonds (Twin
               Towers), Series 1998A,
               5.125%, 10/01/23

        1,025 Marion County, Ohio,          11/03 at 102      BBB-    1,021,853
               Healthcare Facilities
               Refunding and
               Improvement Revenue
               Bonds (United Church
               Homes, Inc. Project),
               Series 1993, 6.375%,
               11/15/10

          750 Marion County, Ohio,          11/03 at 102      BBB-      731,655
               Healthcare Facilities
               Refunding and
               Improvement Revenue
               Bonds (United Church
               Homes, Inc. Project),
               Series 1993, 6.300%,
               11/15/15

        1,950 City of Napoleon, Ohio,        9/04 at 102       Aa2    2,077,569
               Healthcare Facilities
               Mortgage Revenue
               Refunding Bonds
               (Lutheran Orphans and
               Old Folks Home Society,
               Inc. - Napoleon,
               Ohio)(FHA-Insured
               Project), Series 1994,
               6.875%, 8/01/23

-------------------------------------------------------------------------------
              Tax Obligation/General -
               21.2%

              Adams County - Ohio
              Valley School District,
              Counties of Adams and
              Highland, Ohio, School
              Improvement Bonds
              (General Obligation -
               Unlimited Tax), Series
              1995:
        6,000  7.000%, 12/01/15             No Opt. Call       AAA    7,401,360
        9,500  5.250%, 12/01/21             12/05 at 102       AAA    9,589,965

        3,955 City of Akron, Ohio,          12/04 at 102       AAA    4,470,376
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1994, 6.750%, 12/01/14

          600 Anthony - Wayne Local         No Opt. Call       AAA      337,164
               School District, Lucas,
               Wood and Fulton
               Counties, Ohio, School
               Facilities Construction
               and Improvement Bonds,
               0.000%, 12/01/13

        1,000 City of Aurora School         12/05 at 102       AAA    1,078,590
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1995, 5.800%, 12/01/16

        2,905 Batavia Local School          12/05 at 102       AAA    3,299,644
               District Board of
               Education, Clermont
               County, Ohio, Bank
               Qualified School
               Improvement Bonds
               (Unlimited Tax), Series
               1995, 6.300%, 12/01/22

          700 Buckeye Valley Local          12/10 at 100       Aaa      725,893
               School District, Medina
               County, Ohio,
               Construction and
               Improvement Bonds
               (General Obligation),
               Series 2000, 5.500%,
               12/01/25

        2,500 Buckeye Valley Local          No Opt. Call       AAA    3,019,300
               School District, Ohio,
               School Improvement
               Bonds (General
               Obligation - Unlimited
               Tax), Series 1995A,
               6.850%, 12/01/15


--------------------------------------------------------------------------------
32

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  3,560 Canal Winchester Local        12/11 at 100       Aaa $  3,487,162
               School District, Franklin
               and Fairfield Counties,
               Ohio, School Facilities
               Construction and
               Improvement Bonds, Series
               2001B, 5.000%, 12/01/28

              Chesapeake - Union Exempt
              Village School District,
              Ohio, General Obligation
              Bonds, Series 1986:
          125  8.500%, 12/01/04             No Opt. Call       N/R      142,266
          125  8.500%, 12/01/05             No Opt. Call       N/R      145,994
          125  8.500%, 12/01/06             No Opt. Call       N/R      148,934
          125  8.500%, 12/01/07             No Opt. Call       N/R      151,084
          125  8.500%, 12/01/08             No Opt. Call       N/R      152,940
          130  8.500%, 12/01/09             No Opt. Call       N/R      161,359

              School District of the
              City of Cincinnati,
              Hamilton County, Ohio,
              School Improvement Bonds
              (General Obligation -
               Limited Tax), Series
              2001:
        2,000  5.375%, 12/01/15             12/11 at 100       AAA    2,112,480
        6,745  5.375%, 12/01/16             12/11 at 100       AAA    7,074,831
        1,255  5.375%, 12/01/17             12/11 at 100       AAA    1,309,254

          550 Columbiana County, Ohio,      12/04 at 102        AA      620,334
               County Jail Facilities
               Construction Bonds
               (General Obligation -
                Unlimited Tax), 6.600%,
               12/01/17

        1,500 City of Columbus, Ohio,        1/02 at 102       Aaa    1,535,790
               General Obligation
               Refunding Bonds, Series
               1992B, 6.500%, 1/01/10

              City of Columbus, Franklin
              County, Ohio, General
              Obligation Bonds:
          590  9.375%, 4/15/06              No Opt. Call       AAA      728,921
          500  9.375%, 4/15/07              No Opt. Call       AAA      635,195

        7,045 City of Columbus, Ohio,       11/10 at 101       AAA    7,313,274
               Various Purpose Bonds
               (General Obligation -
                Unlimited Tax), Series
               2000, 5.250%, 11/15/17

        1,000 Cuyahoga County, Ohio,        No Opt. Call       AA+    1,078,190
               Various Purpose Refunding
               Bonds (General
               Obligation - Limited
               Tax), Series 1993B,
               5.250%, 10/01/13

        1,345 Cuyahoga County, Ohio,        No Opt. Call       AA+    1,470,018
               General Obligation -
                Limited Tax Bonds,
               5.650%, 5/15/18

        5,830 Cuyahoga County, Ohio,        12/10 at 100       AA+    6,312,957
               Capital Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               2000, 5.750%, 12/01/16

          750 City of Defiance, Ohio,       12/04 at 102       AAA      794,490
               Waterworks System
               Improvement Bonds, Series
               1994, 6.200%, 12/01/20

              City of Delaware School
              District, Ohio, School
              Facilities Construction
              and Improvement Bonds
              (General Obligation -
               Unlimited Tax):
        1,000  0.000%, 12/01/10             No Opt. Call       AAA      667,540
        1,000  0.000%, 12/01/11             No Opt. Call       AAA      632,020

        1,000 Evergreen Local School        12/09 at 101       Aaa    1,049,670
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1999, 5.625%, 12/01/24

        1,110 City of Fairborn, Ohio,       10/02 at 102       AAA    1,178,210
               Utility Improvement Bonds
               (General Obligation),
               Series 1991, 7.000%,
               10/01/11

        4,040 Franklin County, Ohio,        12/08 at 102       AAA    4,167,947
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1993,
               5.375%, 12/01/20

          420 Geauga County, Ohio, Sewer    12/05 at 102       Aa2      477,746
               District Improvement
               Bonds (General
               Obligation - Limited Tax)
               (Bainbridge Water
               Project), 6.850%,
               12/01/10

        1,000 City of Grandview Heights     12/05 at 101        AA    1,054,920
               School District, Franklin
               County, Ohio, School
               Facilities Construction
               and Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.100%,
               12/01/19

        1,200 City of Heath School          12/10 at 100       Aaa    1,241,832
               District, Licking County,
               Ohio, School Improvement
               Bonds (General
               Obligation - Unlimited
               Tax), Series 2000A,
               5.500%, 12/01/27

        2,500 Highland Local School         12/11 at 100       Aaa    2,459,675
               District, Morrow and
               Delaware Counties, Ohio,
               General Obligation Bonds,
               Series 2001, 5.000%,
               12/01/26 (WI, settling
               12/03/01)

        1,000 Huron County, Ohio,           12/07 at 102       AAA    1,081,070
               Correctional Facility
               Bonds (General
               Obligation - Limited
               Tax), 5.850%, 12/01/16

        1,885 City of Kent, Ohio, Sewer     12/02 at 102       Aa3    1,997,497
               System Improvement
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.500%, 12/01/10

        1,070 City of Kettering, Ohio,      12/01 at 102       Aa3    1,096,697
               General Obligation -
                Limited Tax Bonds,
               6.650%, 12/01/12

        1,000 City of Kettering School      12/05 at 101       AAA    1,007,650
               District, Ohio, General
               Obligation - Unlimited
               Tax Bonds, 5.250%,
               12/01/22


--------------------------------------------------------------------------------
33

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $    500 Kirtland Local School         12/01 at 100       N/R $    501,290
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1989, 7.500%, 12/01/09

          555 Lake County, Ohio, Sewer      No Opt. Call       Aa2      587,468
               District Improvement
               Bonds (Limited Tax),
               Series 2000, 5.600%,
               12/01/20

        1,440 Lakewood, Ohio, General       12/05 at 102       Aa3    1,526,371
               Obligation Bonds, Series
               1995B, 5.750%, 12/01/15

        3,385 Lakota Local School            6/11 at 100       Aaa    3,385,000
               District, Butler County,
               Ohio, School Improvement
               and Refunding Bonds
               (General Obligation -
                Unlimited Tax), Series
               2001, 5.125%, 12/01/26

              Logan County, Ohio,
              General Obligation Bonds:
          155  7.750%, 12/01/02             No Opt. Call         A      163,680
          155  7.750%, 12/01/03             No Opt. Call         A      170,609
          155  7.750%, 12/01/04             No Opt. Call         A      175,944
          155  7.750%, 12/01/05             No Opt. Call         A      180,268
          155  7.750%, 12/01/06             No Opt. Call         A      183,898

        1,000 Lucas County, Ohio,           12/02 at 102        A1    1,058,580
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1992, 6.650%, 12/01/12

        1,000 Lucas County, Ohio,           12/05 at 102       AAA    1,037,040
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax),
               Series 1995-1, 5.400%,
               12/01/15

        1,000 City of North Olmsted,        12/02 at 102       AAA    1,063,340
               Ohio, Various Purpose
               Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.250%, 12/15/12

              City of North Royalton
              School District, Ohio,
              School Improvement Bonds,
              Series 1994:
        2,200  6.000%, 12/01/14             12/09 at 102       AAA    2,470,314
        2,400  6.100%, 12/01/19             12/09 at 102       AAA    2,663,400

        1,000 State of Ohio, Full Faith     No Opt. Call       AA+    1,134,660
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1994, 6.000%,
               8/01/10

        2,000 State of Ohio, Full Faith      8/05 at 102       AA+    2,240,560
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/14

        4,035 Olentangy Local School        12/09 at 101        AA    3,963,540
               District, Delaware and
               Franklin Counties, Ohio,
               Various Purpose Bonds,
               Series 1999, 5.000%,
               12/01/27

        1,750 Pickerington Local School     12/01 at 102        A1    1,828,505
               District, Fairfield and
               Franklin Counties, Ohio,
               General Obligation -
                Unlimited Tax Bonds
               (Pickerington Public
               Library Project), 6.750%,
               12/01/16

          500 Pickerington Local School     No Opt. Call       AAA      316,010
               District, Ohio, General
               Obligation Bonds, 0.000%,
               12/01/11

        1,000 Revere Local School           12/03 at 102       AAA    1,066,510
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax),
               Series 1993, 6.000%,
               12/01/16

        3,500 City of Springfield School    12/11 at 102       Aaa    3,534,580
               District Board of
               Education, Clark County,
               Ohio, General Obligation
               Bonds, Series 2001,
               5.200%, 12/01/23

        2,340 City of Stow, Ohio, Safety    12/05 at 102        A1    2,471,695
               Center Construction Bonds
               (General Obligation -
                Limited Tax),
               6.200%, 12/01/20

        2,870 City of Strongsville,         12/06 at 102       Aa2    3,064,356
               Ohio, Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax),
               Series 1996, 5.950%,
               12/01/21

        2,290 City of Tipp Exempted          6/11 at 100       Aaa    2,260,711
               Village School District,
               Ohio, School Facilities
               Construction and
               Improvement Bonds, Series
               2001, 5.000%, 12/01/24

          540 Trumbull County, Ohio,        12/04 at 102       AAA      592,007
               Sewer Bonds (General
               Obligation), Series 1994,
               6.200%, 12/01/14

        1,910 Vandalia, Ohio, General       12/06 at 101       Aa3    2,010,791
               Obligation Bonds, 5.850%,
               12/01/21

        4,000 City of Westerville School     6/11 at 100       AAA    3,929,160
               District, Franklin and
               Delaware Counties, Ohio,
               Various Purpose Bonds
               (General Obligation),
               Series 2001, 5.000%,
               12/01/27

        1,000 Woodridge Local School        12/04 at 102       AAA    1,110,100
               District, Ohio, General
               Obligation Bonds, 6.000%,
               12/01/19

          300 Youngstown, Ohio, General     12/04 at 102       AAA      327,804
               Obligation - Limited Tax
               Bonds, Series 1994,
               6.125%, 12/01/14


--------------------------------------------------------------------------------
34

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               6.8%

     $    500 Athens County, Ohio,          12/01 at 102        A+ $    510,800
               Community Mental Health
               Revenue Bonds, 1991
               Series I, 6.900%, 6/01/10

        6,300 City of Cleveland, Ohio,      11/07 at 102       AAA    6,347,124
               Certificates of
               Participation (Cleveland
               Stadium Project), Series
               1997, 5.250%, 11/15/27

        1,000 Deerfield Township, Ohio,     12/11 at 101       Aaa      985,020
               Tax Increment Revenue
               Notes, Series 2001B,
               5.000%, 12/01/25

        4,300 Hamilton County, Ohio,        No Opt. Call       Aaa      996,138
               Sales Tax Bonds,
               Subordinate Series B,
               0.000%, 12/01/28

        8,140 State of Ohio, Higher          2/11 at 100       AA+    8,134,628
               Education Capital
               Facilities Bonds, Series
               II-2001A, 5.000%, 2/01/20

        1,100 State of Ohio Department       4/02 at 102       AAA    1,138,577
               of Transportation,
               Certificates of
               Participation (Panhandle
               Rail Line Project),
               Series 1992A, 6.500%,
               4/15/12

       11,700 Puerto Rico Highway and       No Opt. Call       AAA   13,057,317
               Transportation Authority,
               Highway Revenue Bonds
               (Reset Option Long
               Certificates), Series
               1996Y (II-R-66), 9.460%,
               1/01/13 (IF)

        6,550 Puerto Rico Public            No Opt. Call       N/R    7,696,643
               Buildings Authority,
               Guaranteed Revenue Bonds
               (Reset Option Long Trust
               Certificates), Series
               1993L (II-R-56), 9.460%,
               7/01/18 (IF)

        2,500 Summit County Port            12/11 at 100       AAA    2,438,800
               Authority, Ohio, Revenue
               Bonds (Civic Theatre
               Project), Series 2001,
               5.000%, 12/01/33

-------------------------------------------------------------------------------
              Transportation - 4.5%

        7,000 City of Cleveland, Ohio,       1/10 at 101       AAA    6,826,820
               Airport System Revenue
               Bonds, Series 2000A,
               5.000%, 1/01/31

        7,300 City of Dayton, Ohio,          2/08 at 102       BB+    5,524,932
               Special Facilities
               Revenue Refunding Bonds
               (Emery Air Freight
               Corporation and Emery
               Worldwide Airlines,
               Inc. - Guarantors),
               Series 1998A, 5.625%,
               2/01/18

        5,000 Ohio Turnpike Commission,     No Opt. Call       AA-    5,728,200
               Turnpike Revenue Bonds
               (Residual Option Longs),
               Refunding
               Series 1998A (II-R-51),
               6.120%, 2/15/24 (IF)

        7,500 Ohio Turnpike Commission,     No Opt. Call       Aaa    8,816,400
               Turnpike Revenue Bonds
               (Residual Option Longs),
               Series II-R-75,
               8.630%, 2/15/12 (IF)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 15.7%

        2,000 City of Athens, Athens        12/09 at 100    N/R***    2,336,700
               County, Ohio, Sanitary
               Sewer System Mortgage
               Revenue Bonds, Series
               1989, 7.300%, 12/01/14
               (Pre-refunded to
               12/01/09)

        3,000 City of Barberton, Ohio,       1/02 at 102    N/R***    3,072,990
               Hospital Facilities
               Revenue Bonds (Barberton
               Citizens Hospital Company
               Project), Series 1992,
               7.250%, 1/01/12 (Pre-
               refunded to 1/01/02)

              City of Bellefontaine,
              Ohio, Sewer System First
              Mortgage Revenue Refunding
              and Improvement Bonds
              (Bank Qualified):
        1,000  6.800%, 12/01/07 (Pre-       12/02 at 101    N/R***    1,056,240
               refunded to 12/01/02)
        1,000  6.900%, 12/01/11 (Pre-       12/02 at 101    N/R***    1,057,230
               refunded to 12/01/02)

        1,250 Butler County, Ohio,           1/02 at 102   Baa1***    1,280,513
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Fort
               Hamilton-Hughes Memorial
               Hospital Center), Series
               1991, 7.500%, 1/01/10
               (Pre-refunded to 1/01/02)

              City of Cleveland, Ohio,
              General Obligation Bonds,
              Series 1988:
        1,010  7.500%, 8/01/08 (Pre-         2/03 at 100       AAA    1,071,721
               refunded to 2/01/03)
        1,010  7.500%, 8/01/09 (Pre-         2/03 at 100       AAA    1,071,721
               refunded to 2/01/03)

          500 City of Cleveland, Ohio,       7/02 at 102       AAA      522,785
               Various Purpose Bonds
               (General Obligation),
               Series 1992, 6.375%,
               7/01/12 (Pre-refunded to
               7/01/02)

        4,745 City of Cleveland, Ohio,      11/04 at 102       AAA    5,344,910
               Various Purpose Bonds
               (General Obligation),
               Series 1994, 6.625%,
               11/15/14 (Pre-refunded to
               11/15/04)

              City of Cleveland, Ohio,
              First Mortgage Waterworks
              Revenue Refunding and
              Improvement Bonds,
              Series F, 1992B:
          840  6.500%, 1/01/11 (Pre-         1/02 at 102       AAA      860,042
               refunded to 1/01/02)
           80  6.500%, 1/01/11 (Pre-         1/02 at 102       AAA       81,909
               refunded to 1/01/02)

              City of Cleveland, Ohio,
              First Mortgage Waterworks
              Revenue Refunding and
              Improvement Bonds,
              Series 1996-H:
        2,280  5.750%, 1/01/21 (Pre-         1/06 at 102       AAA    2,520,152
               refunded to 1/01/06)
        5,795  5.750%, 1/01/26 (Pre-         1/06 at 102       AAA    6,405,387
               refunded to 1/01/06)


--------------------------------------------------------------------------------
35

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                                 Optional Call
 Amount (000) Description                       Provisions* Ratings** Market Value
----------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

              Cuyahoga County, Ohio,
               Hospital Revenue Bonds
               (Meridia Health System),
               Series 1995:
     $    250  6.250%, 8/15/14 (Pre-            8/05 at 102       AAA $    280,753
               refunded to 8/15/05)
        5,500  6.250%, 8/15/24 (Pre-            8/05 at 102       AAA    6,176,555
               refunded to 8/15/05)

              City of Garfield Heights,
              Ohio, Hospital Revenue
              Refunding and Improvement
              Bonds (Marymount Hospital
              Project), Series 1992B:
        3,000  6.650%, 11/15/11 (Pre-          11/02 at 102    Aa3***    3,190,050
               refunded to 11/15/02)
        3,500  6.700%, 11/15/15 (Pre-          11/02 at 102    Aa3***    3,723,370
               refunded to 11/15/02)

        3,000 Hamilton County, Ohio,            1/03 at 102      A***    3,193,440
               Hospital Facilities
               Revenue Refunding Bonds
               (Bethesda Hospital,
               Inc.), Series 1992A,
               6.250%, 1/01/12 (Pre-
               refunded to 1/01/03)

        1,000 Kent State University,            5/02 at 102       AAA    1,038,830
               General Receipts Bonds,
               Series 1992, 6.500%,
               5/01/22 (Pre-refunded to
               5/01/02)

        1,000 Lakeview Local School            12/04 at 102       AAA    1,136,720
               District, Ohio, General
               Obligation Bonds, 6.900%,
               12/01/14
               (Pre-refunded to 12/01/04)

        1,000 Lakota Local School              12/05 at 100       AAA    1,110,070
               District, Butler County,
               Ohio, School Improvement
               Bonds (General
               Obligation - Unlimited
               Tax), Series 1994,
               6.125%, 12/01/17 (Pre-
               refunded to 12/01/05)

        1,500 City of Lorain, Ohio,            11/02 at 102     A1***    1,596,330
               Hospital Refunding
               Revenue Bonds (Lakeland
               Community Hospital,
               Inc.), Series 1992,
               6.500%, 11/15/12

        4,250 Mahoning County, Ohio,           10/02 at 100       AAA    4,435,725
               Hospital Improvement
               Revenue Bonds (YHA, Inc.
               Project), Series 1991A,
               7.000%, 10/15/14 (Pre-
               refunded to 10/15/02)

       11,000 Montgomery County, Ohio,          1/08 at 102   Baa2***   11,900,130
               Health System Revenue
               Bonds (Franciscan Medical
               Center - Dayton Campus
               Issue), Series 1997,
               5.500%, 7/01/18 (Pre-
               refunded to 1/01/08)

        2,500 Montgomery County, Ohio,          5/03 at 101       AAA    2,665,050
               Revenue Bonds (Sisters of
               Charity Health Care
               Systems, Inc.), Series
               1992A, 6.250%, 5/15/08
               (Pre-refunded to 5/15/03)

        1,000 Mount Gilead, Ohio, Water        12/02 at 102    N/R***    1,069,820
               System Revenue First
               Mortgage Bonds, 7.200%,
               12/01/17
               (Pre-refunded to
               12/01/02)

              Ohio Housing Finance
               Agency, Single Family
               Mortgage Revenue Bonds:
        5,700  0.000%, 1/15/15 (Pre-       7/11 at 70 15/32       AAA    2,593,101
               refunded to 7/15/11)
        6,460  0.000%, 1/15/15 (Pre-        1/11 at 67 1/32       AAA    2,859,842
               refunded to 1/15/11)

          750 State of Ohio, Full Faith         8/05 at 102    AA+***      840,210
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/13 (Pre-refunded to
               8/01/05)

            5 Ohio Building Authority,          4/03 at 100       AAA        5,446
               State Facilities
               Refunding Bonds (Frank J.
               Lausche State Office
               Building), 1982 Series A,
               10.125%, 10/01/06 (Pre-
               refunded to 4/01/03)

        1,500 Ohio State Building              10/04 at 102       AAA    1,682,235
               Authority, Revenue Bonds
               (Juvenile Correctional
               Building), Series A,
               6.600%, 10/01/14 (Pre-
               refunded to 10/01/04)

        5,065 Ohio Water Development           No Opt. Call       AAA    5,675,029
               Authority, Water
               Development Revenue Bonds
               (Pure Water), 1990 Series
               I, 6.000%, 12/01/16

          500 Olmsted Falls Local School       12/01 at 102       AAA      511,055
               District, Ohio, General
               Obligation Bonds, 7.050%,
               12/15/11
               (Pre-refunded to
               12/15/01)

        1,200 Ridgemont Local School           12/02 at 102    N/R***    1,283,700
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1992, 7.250%, 12/01/14
               (Pre-refunded to
               12/01/02)

        1,725 Shelby County, Ohio,              9/02 at 102    N/R***    1,829,363
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Shelby
               County Memorial Hospital
               Association), Series
               1992, 7.700%, 9/01/18
               (Pre-refunded to 9/01/02)

        1,000 Sylvania City School              6/02 at 102       AAA    1,043,090
               District, Ohio, General
               Obligation Bonds, 6.600%,
               6/01/16
               (Pre-refunded to 6/01/02)

        2,750 Trumbull County, Ohio,           11/03 at 100       AAA    2,982,403
               Hospital Revenue
               Refunding and Improvement
               Bonds (Trumbull Memorial
               Hospital Project), Series
               1991B, 6.900%, 11/15/12
               (Pre-refunded to
               11/15/03)

        1,000 University of Cincinnati,        12/02 at 102     AA***    1,062,030
               Ohio, General Receipts
               Bonds, Series O, 6.300%,
               6/01/12
               (Pre-refunded to
               12/01/02)

          750 Warren County Water              12/02 at 102       AAA      798,900
               District, Ohio,
               Waterworks System Revenue
               Bonds, Series 1992,
               6.600%, 12/01/16 (Pre-
               refunded to 12/01/02)


--------------------------------------------------------------------------------
36

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $  1,500 Washington County, Ohio,       9/02 at 102   Baa1*** $  1,587,255
               Hospital Revenue Bonds
               (Marietta Area Health
               Care, Inc. Project),
               Series 1992, 7.375%,
               9/01/12 (Pre-refunded to
               9/01/02)

        1,425 City of Wooster School        12/02 at 102       AAA    1,516,514
               District, Wayne County,
               Ohio, School Building
               Construction and
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.500%,
               12/01/17 (Pre-refunded to
               12/01/02)

-------------------------------------------------------------------------------
              Utilities - 9.7%

              City of Cleveland, Ohio,
              Public Power System First
              Mortgage Revenue Bonds,
              Series 1994A:
        2,250  0.000%, 11/15/12             No Opt. Call       AAA    1,345,140
        1,535  0.000%, 11/15/13             No Opt. Call       AAA      864,420

        2,500 City of Cleveland, Ohio,      11/06 at 102       AAA    2,468,000
               Public Power System First
               Mortgage Revenue
               Refunding Bonds, Series
               1996 (Subseries 1),
               5.000%, 11/15/24

        3,695 Ohio Municipal Electric        2/03 at 102       AAA    3,720,606
               Generation Agency,
               Revenue Bonds (American
               Municipal Power, Inc.),
               5.375%, 2/15/24

              Ohio Air Quality
              Development Authority,
              Revenue Bonds (Columbus
              Southern Power Company
              Project), 1985 Series A:
        1,750  6.375%, 12/01/20             12/02 at 102       AAA    1,840,528
        4,500  6.250%, 12/01/20              6/03 at 102        A3    4,594,725

       12,000 Ohio Air Quality               9/05 at 102        A3   12,249,000
               Development Authority,
               Revenue Refunding Bonds
               (Dayton Power and Light
               Company Project), 1995
               Series, 6.100%, 9/01/30

        5,000 Ohio Air Quality               4/07 at 102       AAA    5,122,950
               Development Authority,
               Revenue Bonds (JMG
               Funding - Limited
               Partnership Project),
               Series 1997, 5.625%,
               1/01/23 (Alternative
               Minimum Tax)

          500 Ohio Water Development         8/02 at 102        A2      513,585
               Authority, Collateralized
               Water Development Revenue
               Refunding Bonds (Dayton
               Power and Light Company
               Project), 1992 Series A,
               6.400%, 8/15/27

       21,850 Ohio Water Development         9/08 at 102       N/R   20,113,362
               Authority, Solid Waste
               Disposal Revenue Bonds
               (Bay Shore Power Project),
               Convertible Series 1998A,
               5.875%, 9/01/20
               (Alternative Minimum Tax)

        1,545 Puerto Rico Electric Power    No Opt. Call        A-      702,620
               Authority, Power Revenue
               Refunding Bonds, Series
               O, 0.000%, 7/01/17

        4,500 Puerto Rico Industrial,        6/10 at 101      Baa2    4,894,110
               Tourist, Educational,
               Medical, and
               Environmental Control
               Facilities Financing
               Authority, Cogeneration
               Facility Revenue Bonds,
               2000 Series A, 6.625%,
               6/01/26 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 5.0%

        3,000 Butler County, Ohio, Sewer    12/06 at 101       AAA    3,028,410
               System Revenue Bonds,
               Series 1996, 5.250%,
               12/01/21

       10,000 City of Cleveland, Ohio,      No Opt. Call       AAA   10,731,500
               Waterworks Improvement
               First Mortgage Refunding
               Revenue Bonds, 1993
               Series G, 5.500%, 1/01/21

        1,600 Greene County, Ohio, Water    12/07 at 102       AAA    1,735,695
               System Revenue Bonds,
               Series 1996, 6.125%,
               12/01/21

        2,200 City of Greenville, Darke     12/02 at 102       AAA    2,320,951
               County, Ohio, Wastewater
               System First Mortgage
               Revenue Bonds
               (Governmental Enterprise
               Revenue Bonds), Series
               1992, 6.350%, 12/01/17

        2,700 Hamilton County, Ohio,        12/11 at 100       AAA    2,521,070
               Sewer System Improvement
               and Refunding Revenue
               Bonds (Metropolitan Sewer
               District of Greater
               Cincinnati), 2001 Series
               A, 4.750%, 12/01/26

        1,000 City of Hamilton, Ohio,        4/02 at 102       AAA    1,024,920
               Water System Mortgage
               Revenue Bonds, 1991
               Series A, 6.400%,
               10/15/10

        1,000 Montgomery County, Ohio,      11/02 at 102       AAA    1,048,370
               Water Revenue Bonds
               (Greater Moraine
               Beavercreek Sewer
               District), Series 1992,
               6.250%, 11/15/17

        4,260 Ohio Water Development        12/07 at 102       AAA    4,348,820
               Authority, Water
               Development Revenue Bonds
               (Community Assistance
               Program), Series 1997,
               5.375%, 12/01/24

        2,000 Ohio Water Development         6/08 at 101       AAA    2,004,100
               Authority, Water
               Development Revenue Bonds
               (Fresh Water), Series
               1998, 5.125%, 12/01/23


--------------------------------------------------------------------------------
37

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
-----------------------------------------------------------------------------
              Water and Sewer
              (continued)

     $    750 City of Toledo, Ohio,       11/04 at 102       AAA $    829,260
               Sewer System Revenue
               Mortgage Bonds, 6.350%,
               11/15/17

          500 City of Toledo, Ohio,       11/04 at 102       AAA      549,320
               Waterworks Revenue
               Refunding Mortgage
               Bonds, 6.450%, 11/15/24
-----------------------------------------------------------------------------
     $589,555 Total Investments (cost                             598,343,762
               $571,475,267) - 99.1%
-----------------------------------------------------------------------------
------------
              Other Assets Less                                     5,141,613
               Liabilities - 0.9%
         --------------------------------------------------------------------
              Net Assets - 100%                                  $603,485,375
         --------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.
         (WI) Security purchased on a when-issued basis.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
38

                 Portfolio of Investments (Unaudited)
                 Nuveen Wisconsin Municipal Bond Fund
                 November 30, 2001

    Principal                                Optional Call               Market
 Amount (000) Description                      Provisions* Ratings**      Value
-------------------------------------------------------------------------------
              Basic Materials - 2.1%

      $ 1,000 Redevelopment Authority of      No Opt. Call      Baa3 $  937,590
               Green Bay, Wisconsin,
               Industrial Development
               Revenue Bonds (Fort James
               Project), Series 1999,
               5.600%, 5/01/19

-------------------------------------------------------------------------------
              Capital Goods - 0.7%

          300 Community Development            3/02 at 102       N/R    304,374
               Authority of the Village
               of Menomomee Falls,
               Wisconsin, Development
               Revenue Bonds (Herker
               Industries, Inc.
               Project), Series 1996,
               5.250%, 3/01/08
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 3.6%

        1,555 The Children's Trust Fund,       7/10 at 100       Aa3  1,637,197
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.3%

          475 Housing Authority of the         4/08 at 100       Aa1    458,275
               City of Ashland,
               Wisconsin, Student
               Housing Revenue Bonds
               (Northland College
               Project), Series 1998,
               5.100%, 4/01/18

          500 Community Development           11/06 at 102       AA-    493,655
               Authority of the City of
               Madison, Wisconsin, Fixed
               Rate Development Revenue
               Bonds (Fluno Center
               Project), Series 1998A,
               5.000%, 11/01/20

          370 Puerto Rico Industrial,          2/09 at 101       BBB    356,173
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

          200 Puerto Rico Industrial,          9/11 at 100       BBB    199,132
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (University of the
               Sacred Heart Project),
               Series 2001,
               5.250%, 9/01/21

-------------------------------------------------------------------------------
              Healthcare - 4.7%

          500 Puerto Rico Industrial,          1/05 at 102       AAA    539,895
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A,
               6.250%, 7/01/24

          450 Puerto Rico Industrial,      8/05 at 101 1/2       AAA    479,012
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Pila
               Hospital Project), 1995
               Series A, 5.875%, 8/01/12

        1,000 Puerto Rico Industrial,         11/10 at 101        AA  1,124,060
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital de la
               Concepcion Project), 2000
               Series A,
               6.500%, 11/15/20

-------------------------------------------------------------------------------
              Housing/Multifamily - 9.8%

              Housing Authority of Dane
              County, Wisconsin,
              Multifamily Housing
              Revenue Bonds (Forest
              Harbor Apartments
              Project):
           25  5.900%, 7/01/12                 7/02 at 102       N/R     25,167
           50  5.950%, 7/01/13                 7/02 at 102       N/R     50,214
           50  6.000%, 7/01/14                 7/02 at 102       N/R     50,154

          675 Kenosha Housing Authority,       5/08 at 102       N/R    695,750
               Wisconsin, GNMA
               Collateralized
               Multifamily Housing
               Revenue Bonds (Villa
               Ciera, Inc. Project),
               Series 2000A, 5.900%,
               11/20/30

          570 Community Development            2/12 at 102       N/R    565,594
               Agency of the Village of
               Lake Delton, Wisconsin,
               Multifamily Housing
               Project Revenue Bonds
               (GNMA Collateralized
               Mortgage Loan - Woodland
               Park Project),
               Series 2001,
               5.300%, 2/20/31

        1,000 Community Development            9/06 at 102       AAA    995,680
               Authority of the City of
               Madison, Wisconsin,
               Multifamily Housing
               Revenue Refunding Bonds
               (Greentree Glen Project),
               Series 1999A,
               5.500%, 9/20/29
               (Alternative Minimum Tax)

          200 Redevelopment Authority of       8/07 at 102       N/R    203,542
               the City of Milwaukee,
               Wisconsin, Multifamily
               Housing Revenue Bonds
               (FHA-Insured Mortgage
               Loan - City Hall Square
               Apartments Project),
               Series 1993,
               6.000%, 8/01/22
               (Alternative Minimum Tax)

          500 Housing Authority of the         5/06 at 102       AAA    481,945
               City of Sheboygan,
               Wisconsin, Multifamily
               Revenue Refunding Bonds
               (Lake Shore Apartments),
               Series 1998A,
               5.100%, 11/20/26


--------------------------------------------------------------------------------
39

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

      $   300 Walworth County Housing         9/05 at 102       N/R $   298,509
               Authority, Wisconsin,
               Housing Revenue Bonds
               (FHA-Insured Mortgage
               Loan - Kiwanis Heritage,
               Inc. Senior Apartments
               Project), Series 1997,
               5.550%, 9/01/22

              Housing Authority of the
              City of Waukesha,
              Wisconsin, Multifamily
              Housing Revenue Refunding
              Bonds (GNMA Collateralized
              Mortgage Loan - Westgrove
              Woods Project), Series
              1996A:
          350  5.800%, 12/01/18              12/06 at 102       AAA     357,581
               (Alternative Minimum Tax)
          750  6.000%, 12/01/31              12/06 at 102       AAA     767,618
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               0.7%

          190 Puerto Rico Housing Bank        4/05 at 102       AAA     197,473
               and Finance Agency, Single
               Family Mortgage Revenue
               Bonds (Affordable Housing
               Mortgage Subsidy Program),
               Portfolio I,
               6.250%, 4/01/29
               (Alternative Minimum Tax)

          115 Virgin Islands Housing          3/05 at 102       AAA     119,669
               Finance Authority, Single
               Family Mortgage Revenue
               Refunding Bonds (GNMA
               Mortgage-Backed Securities
               Program), 1995 Series A,
               6.450%, 3/01/16
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 4.0%

              Housing Authority of
              Sheboygan County,
              Wisconsin, Housing Revenue
              Refunding Bonds (Rocky
              Knoll Health Center
              Project), Series 1994:
          150  5.300%, 12/01/17              12/04 at 100        A1     143,892
          195  5.300%, 12/01/18              12/04 at 100        A1     185,133
          395  5.300%, 12/01/19              12/04 at 100        A1     372,481

        1,120 Waukesha County Housing        12/03 at 102       N/R   1,125,242
               Authority, Housing Revenue
               Refunding Bonds (The
               Arboretum Project), Series
               1998, 5.250%, 12/01/21
               (Alternative Minimum Tax)
               (Optional put 12/01/12)

-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.7%

          250 Government of Guam, General    11/03 at 102      BBB-     245,153
               Obligation Bonds, Series
               1993A, 5.400%, 11/15/18

          500 Commonwealth of Puerto          7/11 at 100         A     510,680
               Rico, Public Improvement
               General Obligation Bonds
               of 2002, Series A,
               5.375%, 7/01/28 (DD,
               settling 12/03/01)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               53.3%

              Community Development
              Authority of the Village of
              Ashwaubenon, Wisconsin,
              Lease Revenue Bonds (Arena
              Project), Series 1999A:
        2,000  5.700%, 6/01/24                6/09 at 100       Aa2   2,097,780
          700  5.800%, 6/01/29                6/09 at 100       Aa2     738,031

        1,500 Community Development           6/06 at 100       N/R   1,612,590
               Authority of the City of
               Cudahy, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1995, 6.000%, 6/01/11

        1,000 Redevelopment Authority of      2/08 at 100       N/R     982,110
               the Village of De Forest,
               Wisconsin, Redevelopment
               Lease Revenue Bonds,
               Series 1999B, 5.100%,
               2/01/18

        1,500 Community Development           9/08 at 100       N/R   1,488,285
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Bonds,
               Series 1998A, 5.400%,
               9/01/18

          100 Community Development          10/11 at 100        A2      99,818
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Refunding
               Bonds (Tax Increment
               District No. 6), 5.000%,
               10/01/19

          350 Professional Football           2/11 at 100       AAA     352,667
               Stadium District, Brown
               County, Green Bay,
               Wisconsin, Sales Tax
               Revenue Bonds (Lambeau
               Field Renovation Project),
               Series 2001A, 5.000%,
               2/01/19

              Redevelopment Authority of
              the City of Green Bay,
              Wisconsin, Lease Revenue
              Bonds (Convention Center
              Project), Series 1999A:
        1,300  5.250%, 6/01/24                6/09 at 100       Aa2   1,318,902
        1,650  5.100%, 6/01/29                6/09 at 100       Aa2   1,652,541

          500 Community Development          12/09 at 100       N/R     465,155
               Authority of the Village
               of Jackson, Wisconsin,
               Community Development
               Revenue Refunding Bonds,
               Series 1999, 5.100%,
               12/01/17

          300 Community Development           3/05 at 100       Aa2     322,521
               Authority of the City of
               Madison, Wisconsin, Lease
               Revenue Bonds (Monona
               Terrace Community and
               Convention Center
               Project), Series 1995,
               6.100%, 3/01/10


--------------------------------------------------------------------------------
40

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

              Milwaukee Redevelopment
              Authority, Wisconsin,
              Redevelopment Revenue
              Bonds (Summerfest
              Project), Series 2001:
      $   400  4.850%, 8/01/17                8/11 at 100         A $   396,036
        1,000  4.950%, 8/01/20                8/11 at 100         A     976,240

          320 Puerto Rico Highway and     7/02 at 101 1/2         A     332,096
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V, 6.625%,
               7/01/12

          500 Puerto Rico Highway and         7/16 at 100         A     520,275
               Transportation
               Authority, Highway
               Revenue Bonds, 1996
               Series Y, 5.500%,
               7/01/36

        2,000 Puerto Rico Highway and         7/10 at 101         A   2,293,520
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

          600 Puerto Rico Public          7/03 at 101 1/2         A     619,296
               Building Authority,
               Public Education and
               Health Facilities
               Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series M, 5.750%,
               7/01/15

        2,500 Puerto Rico Public             No Opt. Call         A   2,656,475
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

          500 Southeast Wisconsin            No Opt. Call       AAA     537,335
               Professional Baseball
               Park District, Sales Tax
               Revenue Refunding Bonds,
               Series 1998A, 5.500%,
               12/15/26

        1,000 Southeast Wisconsin            12/04 at 100       AAA   1,095,720
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1999, 6.100%, 12/15/29

          800 Southeast Wisconsin            12/11 at 101       AAA     792,552
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               2001A Refunding, 5.100%,
               12/15/29

          375 Waterfront Redevelopment       10/08 at 100       N/R     361,534
               Authority of the City of
               Sturgeon Bay, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1998A, 5.200%, 10/01/21

          600 Virgin Islands Public          10/08 at 101      BBB-     607,236
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior Lien/Refunding),
               5.625%, 10/01/25

          500 Wauwatosa Redevelopment        12/07 at 100       AAA     524,995
               Authority, Milwaukee
               County, Wisconsin,
               Redevelopment Authority
               Lease Revenue Bonds,
               Series 1997, 5.650%,
               12/01/16

              Wisconsin Center
              District, Junior
              Dedicated Tax Revenue
              Refunding Bonds, Series
              1999:
        1,000  5.250%, 12/15/23              No Opt. Call       AAA   1,039,270
          500  5.250%, 12/15/27              No Opt. Call       AAA     519,195

-------------------------------------------------------------------------------
              Transportation - 1.8%

        1,000 Puerto Rico Ports               6/06 at 102        BB     825,210
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.5%

          315 Guam Power Authority,          10/02 at 102       AAA     332,564
               Revenue Bonds, 1992
               Series A, 6.300%,
               10/01/22 (Pre-refunded
               to 10/01/02)

              Puerto Rico
              Infrastructure Financing
              Authority, Special
              Obligation Bonds, 2000
              Series A:
          250  5.375%, 10/01/16              10/10 at 101       AAA     266,090
          750  5.500%, 10/01/20              10/10 at 101       AAA     794,048

          145 Puerto Rico Electric            7/04 at 102       AAA     161,449
               Power Authority, Power
               Revenue Bonds, Series T,
               6.375%, 7/01/24
               (Pre-refunded to 7/01/04)

          125 Puerto Rico Telephone       1/03 at 101 1/2       AAA     131,536
               Authority, Revenue
               Refunding Bonds, Series
               M, 5.400%, 1/01/08
               (Pre-refunded to 1/01/03)

              Southeast Wisconsin
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1996:
          225  5.650%, 12/15/16 (Pre-         3/07 at 101       AAA     248,495
               refunded to 3/13/07)
          600  5.800%, 12/15/26 (Pre-         3/07 at 101       AAA     666,948
               refunded to 3/13/07)

          150 Redevelopment Authority         5/02 at 102     AA***     155,226
               of the City of Superior,
               Wisconsin, Revenue Bonds
               (Superior Memorial
               Hospital, Inc. - FHA-
               Insured Mortgage Loan),
               Series 1994, 5.600%,
               11/01/07 (Pre-refunded
               to 5/01/02)

        1,000 Wisconsin Center               12/06 at 101       AAA   1,112,930
               District, Junior
               Dedicated Tax Revenue
               Bonds, Series 1996B,
               5.700%, 12/15/20 (Pre-
               refunded to 12/15/06)


--------------------------------------------------------------------------------
41

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund (continued)
                 November 30, 2001

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
------------------------------------------------------------------------------
              Utilities - 4.4%

      $ 1,850 Puerto Rico Electric Power     7/10 at 101       AAA $ 1,885,502
               Authority, Power Revenue
               Bonds, Series HH, 5.250%,
               7/01/29

          115 Puerto Rico Electric Power     7/04 at 102        A-     123,742
               Authority, Power Revenue
               Bonds, Series T, 6.000%,
               7/01/16

------------------------------------------------------------------------------
      $43,755 Total Investments (cost                               45,026,755
               $43,664,948)  - 98.6%
------------------------------------------------------------------------------
------------
              Other Assets Less                                        655,155
               Liabilities - 1.4%
         ---------------------------------------------------------------------
              Net Assets - 100%                                    $45,681,910
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
42

                 Statement of Net Assets (Unaudited)
                 November 30, 2001

                                Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                    $111,861,958 $457,005,676 $280,764,071 $229,119,800 $598,343,762 $45,026,755
Cash                                --           --           --           --           --     443,579
Receivables:
 Interest                    2,090,578    6,621,853    3,831,366    4,207,525   11,019,689     860,090
 Investments sold            1,140,568    2,084,050      730,111    3,803,333    6,440,200          --
 Shares sold                   750,677      412,249      280,239      841,176      339,081      34,968
Other assets                       174       14,609        8,635          225       19,347          47
------------------------------------------------------------------------------------------------------
  Total assets             115,843,955  466,138,437  285,614,422  237,972,059  616,162,079  46,365,439
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                  71,086    1,498,439    2,202,849      932,173    6,295,583          --
Payables:
 Investments purchased       1,878,234           --           --    4,244,322    3,589,123     511,992
 Shares redeemed                18,043      422,262      165,736       85,967    1,126,409          --
Accrued expenses:
 Management fees                51,211      205,327      127,039      104,405      265,067      20,774
 12b-1 distribution and
  service fees                  27,969      102,733       65,122       50,998      108,279      12,093
 Other                          49,379      218,570      103,517       91,320      166,016      44,421
Dividends payable              205,546      937,670      392,148      394,280    1,126,227      94,249
------------------------------------------------------------------------------------------------------
  Total liabilities          2,301,468    3,385,001    3,056,411    5,903,465   12,676,704     683,529
------------------------------------------------------------------------------------------------------
Net assets                $113,542,487 $462,753,436 $282,558,011 $232,068,594 $603,485,375 $45,681,910
------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                $ 93,065,645 $409,200,097 $212,624,528 $206,453,387 $388,758,170 $37,198,422
Shares outstanding           9,073,545   37,470,082   18,251,805   19,014,228   34,679,860   3,673,562
Net asset value and
 redemption price per
 share                    $      10.26 $      10.92 $      11.65 $      10.86 $      11.21 $     10.13
Offering price per share
 (net asset value per
 share plus
 maximum sales charge of
 4.20% of offering
 price)                   $      10.71 $      11.40 $      12.16 $      11.34 $      11.70 $     10.57
------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                $  8,719,869 $ 14,500,544 $  8,946,846 $  8,727,896 $ 21,899,475 $ 4,608,757
Shares outstanding             855,992    1,327,738      767,058      803,841    1,955,572     453,853
Net asset value,
 offering and redemption
 price per share          $      10.19 $      10.92 $      11.66 $      10.86 $      11.20 $     10.15
------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                $ 10,236,861 $ 38,087,968 $ 37,274,618 $ 16,410,061 $ 44,710,673 $ 3,786,028
Shares outstanding             996,336    3,490,278    3,203,472    1,512,161    3,993,444     372,991
Net asset value,
 offering and redemption
 price per share          $      10.27 $      10.91 $      11.64 $      10.85 $      11.20 $     10.15
------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                $  1,520,112 $    964,827 $ 23,712,019 $    477,250 $148,117,057 $    88,703
Shares outstanding             147,531       88,524    2,034,788       43,934   13,220,935       8,720
Net asset value,
 offering and redemption
 price per share          $      10.30 $      10.90 $      11.65 $      10.86 $      11.20 $     10.17
------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
43

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2001

                              Kansas     Kentucky     Michigan    Missouri         Ohio  Wisconsin
----------------------------------------------------------------------------------------------------
Investment Income         $3,241,337  $13,485,307  $ 8,102,571  $6,777,411  $17,556,254  $1,170,684
----------------------------------------------------------------------------------------------------
Expenses
Management fees              304,039    1,240,951      769,017     624,787    1,610,407     121,209
12b-1 service fees -
  Class A                     92,623      412,197      214,797     206,293      392,700      34,194
12b-1 distribution and
 service fees - Class B       38,703       65,546       41,776      38,239      102,591      21,659
12b-1 distribution and
 service fees - Class C       29,615      138,217      137,420      55,282      163,361      19,696
Shareholders' servicing
 agent fees and expenses      34,315      149,376      105,526      75,958      220,327      13,165
Custodian's fees and
 expenses                     29,050       87,098       40,345      39,658       83,853      21,774
Trustees' fees and
 expenses                      1,504        6,521        4,061       3,058        8,279         501
Professional fees              5,265       14,123        6,936       6,433       11,120       4,839
Shareholders' reports -
  printing and mailing
 expenses                      9,510       26,113       21,275      16,973       35,221       5,675
Federal and state
 registration fees             2,907        3,259        7,509       4,796        4,558       3,585
Other expenses                 2,464        9,941        6,417       4,966       14,137       1,650
----------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit        549,995    2,153,342    1,355,079   1,076,443    2,646,554     247,947
 Custodian fee credit         (5,606)     (33,398)      (7,482)     (6,321)      (9,980)     (3,011)
----------------------------------------------------------------------------------------------------
Net expenses                 544,389    2,119,944    1,347,597   1,070,122    2,636,574     244,936
----------------------------------------------------------------------------------------------------
Net investment income      2,696,948   11,365,363    6,754,974   5,707,289   14,919,680     925,748
----------------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                 15,981    2,414,775    1,870,668     (94,238)  (3,003,708)     31,322
Net change in unrealized
 appreciation or
 depreciation of
 investments               1,016,098    2,505,474    4,529,280   3,308,791    8,857,682     594,022
----------------------------------------------------------------------------------------------------
Net gain from
 investments               1,032,079    4,920,249    6,399,948   3,214,553    5,853,974     625,344
----------------------------------------------------------------------------------------------------
Net increase in net
 assets from operations   $3,729,027  $16,285,612  $13,154,922  $8,921,842  $20,773,654  $1,551,092
----------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
44

                 Statement of Changes in Net Assets (Unaudited)

                                   Kansas                     Kentucky
                          --------------------------  --------------------------
                            Six Months                  Six Months
                                 Ended    Year Ended         Ended    Year Ended
                              11/30/01       5/31/01      11/30/01       5/31/01
---------------------------------------------------------------------------------
Operations
Net investment income     $  2,696,948  $  5,172,712  $ 11,365,363  $ 22,656,702
Net realized gain (loss)
 from investment
 transactions                   15,981       760,827     2,414,775        85,408
Net change in unrealized
 appreciation or
 depreciation of
 investments                 1,016,098     5,391,332     2,505,474    21,256,252
---------------------------------------------------------------------------------
Net increase in net
 assets from operations      3,729,027    11,324,871    16,285,612    43,998,362
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (2,314,961)   (4,502,270)  (10,222,618)  (20,807,437)
 Class B                      (172,244)     (261,694)     (288,223)     (495,537)
 Class C                      (174,664)     (269,481)     (812,822)   (1,533,533)
 Class R                       (50,678)      (78,640)      (24,015)      (47,426)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (2,712,547)   (5,112,085)  (11,347,678)  (22,883,933)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  10,736,170    12,556,493    20,851,828    41,713,067
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,189,373     2,217,731     5,557,151    10,911,972
---------------------------------------------------------------------------------
                            11,925,543    14,774,224    26,408,979    52,625,039
Cost of shares redeemed     (5,637,197)  (13,563,428)  (22,022,649)  (56,426,425)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          6,288,346     1,210,796     4,386,330    (3,801,386)
---------------------------------------------------------------------------------
Net increase in net
 assets                      7,304,826     7,423,582     9,324,264    17,313,043
Net assets at the
 beginning of period       106,237,661    98,814,079   453,429,172   436,116,129
---------------------------------------------------------------------------------
Net assets at the end of
 period                   $113,542,487  $106,237,661  $462,753,436  $453,429,172
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $     93,426  $    109,025  $     44,614  $    (77,967)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
45

                                  Michigan                    Missouri
                          --------------------------  --------------------------
                            Six Months                  Six Months
                                 Ended    Year Ended         Ended    Year Ended
                              11/30/01       5/31/01      11/30/01       5/31/01
---------------------------------------------------------------------------------
Operations
Net investment income     $  6,754,974  $ 14,245,172  $  5,707,289  $ 11,462,494
Net realized gain (loss)
 from investment
 transactions                1,870,668      (925,976)      (94,238)      246,737
Net change in unrealized
 appreciation or
 depreciation of
 investments                 4,529,280    16,792,494     3,308,791    10,630,323
---------------------------------------------------------------------------------
Net increase in net
 assets from operations     13,154,922    30,111,690     8,921,842    22,339,554
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (5,279,148)  (10,863,258)   (5,308,274)  (10,664,275)
 Class B                      (182,890)     (354,702)     (174,642)     (265,994)
 Class C                      (795,811)   (1,621,637)     (337,941)     (520,865)
 Class R                      (602,592)   (1,194,993)      (12,712)      (25,489)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (6,860,441)  (14,034,590)   (5,833,569)  (11,476,623)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  10,665,175    19,054,829    12,667,587    17,740,309
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,377,922     4,667,073     2,369,486     4,581,403
---------------------------------------------------------------------------------
                            13,043,097    23,721,902    15,037,073    22,321,712
Cost of shares redeemed    (16,336,331)  (33,986,230)   (8,805,149)  (20,542,606)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (3,293,234)  (10,264,328)    6,231,924     1,779,106
---------------------------------------------------------------------------------
Net increase in net
 assets                      3,001,247     5,812,772     9,320,197    12,642,037
Net assets at the
 beginning of period       279,556,764   273,743,992   222,748,397   210,106,360
---------------------------------------------------------------------------------
Net assets at the end of
 period                   $282,558,011  $279,556,764  $232,068,594  $222,748,397
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $    364,415  $    188,877  $    (23,353) $    100,208
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
46

                                    Ohio                     Wisconsin
                          --------------------------  ------------------------
                            Six Months                 Six Months
                                 Ended    Year Ended        Ended   Year Ended
                              11/30/01       5/31/01     11/30/01      5/31/01
-------------------------------------------------------------------------------
Operations
Net investment income     $ 14,919,680  $ 30,520,383  $   925,748  $ 1,744,666
Net realized gain (loss)
 from investment
 transactions               (3,003,708)      160,286       31,322     (281,341)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 8,857,682    26,153,382      594,022    3,206,930
-------------------------------------------------------------------------------
Net increase in net
 assets from operations     20,773,654    56,834,051    1,551,092    4,670,255
-------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (9,669,320)  (20,246,079)    (741,467)  (1,341,564)
 Class B                      (449,325)     (780,947)     (82,956)    (161,201)
 Class C                      (953,097)   (1,906,208)    (102,377)    (197,932)
 Class R                    (3,828,388)   (7,925,127)      (1,529)      (2,279)
-------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (14,900,130)  (30,858,361)    (928,329)  (1,702,976)
-------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  31,677,585    46,275,082    6,862,211    5,562,635
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               6,834,588    14,072,781      505,333      980,958
-------------------------------------------------------------------------------
                            38,512,173    60,347,863    7,367,544    6,543,593
Cost of shares redeemed    (34,046,066)  (81,295,926)  (3,112,525)  (7,239,664)
-------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          4,466,107   (20,948,063)   4,255,019     (696,071)
-------------------------------------------------------------------------------
Net increase in net
 assets                     10,339,631     5,027,627    4,877,782    2,271,208
Net assets at the
 beginning of period       593,145,744   588,118,117   40,804,128   38,532,920
-------------------------------------------------------------------------------
Net assets at the end of
 period                   $603,485,375  $593,145,744  $45,681,910  $40,804,128
-------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $    260,205  $     81,263  $    46,408  $    44,840
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
47

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Ken-tucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2001, Missouri, Ohio and Wisconsin had outstand-ing when-issued and/or delayed delivery purchase commitments of $4,244,322, $3,589,123 and $511,992, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds.

-------------------------------------------------------------------------------
48

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended November 30, 2001, Kentucky, Michigan and Ohio in-vested in inverse floating rate securities for the purpose of enhancing port-folio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate secu-rity declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. Kansas, Missouri and Wisconsin did not invest in any such securities during the six months ended November 30, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation based on securities held by the Funds on June 1, 2001 as follows:

          Kansas    Kentucky    Michigan   Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------

             $--    $104,896    $281,005     $2,719    $159,392     $4,149
--------------------------------------------------------------------------

The effect of this change for the six months ended November 30, 2001, was to increase net investment income with a corresponding decrease in net unrealized appreciation as follows:

          Kansas    Kentucky    Michigan   Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------

             $--      $8,245     $42,131       $982     $32,041       $432
--------------------------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
49

2. Fund Shares

Transactions in Fund shares were as follows:

                                         Kansas
                      ------------------------------------------------
                        Six Months Ended            Year Ended
                            11/30/01                  5/31/01
                      ----------------------  ------------------------
                         Shares       Amount      Shares        Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                449,528  $ 4,638,877     848,268  $  8,550,130
 Class B                187,896    1,917,049     166,763     1,665,185
 Class C                397,661    4,104,884     173,639     1,751,431
 Class R                  7,315       75,360      57,269       589,747
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                102,106    1,051,848     200,919     2,007,892
 Class B                  7,184       73,576      10,445       103,710
 Class C                  6,074       62,690      10,363       103,682
 Class R                    122        1,259         244         2,447
-----------------------------------------------------------------------
                      1,157,886   11,925,543   1,467,910    14,774,224
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (444,642)  (4,570,429) (1,141,780)  (11,376,804)
 Class B                (18,224)    (186,624)    (63,329)     (628,256)
 Class C                (32,343)    (333,160)   (148,153)   (1,492,900)
 Class R                (52,654)    (546,984)     (6,588)      (65,468)
-----------------------------------------------------------------------
                       (547,863)  (5,637,197) (1,359,850)  (13,563,428)
-----------------------------------------------------------------------
Net increase            610,023  $ 6,288,346     108,060  $  1,210,796
-----------------------------------------------------------------------


--------------------------------------------------------------------------------
50

                                            Kentucky
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,388,885  $ 15,205,576   2,902,128  $ 31,121,534
 Class B                    185,716     2,031,762     345,031     3,714,916
 Class C                    325,311     3,562,680     638,154     6,870,962
 Class R                      4,691        51,810         527         5,655
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    454,476     4,976,591     921,253     9,829,667
 Class B                     12,922       141,531      22,337       238,572
 Class C                     38,753       424,010      76,878       820,340
 Class R                      1,372        15,019       2,197        23,393
----------------------------------------------------------------------------
                          2,412,126    26,408,979   4,908,505    52,625,039
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,755,049)  (19,194,034) (4,715,967)  (50,272,154)
 Class B                    (72,141)     (786,479)   (151,573)   (1,619,114)
 Class C                   (187,610)   (2,042,136)   (422,163)   (4,510,641)
 Class R                         --            --      (2,267)      (24,516)
----------------------------------------------------------------------------
                         (2,014,800)  (22,022,649) (5,291,970)  (56,426,425)
----------------------------------------------------------------------------
Net increase (decrease)     397,326  $  4,386,330    (383,465) $ (3,801,386)
----------------------------------------------------------------------------

                                            Michigan
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    540,808  $  6,289,217   1,224,300  $ 13,729,832
 Class B                     57,293       672,034     151,492     1,704,336
 Class C                    251,028     2,922,919     246,184     2,780,994
 Class R                     67,604       781,005      74,441       839,667
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    142,073     1,652,192     287,511     3,222,605
 Class B                      5,993        69,786      11,365       127,573
 Class C                     22,429       260,477      48,636       544,232
 Class R                     34,000       395,467      68,955       772,663
----------------------------------------------------------------------------
                          1,121,228    13,043,097   2,112,884    23,721,902
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,040,673)  (12,081,647) (2,271,660)  (25,492,198)
 Class B                    (53,938)     (626,711)   (124,182)   (1,392,261)
 Class C                   (245,001)   (2,836,669)   (442,061)   (4,947,303)
 Class R                    (67,981)     (791,304)   (191,770)   (2,154,468)
----------------------------------------------------------------------------
                         (1,407,593)  (16,336,331) (3,029,673)  (33,986,230)
----------------------------------------------------------------------------
Net increase (decrease)    (286,365) $ (3,293,234)   (916,789) $(10,264,328)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
51

                                        Missouri
                      ------------------------------------------------
                        Six Months Ended            Year Ended
                            11/30/01                  5/31/01
                      ----------------------  ------------------------
                         Shares       Amount      Shares        Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                648,445  $ 7,050,371   1,165,250  $ 12,347,126
 Class B                160,144    1,740,050     240,591     2,549,754
 Class C                356,452    3,877,166     267,112     2,838,961
 Class R                     --           --         434         4,468
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                201,143    2,187,301     407,597     4,303,932
 Class B                  6,268       68,207       8,595        90,768
 Class C                 10,427      113,363      17,550       185,281
 Class R                     56          615         135         1,422
-----------------------------------------------------------------------
                      1,382,935   15,037,073   2,107,264    22,321,712
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (765,203)  (8,298,134) (1,730,189)  (18,249,065)
 Class B                (15,555)    (169,010)   (103,748)   (1,093,943)
 Class C                (31,007)    (338,005)   (113,968)   (1,198,102)
 Class R                     --           --        (140)       (1,496)
-----------------------------------------------------------------------
                       (811,765)  (8,805,149) (1,948,045)  (20,542,606)
-----------------------------------------------------------------------
Net increase            571,170  $ 6,231,924     159,219  $  1,779,106
-----------------------------------------------------------------------

                                              Ohio
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/01                   5/31/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,770,610  $ 19,893,210   2,581,391  $ 28,569,455
 Class B                    325,851     3,652,129     548,793     6,050,062
 Class C                    456,525     5,117,175     543,232     6,019,229
 Class R                    268,253     3,015,071     511,079     5,636,336
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    320,721     3,608,950     689,457     7,600,715
 Class B                     13,971       157,027      25,448       280,631
 Class C                     32,461       364,944      60,895       670,746
 Class R                    240,378     2,703,667     500,776     5,520,689
----------------------------------------------------------------------------
                          3,428,770    38,512,173   5,461,071    60,347,863
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,114,860)  (23,790,054) (5,264,633)  (58,012,103)
 Class B                   (173,884)   (1,961,960)   (194,595)   (2,141,194)
 Class C                   (228,936)   (2,571,831)   (754,129)   (8,295,174)
 Class R                   (508,150)   (5,722,221) (1,163,434)  (12,847,455)
----------------------------------------------------------------------------
                         (3,025,830)  (34,046,066) (7,376,791)  (81,295,926)
----------------------------------------------------------------------------
Net increase (decrease)     402,940  $  4,466,107  (1,915,720) $(20,948,063)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
52


                                               Wisconsin
                               --------------------------------------------
                                 Six Months Ended          Year Ended
                                     11/30/01               5/31/01
                               ---------------------  ---------------------
                                 Shares       Amount    Shares       Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                        581,983  $ 5,915,956   399,617  $ 3,948,340
 Class B                         19,617      199,616    62,026      605,947
 Class C                         69,810      709,538   102,536    1,008,008
 Class R                          3,617       37,101        34          340
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         40,789      414,577    80,417      785,813
 Class B                          3,954       40,292     7,485       73,434
 Class C                          4,825       49,062    12,179      119,445
 Class R                            137        1,402       231        2,266
----------------------------------------------------------------------------
                                724,732    7,367,544   664,525    6,543,593
----------------------------------------------------------------------------
Shares redeemed:
 Class A                        (52,268)    (533,443) (638,517)  (6,216,348)
 Class B                         (9,704)     (98,759)  (58,461)    (578,588)
 Class C                       (242,730)  (2,479,105)  (44,914)    (444,728)
 Class R                           (121)      (1,218)       --           --
----------------------------------------------------------------------------
                               (304,823)  (3,112,525) (741,892)  (7,239,664)
----------------------------------------------------------------------------
Net increase (decrease)         419,909  $ 4,255,019   (77,367) $  (696,071)
----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2001, to shareholders of record on De-cember 7, 2001, as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0430       $.0445       $.0465       $.0455       $.0450      $.0370
 Class B                      .0365        .0375        .0390        .0385        .0380       .0310
 Class C                      .0385        .0395        .0410        .0405        .0400       .0325
 Class R                      .0450        .0460        .0485        .0470        .0470       .0390
---------------------------------------------------------------------------------------------------

At the same time, Michigan also declared a capital gain distribution of $.0264 per share which was paid on December 5, 2001, to shareholders of record on De-cember 3, 2001.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended
November 30, 2001, were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities             $9,880,680  $53,395,451  $44,043,674  $21,669,518 $102,533,859  $7,512,177
 Short-term municipal
  securities              4,000,000   16,000,000    1,720,000    1,090,000    6,500,000          --
Sales and maturities:
 Long-term municipal
  securities              6,988,575   55,818,916   47,306,820   15,926,053  100,204,100   3,598,225
 Short-term municipal
  securities              4,000,000   16,000,000    1,720,000    1,090,000    6,500,000          --
---------------------------------------------------------------------------------------------------

At November 30, 2001, the cost of investments owned for federal income tax purposes were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
                       $108,921,623 $441,684,429 $266,396,306 $221,209,283 $571,283,834 $43,672,576
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
53

At May 31, 2001, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

          Kansas   Kentucky Michigan   Missouri       Ohio Wisconsin
--------------------------------------------------------------------
2003  $4,239,199 $       -- $     -- $       -- $       -- $     --
2004          --         --       --         --         --       --
2005          --         --       --         --         --       --
2006          --         --       --         --         --       --
2007          --         --       --         --         --       --
2008     671,721  1,212,241  202,696    856,804    975,597   97,530
2009     424,368  1,448,222       --    691,893  1,441,334  649,372
--------------------------------------------------------------------
      $5,335,288 $2,660,463 $202,696 $1,548,697 $2,416,931 $746,902
--------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2001, were as follows:

                        Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
-----------------------------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 4,876,795  $20,273,949  $17,927,012  $10,322,206  $30,655,587  $1,750,118
 depreciation       (1,936,460)  (4,952,702)  (3,559,247)  (2,411,689)  (3,595,659)   (395,939)
-----------------------------------------------------------------------------------------------
Net unrealized
 appreciation      $ 2,940,335  $15,321,247  $14,367,765  $ 7,910,517  $27,059,928  $1,354,179
-----------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of Ohio in order to limit total expenses to .75 of 1% of the av-erage daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional ex-penses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                          Kansas Kentucky Michigan Missouri     Ohio Wisconsin
------------------------------------------------------------------------------
Sales charges collected  $80,172 $257,495  $80,373 $124,398 $242,077   $40,738
Paid to authorized
 dealers                  75,034  247,536   72,704  109,594  242,077    40,738
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


-------------------------------------------------------------------------------
54

During the six months ended November 30, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                Kansas      Kentucky      Michigan     Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------

Commission advances           $107,467      $135,296       $56,115      $90,084      $242,579      $28,085
-----------------------------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2001, the Distributor retained such 12b-1 fees as follows:

                                Kansas      Kentucky      Michigan     Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------
12b-1 fees retained            $45,073       $81,885       $48,476      $47,581      $112,854      $22,031
-----------------------------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2001, as follows:

                                Kansas      Kentucky      Michigan     Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------
CDSC retained                   $9,678       $22,516       $23,981       $3,765       $44,851       $3,805
-----------------------------------------------------------------------------------------------------------

7. Composition of Net Assets

At November 30, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                Kansas      Kentucky      Michigan     Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------
Capital paid-in           $115,828,033  $447,746,404  $266,480,995 $225,828,067  $581,777,314  $45,001,483
Undistributed (Over-
 distribution of) net
 investment income              93,426        44,614       364,415      (23,353)      260,205       46,408
Accumulated net realized
 gain (loss) from
 investment transactions    (5,319,307)     (247,403)      329,342   (1,877,305)   (5,420,639)    (727,788)
Net unrealized
 appreciation of
 investments                 2,940,335    15,209,821    15,383,259    8,141,185    26,868,495    1,361,807
-----------------------------------------------------------------------------------------------------------
Net assets                $113,542,487  $462,753,436  $282,558,011 $232,068,594  $603,485,375  $45,681,910
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
55

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                    Investment Operations                   Less Distributions
                               --------------------------------        -----------------------------
KANSAS
                                                  Net
                                            Realized/
                                           Unrealized
                 Beginning         Net        Invest-                      Net                            Ending
                       Net     Invest-           ment                  Invest-                               Net
Year Ended           Asset        ment           Gain                     ment     Captial                 Asset
May 31,              Value      Income         (loss)      Total        Income       Gains      Total      Value
----------------------------------------------------------------------------------------------------------------
Class A (1/92)
2002(e)             $10.16        $.26          $ .10      $ .36        $(.26)         $--     $(.26)     $10.26
2001                  9.54         .51            .62       1.13         (.51)          --      (.51)      10.16
2000                 10.49         .50           (.96)      (.46)        (.49)          --      (.49)       9.54
1999                 10.60         .51           (.11)       .40         (.51)          --      (.51)      10.49
1998                 10.19         .52            .41        .93         (.52)          --      (.52)      10.60
1997                  9.83         .53            .36        .89         (.53)          --      (.53)      10.19
Class B (2/97)
2002(e)              10.09         .22            .10        .32         (.22)          --      (.22)      10.19
2001                  9.48         .44            .61       1.05         (.44)          --      (.44)      10.09
2000                 10.43         .42           (.95)      (.53)        (.42)          --      (.42)       9.48
1999                 10.54         .43           (.11)       .32         (.43)          --      (.43)      10.43
1998                 10.13         .44            .41        .85         (.44)          --      (.44)      10.54
1997(d)              10.23         .13           (.12)       .01         (.11)          --      (.11)      10.13
Class C (2/97)
2002(e)              10.17         .23            .10        .33         (.23)          --      (.23)      10.27
2001                  9.56         .46            .61       1.07         (.46)          --      (.46)      10.17
2000                 10.51         .45           (.96)      (.51)        (.44)          --      (.44)       9.56
1999                 10.63         .45           (.11)       .34         (.46)          --      (.46)      10.51
1998                 10.21         .47            .42        .89         (.47)          --      (.47)      10.63
1997(d)              10.18         .15            .04        .19         (.16)          --      (.16)      10.21
Class R (2/97)
2002(e)              10.20         .27            .10        .37         (.27)          --      (.27)      10.30
2001                  9.59         .54            .60       1.14         (.53)          --      (.53)      10.20
2000                 10.55         .52           (.96)      (.44)        (.52)          --      (.52)       9.59
1999                 10.66         .54           (.11)       .43         (.54)          --      (.54)      10.55
1998                 10.22         .56            .43        .99         (.55)          --      (.55)      10.66
1997(d)              10.20         .18           (.02)       .16         (.14)          --      (.14)      10.22
----------------------------------------------------------------------------------------------------------------

                                                  Ratios/Supplemental Data
                -------------------------------------------------------------------------------------------
                                      Before Credt/            After           After Credit/
                                      Reimbursement       Reimbursement(b)    Reimbursement(c)
                                   -------------------   ------------------  -------------------
                                                 Ratio                Ratio                Ratio
                                                of Net               of Net               of Net
                                               Invest-              Invest-              Invest-
                                    Ratio of      ment   Ratio of      ment   Ratio of      ment
                                    Expenses    Income   Expenses    Income   Expenses    Income
                             Ending       to        to         to        to         to        to
                                Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended          Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,         Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------
Class A (1/92)
2002(e)              3.54% $ 93,066      .90%*    4.96%*      .90%*    4.96%*      .89%*    4.97%*         6%
2001                12.02    91,062      .90      5.13        .90      5.13        .89      5.14          18
2000                (4.38)   86,460     1.01      5.04       1.01      5.05       1.00      5.06          54
1999                 3.81   113,140      .90      4.63        .76      4.78        .75      4.78          27
1998                 9.32   102,217      .90      4.79        .71      4.98        .71      4.98          13
1997                 9.21    95,891     1.03      4.89        .68      5.24        .68      5.24          40
Class B (2/97)
2002(e)              3.17     8,720     1.65*     4.21*      1.65*     4.21*      1.64*     4.22*          6
2001                11.17     6,851     1.65      4.38       1.65      4.38       1.64      4.39          18
2000                (5.14)    5,361     1.77      4.31       1.77      4.31       1.76      4.32          54
1999                 3.07     6,497     1.65      3.89       1.51      4.03       1.51      4.03          27
1998                 8.57     3,238     1.65      4.02       1.45      4.22       1.45      4.22          13
1997(d)               .13       605     1.65*     4.24*      1.27*     4.62*      1.27*     4.62*         40
Class C (2/97)
2002(e)              3.26    10,237     1.45*     4.40*      1.45*     4.40*      1.44*     4.41*          6
2001                11.29     6,359     1.45      4.58       1.45      4.58       1.44      4.59          18
2000                (4.89)    5,633     1.57      4.51       1.56      4.51       1.56      4.52          54
1999                 3.18     6,171     1.45      4.10       1.32      4.23       1.32      4.23          27
1998                 8.85     1,716     1.44      4.21       1.24      4.41       1.24      4.41          13
1997(d)              1.85        91     1.45*     4.49*      1.09*     4.85*      1.09*     4.85*         40
Class R (2/97)
2002(e)              3.64     1,520      .71*     5.18*       .71*     5.18*       .70*     5.19*          6
2001                12.12     1,967      .69      5.33        .69      5.33        .68      5.34          18
2000                (4.22)    1,360      .85      5.32        .85      5.32        .84      5.33          54
1999                 4.06       679      .70      4.87        .59      4.97        .59      4.97          27
1998                 9.84        12      .70      4.97        .51      5.16        .51      5.16          13
1997(d)              1.55        --      .08*     6.53*        --      6.61*        --      6.61*         40
----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                 See accompanying notes to financial statements.

-----
56

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
KENTUCKY
                                                     From
                                      Net          and in
                                Realized/          Excess
             Beginning     Net Unrealized          of Net                  Ending
                   Net Invest-    Invest-         Invest-                     Net
Year Ended       Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2002(e)        $10.80    $.27      $ .12  $ .39    $(.27)   $  --  $(.27) $10.92      3.65%
 2001            10.30     .55        .50   1.05     (.55)      --   (.55)  10.80     10.40
 2000            11.22     .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999            11.39     .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
 1998            11.05     .59        .38    .97     (.58)    (.05)  (.63)  11.39      9.00
 1997            10.82     .60        .24    .84     (.60)    (.01)  (.61)  11.05      7.87
Class B (2/97)
 2002(e)         10.80     .23        .12    .35     (.23)      --   (.23)  10.92      3.26
 2001            10.30     .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000            11.22     .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999            11.39     .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
 1998            11.06     .50        .38    .88     (.50)    (.05)  (.55)  11.39      8.10
 1997(d)         11.07     .17       (.01)   .16     (.17)      --   (.17)  11.06      1.47
Class C (10/93)
 2002(e)         10.79     .24        .12    .36     (.24)      --   (.24)  10.91      3.37
 2001            10.29     .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000            11.21     .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999            11.38     .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
 1998            11.04     .52        .39    .91     (.52)    (.05)  (.57)  11.38      8.43
 1997            10.81     .54        .24    .78     (.54)    (.01)  (.55)  11.04      7.29
Class R (2/97)
 2002(e)         10.78     .28        .12    .40     (.28)      --   (.28)  10.90      3.74
 2001            10.27     .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000            11.20     .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999            11.37     .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
 1998            11.03     .61        .39   1.00     (.61)    (.05)  (.66)  11.37      9.25
 1997(d)         11.08     .20       (.04)   .16     (.21)      --   (.21)  11.03      1.42
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ----------------------------------------------------------------------------------
                       Before Credit/           After            After Credit/
                       Reimbursement       Reimbursement(b)     Reimbursement(c)
KENTUCKY              -------------------- -------------------- --------------------
                                   Ratio                Ratio                Ratio
                                  of Net               of Net               of Net
                                 Invest-              Invest-              Invest-
                      Ratio of      ment   Ratio of      ment   Ratio of      ment
                      Expenses    Income   Expenses    Income   Expenses    Income
               Ending       to        to         to        to         to        to
                  Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended     Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2002(e)     $409,200      .86%*    4.95%*      .86%*    4.95%*      .85%*    4.97%*        12%
 2001         403,793      .87      5.11        .87      5.11        .85      5.13          14
 2000         394,048      .96      5.23        .96      5.23        .96      5.23           7
 1999         467,127      .84      4.88        .82      4.90        .82      4.90          10
 1998         451,338      .84      5.12        .77      5.19        .77      5.19          12
 1997         430,803      .99      5.20        .75      5.44        .75      5.44          13
Class B (2/97)
 2002(e)       14,501     1.61*     4.20*      1.61*     4.20*      1.60*     4.22*         12
 2001          12,977     1.62      4.36       1.62      4.36       1.60      4.38          14
 2000          10,148     1.72      4.48       1.72      4.48       1.72      4.48           7
 1999           9,923     1.59      4.13       1.57      4.15       1.56      4.16          10
 1998           4,273     1.59      4.33       1.54      4.38       1.54      4.38          12
 1997(d)          544     1.59*     4.56*      1.39*     4.76*      1.39*     4.76*         13
Class C (10/93)
 2002(e)       38,088     1.41*     4.40*      1.41*     4.40*      1.40*     4.42*         12
 2001          35,770     1.42      4.56       1.42      4.56       1.40      4.58          14
 2000          31,078     1.51      4.68       1.51      4.68       1.51      4.68           7
 1999          37,246     1.39      4.33       1.37      4.36       1.37      4.36          10
 1998          28,630     1.39      4.57       1.33      4.63       1.33      4.63          12
 1997          24,468     1.54      4.64       1.29      4.89       1.29      4.89          13
Class R (2/97)
 2002(e)          965      .66*     5.16*       .66*     5.16*       .65*     5.17*         12
 2001             889      .67      5.31        .67      5.31        .65      5.33          14
 2000             842      .77      5.43        .77      5.43        .77      5.43           7
 1999             839      .64      5.08        .62      5.10        .62      5.11          10
 1998             675      .64      5.31        .58      5.37        .58      5.37          12
 1997(d)          455      .64*     5.62*       .49*     5.77*       .49*     5.77*         13
-----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
57

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
MICHIGAN
                                                         From
                                          Net          and in
                                    Realized/          Excess
               Beginning       Net Unrealized          of Net                  Ending
                     Net   Invest-    Invest-         Invest-                     Net
Year Ended         Asset      ment  ment Gain            ment  Capital          Asset     Total
May 31,            Value    Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------
Class A (6/85)
 2002(e)        $    11.39    $.28     $  .27  $ .55    $(.29)   $  --  $(.29) $11.65      4.82%
 2001                10.75     .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
 1998                11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95
 1997                11.37     .62        .31    .93     (.61)    (.01)  (.62)  11.68      8.42
Class B (2/97)
 2002(e)             11.41     .24        .25    .49     (.24)      --   (.24)  11.66      4.33
 2001                10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
 1998                11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12
 1997(d)             11.66     .17        .04    .21     (.17)      --   (.17)  11.70      1.86
Class C (6/93)
 2002(e)             11.38     .25        .26    .51     (.25)      --   (.25)  11.64      4.53
 2001                10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
 1998                11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45
 1997                11.35     .55        .32    .87     (.55)    (.01)  (.56)  11.66      7.84
Class R (2/97)
 2002(e)             11.39     .29        .27    .56     (.30)      --   (.30)  11.65      4.90
 2001                10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
 1998                11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16
 1997(d)             11.66     .21        .02    .23     (.21)      --   (.21)  11.68      2.01
------------------------------------------------------------------------------------------------

 Class (Inception Date)
                                                 Ratios/Supplemental Data
                  --------------------------------------------------------------------------------
                             Before Credit/           After           After Credit/
                             Reimbursement      Reimbursement(b)     Reimbursement(c)
MICHIGAN                  ------------------   ------------------   ------------------
                                       Ratio                Ratio                Ratio
                                      of Net               of Net               of Net
                                     Invest-              Invest-              Invest-
                          Ratio of      ment   Ratio of      ment   Ratio of      ment
                          Expenses    Income   Expenses    Income   Expenses    Income
                  Ending        to        to         to        to         to        to
                     Net   Average   Average    Average   Average    Average   Average   Portfolio
Year Ended        Assets       Net       Net        Net       Net        Net       Net    Turnover
May 31,            (000)    Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(e)        $212,625      .88%*    4.83%*      .88%*    4.83%*      .87%*    4.84%*        16%
 2001            211,992      .87      5.15        .87      5.15        .86      5.16          11
 2000            208,290      .97      5.22        .97      5.22        .96      5.22          28
 1999            260,396      .84      4.94        .84      4.94        .84      4.94          18
 1998            263,632      .84      5.11        .84      5.11        .84      5.11          13
 1997            259,055      .97      5.21        .85      5.33        .85      5.33          34
Class B (2/97)
 2002(e)           8,947     1.63*     4.08*      1.63*     4.08*      1.62*     4.09*         16
 2001              8,642     1.62      4.40       1.62      4.40       1.61      4.41          11
 2000              7,741     1.73      4.48       1.73      4.48       1.72      4.49          28
 1999              7,733     1.60      4.20       1.60      4.20       1.60      4.20          18
 1998              3,839     1.59      4.32       1.59      4.32       1.59      4.32          13
 1997(d)             380     1.59*     4.52*      1.59*     4.52*      1.59*     4.52*         34
Class C (6/93)
 2002(e)          37,275     1.43*     4.28*      1.43*     4.28*      1.42*     4.29*         16
 2001             36,123     1.42      4.60       1.42      4.60       1.41      4.61          11
 2000             35,678     1.51      4.66       1.51      4.66       1.50      4.67          28
 1999             48,946     1.39      4.39       1.39      4.39       1.39      4.39          18
 1998             45,690     1.39      4.56       1.39      4.56       1.39      4.56          13
 1997             41,649     1.52      4.65       1.40      4.77       1.40      4.77          34
Class R (2/97)
 2002(e)          23,712      .68*     5.03*       .68*     5.03*       .67*     5.04*         16
 2001             22,799      .67      5.35        .67      5.35        .66      5.36          11
 2000             22,035      .77      5.42        .77      5.42        .76      5.43          28
 1999             26,310      .64      5.14        .64      5.14        .64      5.14          18
 1998             26,904      .64      5.31        .64      5.31        .64      5.31          13
 1997(d)          26,211      .65*     5.57*       .65*     5.57*       .65*     5.57*         34
--------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-----
58

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
MISSOURI
                                         Net            From
                                   Realized/          and in
                                  Unrealized          Excess
                Beginning     Net    Invest-          of Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended          Asset    ment       Gain            ment  Capital          Asset     Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------
Class A (8/87)
 2002(e)           $10.71    $.27      $ .16  $ .43    $(.28)   $  --  $(.28) $10.86      4.04%
 2001               10.18     .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000               11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999               11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998               10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
 1997               10.51     .56        .29    .85     (.56)      --   (.56)  10.80      8.29
Class B (2/97)
 2002(e)            10.71     .23        .16    .39     (.24)      --   (.24)  10.86      3.64
 2001               10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000               11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999               11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998               10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
 1997(d)            10.81     .16       (.01)   .15     (.16)      --   (.16)  10.80      1.40
Class C (2/94)
 2002(e)            10.70     .24        .16    .40     (.25)      --   (.25)  10.85      3.76
 2001               10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000               11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999               11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998               10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
 1997               10.50     .51        .29    .80     (.50)      --   (.50)  10.80      7.80
Class R (2/97)
 2002(e)            10.71     .29        .15    .44     (.29)      --   (.29)  10.86      4.12
 2001               10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000               11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999               11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998               10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
 1997(d)            10.90     .17       (.12)   .05     (.15)      --   (.15)  10.80       .43
-----------------------------------------------------------------------------------------------

Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------------
                          Before Credit/           After            After Credit/
                          Reimbursement       Reimbursement(b)     Reimbursement(c)
MISSOURI                 -------------------- -------------------- --------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                  Ending       to        to         to        to         to        to
                     Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended        Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,            (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (8/87)
 2002(e)        $206,453      .88%*    5.03%*      .88%*    5.03%*      .87%*    5.04%*         7%
 2001            202,698      .87      5.31        .87      5.31        .87      5.31          13
 2000            194,271      .96      5.25        .96      5.25        .95      5.26          21
 1999            238,498      .86      4.87        .86      4.87        .86      4.87          12
 1998            233,456      .87      5.02        .87      5.02        .87      5.02          19
 1997            218,924     1.00      5.13        .86      5.27        .86      5.27          41
Class B (2/97)
 2002(e)           8,728     1.63*     4.28*      1.63*     4.28*      1.62*     4.28*          7
 2001              6,991     1.62      4.55       1.62      4.55       1.61      4.56          13
 2000              5,165     1.71      4.51       1.71      4.51       1.70      4.52          21
 1999              5,286     1.61      4.12       1.61      4.13       1.61      4.13          12
 1998              1,677     1.62      4.25       1.62      4.25       1.62      4.25          19
 1997(d)             454     1.62*     4.42*      1.45*     4.59*      1.45*     4.59*         41
Class C (2/94)
 2002(e)          16,410     1.43*     4.48*      1.43*     4.48*      1.42*     4.48*          7
 2001             12,589     1.42      4.76       1.42      4.76       1.42      4.76          13
 2000             10,229     1.50      4.69       1.50      4.69       1.49      4.70          21
 1999             13,444     1.41      4.32       1.41      4.32       1.41      4.32          12
 1998             11,253     1.42      4.47       1.42      4.47       1.42      4.47          19
 1997              7,968     1.55      4.57       1.40      4.72       1.40      4.72          41
Class R (2/97)
 2002(e)             477      .68*     5.23*       .68*     5.23*       .67*     5.24*          7
 2001                470      .67      5.51        .67      5.51        .67      5.51          13
 2000                442      .77      5.47        .77      5.47        .76      5.48          21
 1999                393      .66      5.07        .65      5.08        .65      5.08          12
 1998                 41      .67      5.22        .67      5.22        .67      5.22          19
 1997(d)              34      .67*     5.53*       .55*     5.65*       .55*     5.65*         41
--------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
59

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
OHIO
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(e)           $11.10    $.28      $ .11  $ .39    $(.28)   $  --  $(.28) $11.21      3.50%
 2001               10.62     .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000               11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999               11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998               11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
 1997               11.21     .61        .20    .81     (.61)      --   (.61)  11.41      7.38
Class B (2/97)
 2002(e)            11.09     .24        .11    .35     (.24)      --   (.24)  11.20      3.12
 2001               10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000               11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999               11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998               11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
 1997(d)            11.42     .17       (.01)   .16     (.17)      --   (.17)  11.41      1.45
Class C (8/93)
 2002(e)            11.09     .25        .11    .36     (.25)      --   (.25)  11.20      3.23
 2001               10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000               11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999               11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998               11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
 1997               11.21     .55        .20    .75     (.55)      --   (.55)  11.41      6.80
Class R (2/97)
 2002(e)            11.09     .29        .11    .40     (.29)      --   (.29)  11.20      3.62
 2001               10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000               11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999               11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998               11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
 1997(d)            11.42     .21       (.01)   .20     (.21)      --   (.21)  11.41      1.77
--------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------------
                          Before Credit/           After            After Credit/
                          Reimbursement       Reimbursement(b)     Reimbursement(c)
OHIO                     -------------------- -------------------- --------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                  Ending       to        to         to        to         to        to
                     Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended May    Assets      Net       Net        Net       Net        Net       Net    Turnover
31,                (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(e)        $388,758      .86%*    4.93%*      .86%*    4.93%*      .85%*    4.93%*        17%
 2001            385,226      .86      5.13        .86      5.13        .85      5.13          12
 2000            389,898      .90      5.25        .90      5.25        .89      5.25          11
 1999            471,075      .85      4.94        .85      4.94        .85      4.94          11
 1998            472,821      .85      5.15        .85      5.15        .85      5.15          15
 1997            463,253      .96      5.32        .89      5.39        .89      5.39          17
Class B (2/97)
 2002(e)          21,899     1.60*     4.18*      1.60*     4.18*      1.60*     4.18*         17
 2001             19,846     1.61      4.37       1.61      4.37       1.60      4.37          12
 2000             14,970     1.65      4.51       1.65      4.51       1.64      4.52          11
 1999             14,494     1.61      4.20       1.61      4.20       1.61      4.20          11
 1998              7,422     1.61      4.39       1.61      4.39       1.61      4.39          15
 1997(d)           1,649     1.60*     4.63*      1.60*     4.63*      1.60*     4.63*         17
Class C (8/93)
 2002(e)          44,711     1.40*     4.38*      1.40*     4.38*      1.40*     4.38*         17
 2001             41,396     1.41      4.57       1.41      4.57       1.40      4.58          12
 2000             41,220     1.45      4.69       1.45      4.69       1.44      4.70          11
 1999             50,889     1.40      4.39       1.40      4.39       1.40      4.39          11
 1998             47,036     1.40      4.60       1.40      4.60       1.40      4.60          15
 1997             40,713     1.51      4.77       1.44      4.84       1.44      4.84          17
Class R (2/97)
 2002(e)         148,117      .65*     5.13*       .65*     5.13*       .65*     5.13*         17
 2001            146,678      .66      5.32        .66      5.32        .65      5.33          12
 2000            142,031      .70      5.45        .70      5.45        .69      5.46          11
 1999            161,491      .65      5.14        .65      5.14        .65      5.14          11
 1998            162,220      .65      5.35        .65      5.35        .65      5.35          15
 1997(d)         160,312      .65*     5.65*       .65*     5.65*       .65*     5.65*         17
--------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
60

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
WISCONSIN
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended          Asset    ment       Gain            ment  Capital          Asset     Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2002(e)           $ 9.97    $.22      $ .16  $ .38    $(.22)   $  --  $(.22) $10.13      3.84%
 2001                9.24     .45        .72   1.17     (.44)      --   (.44)   9.97     12.84
 2000               10.20     .44       (.95)  (.51)    (.44)    (.01)  (.45)   9.24     (5.04)
 1999               10.28     .47       (.08)   .39     (.47)      --   (.47)  10.20      3.83
 1998                9.80     .49        .49    .98     (.50)      --   (.50)  10.28     10.19
 1997                9.61     .51        .19    .70     (.51)      --   (.51)   9.80      7.40
Class B (2/97)
 2002(e)            10.00     .18        .16    .34     (.19)      --   (.19)  10.15      3.36
 2001                9.27     .38        .72   1.10     (.37)      --   (.37)  10.00     11.98
 2000               10.23     .37       (.95)  (.58)    (.37)    (.01)  (.38)   9.27     (5.75)
 1999               10.31     .39       (.08)   .31     (.39)      --   (.39)  10.23      3.05
 1998                9.82     .42        .49    .91     (.42)      --   (.42)  10.31      9.46
 1997(d)             9.87     .12       (.06)   .06     (.11)      --   (.11)   9.82       .60
Class C (2/97)
 2002(e)            10.00     .19        .16    .35     (.20)      --   (.20)  10.15      3.46
 2001                9.26     .40        .73   1.13     (.39)      --   (.39)  10.00     12.31
 2000               10.22     .39       (.95)  (.56)    (.39)    (.01)  (.40)   9.26     (5.56)
 1999               10.30     .41       (.07)   .34     (.42)      --   (.42)  10.22      3.29
 1998                9.82     .44        .49    .93     (.45)      --   (.45)  10.30      9.59
 1997(d)             9.87     .13       (.07)   .06     (.11)      --   (.11)   9.82       .65
Class R (2/97)
 2002(e)            10.02     .23        .15    .38     (.23)      --   (.23)  10.17      3.83
 2001                9.28     .47        .73   1.20     (.46)      --   (.46)  10.02     13.10
 2000               10.23     .46       (.94)  (.48)    (.46)    (.01)  (.47)   9.28     (4.73)
 1999               10.31     .49       (.08)   .41     (.49)      --   (.49)  10.23      4.04
 1998                9.82     .53        .48   1.01     (.52)      --   (.52)  10.31     10.47
 1997(d)             9.87     .15       (.07)   .08     (.13)      --   (.13)   9.82       .84
-------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------------
                         Before Credit/           After            After Credit/
                         Reimbursement       Reimbursement(b)     Reimbursement(c)
WISCONSIN               -------------------- -------------------- --------------------
                                     Ratio                Ratio                Ratio
                                    of Net               of Net               of Net
                                   Invest-              Invest-              Invest-
                        Ratio of      ment   Ratio of      ment   Ratio of      ment
                        Expenses    Income   Expenses    Income   Expenses    Income
                 Ending       to        to         to        to         to        to
                    Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,           (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2002(e)        $37,198      .98%*    4.32%*      .98%*    4.32%*      .97%*    4.33%*         8%
 2001            30,944      .97      4.59        .97      4.59        .95      4.61          16
 2000            30,146     1.14      4.50       1.02      4.62       1.01      4.63          26
 1999            29,217     1.16      4.05        .68      4.53        .68      4.53           9
 1998            24,313     1.36      4.06        .55      4.87        .55      4.87          10
 1997            14,004     1.61      4.10        .51      5.20        .51      5.20          42
Class B (2/97)
 2002(e)          4,609     1.73*     3.58*      1.73*     3.58*      1.72*     3.60*          8
 2001             4,401     1.72      3.84       1.72      3.84       1.70      3.86          16
 2000             3,977     1.89      3.75       1.76      3.87       1.75      3.88          26
 1999             3,795     1.91      3.30       1.43      3.78       1.43      3.79           9
 1998             1,877     2.08      3.28       1.32      4.04       1.32      4.04          10
 1997(d)             20     2.18*     3.57*       .94*     4.81*       .94*     4.81*         42
Class C (2/97)
 2002(e)          3,786     1.54*     3.81*      1.54*     3.81*      1.53*     3.82*          8
 2001             5,408     1.52      4.04       1.52      4.04       1.50      4.05          16
 2000             4,366     1.69      3.95       1.57      4.07       1.56      4.08          26
 1999             3,457     1.71      3.51       1.23      3.99       1.23      3.99           9
 1998             1,366     1.89      3.47       1.11      4.25       1.11      4.25          10
 1997(d)             76     1.98*     3.62*       .69*     4.91*       .69*     4.91*         42
Class R (2/97)
 2002(e)             89      .79*     4.54*       .79*     4.54*       .77*     4.55*          8
 2001                51      .77      4.79        .77      4.79        .75      4.80          16
 2000                45      .92      4.67        .79      4.81        .78      4.82          26
 1999               107      .96      4.26        .48      4.73        .48      4.74           9
 1998                45     1.12      4.28        .32      5.08        .32      5.08          10
 1997(d)             40     1.28*     4.39*        --      5.67*        --      5.67*         42
-------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
61

                                     Notes


















-----
62

                                     Notes





















-----
63

                                     Notes



















-----
64

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



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certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.


-----
65

        Serving
Investors
            For Generations

--------------------------------------------------------------------------------

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